THE
                                    GLENMEDE
                                      TRUST
                                     COMPANY

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                            STATEMENTS OF OPERATIONS
             For the six months ended April 30, 1999 -- (Unaudited)

                                                                            Tax-             Core
                                                        Government         Exempt            Fixed
                                                           Cash             Cash             Income
                                                         Portfolio        Portfolio         Portfolio
                                                        -----------      -----------      -----------
Investment income:
   Dividends (net of foreign withholding taxes) .....   $      --        $      --        $      --
   Interest .........................................    12,382,245        5,729,078        8,663,154
                                                        -----------      -----------      -----------
     Total investment income ........................    12,382,245        5,729,078        8,663,154
                                                        -----------      -----------      -----------

Expenses:
   Investment advisory fee ..........................          --               --               --
   Administration fee ...............................        91,648           70,574           47,993
   Shareholder servicing fee ........................       124,837           96,066           65,705
   Interest expense .................................          --               --            558,145
   Custodian fee ....................................        12,540            9,428            9,269
   Legal and audit fees .............................        15,856           24,352           13,415
   Directors' fees and expenses .....................         5,270            4,718            3,099
   Registration and filing fees .....................         1,339           15,568              817
   Other expenses ...................................        17,006           22,937           15,076
                                                        -----------      -----------      -----------
     Total expenses .................................       268,496          243,643          713,519
                                                        -----------      -----------      -----------
   Net investment income ............................    12,113,749        5,485,435        7,949,635
                                                        -----------      -----------      -----------
Realized and unrealized gain/(loss):
   Net realized gain/(loss) on:
     Securities transactions ........................          --               --          2,294,711
     Foreign currency transactions ..................          --               --               --
                                                        -----------      -----------      -----------
     Net realized gain/(loss) .......................          --               --          2,294,711
                                                        -----------      -----------      -----------
   Net change unrealized appreciation/
     depreciation of:
     Securities including options ...................          --               --         (7,919,628)
     Foreign currency translation ...................          --               --               --
                                                        -----------      -----------      -----------
     Net unrealized appreciation/
        depreciation ................................          --               --         (7,919,628)
                                                        -----------      -----------      -----------
Net realized and unrealized gain/(loss) .............          --               --         (5,624,917)
                                                        -----------      -----------      -----------
Net increase/(decrease) in net assets
   resulting from operations ........................   $12,113,749      $ 5,485,435      $ 2,324,718
                                                        ===========      ===========      ===========

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                     STATEMENTS OF OPERATIONS -- (Continued)
             For the six months ended April 30, 1999 -- (Unaudited)

                                                         Tax              Small
                                                       Managed        Capitalization       Large Cap
                                                        Equity             Equity             Value
                                                     Portfolio(1)        Portfolio          Portfolio
                                                     ------------      ------------       ------------
Investment income:
   Dividends (net of foreign withholding taxes)      $  1,035,114      $  3,196,525       $    452,051
   Interest ...................................            44,405           167,260             26,163
                                                     ------------      ------------       ------------
     Total investment income ..................         1,079,519         3,363,785            478,214
                                                     ------------      ------------       ------------

Expenses:
   Investment advisory fee ....................              --             895,071               --
   Administration fee .........................            28,893            58,732             13,800
   Shareholder servicing fee ..................            39,339           376,126             18,493
   Interest expense ...........................              --                --                 --
   Custodian fee ..............................             5,177            12,113              2,322
   Legal and audit fees .......................             8,833            88,634              5,468
   Directors' fees and expenses ...............             1,674             7,336                818
   Registration and filing fees ...............             2,405             7,182              1,301
   Other expenses .............................             6,756            44,748              3,920
                                                     ------------      ------------       ------------
     Total expenses ...........................            93,077         1,489,942             46,122
                                                     ------------      ------------       ------------
   Net investment income ......................           986,442         1,873,843            432,092
                                                     ------------      ------------       ------------
Realized and unrealized gain/(loss):
   Net realized gain/(loss) on:
     Securities transactions ..................        15,478,319       (13,100,263)         4,541,065
     Foreign currency transactions ............              --                --                 --
                                                     ------------      ------------       ------------
     Net realized gain/(loss) .................        15,478,319       (13,100,263)         4,541,065
                                                     ------------      ------------       ------------
   Net change unrealized appreciation/
     depreciation of:
     Securities including options .............         8,103,853        10,649,786         11,888,866
     Foreign currency translation .............              --                --                 --
                                                     ------------      ------------       ------------
     Net unrealized appreciation
       depreciation ...........................         8,103,853        10,649,786         11,888,866
                                                     ------------      ------------       ------------
Net realized and unrealized gain ..............        23,582,172        (2,450,477)        16,429,931
                                                     ------------      ------------       ------------
Net increase in net assets
   resulting from operations ..................      $ 24,568,614      $   (576,634)      $ 16,862,023
                                                     ============      ============       ============


-------------
(1) The Tax Managed Portfolio had foreign dividend withholding taxes of $2,948.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                     STATEMENTS OF OPERATIONS -- (Continued)
             For the six months ended April 30, 1999 -- (Unaudited)

                                                                                       Institutional              Emerging
                                                               International           International              Markets
                                                                Portfolio(2)            Portfolio(2)            Portfolio(2)
                                                               -------------           -------------           -------------
Investment income:
   Dividends (net of foreign withholding taxes) ............   $  12,381,573           $   1,098,519           $     413,377
   Interest ................................................       1,211,305                 181,039                   9,165
                                                               -------------           -------------           -------------
     Total investment income ...............................      13,592,878               1,279,558                 422,542
                                                               -------------           -------------           -------------

Expenses:
   Investment advisory fee .................................            --                   424,302                 368,004
   Administration fee ......................................         217,998                  22,818                  10,838
   Shareholder servicing fee ...............................         340,607                   2,927                   3,745
   Interest expense ........................................            --                      --                      --
   Custodian fee ...........................................         109,592                   6,418                 172,993
   Legal and audit fees ....................................          64,858                   6,446                   7,106
   Directors' fees and expenses ............................          16,672                   1,683                   2,114
   Registration and filing fees ............................          23,768                  15,381                   1,063
   Other expenses ..........................................          17,412                   7,217                   4,114
                                                               -------------           -------------           -------------
     Total expenses ........................................         790,907                 487,192                 569,977
                                                               -------------           -------------           -------------
   Net investment income (loss) ............................      12,801,971                 792,366                (147,435)
                                                               -------------           -------------           -------------
Realized and unrealized gain/(loss):
   Net realized gain on:
     Securities transactions ...............................      46,133,563               3,100,784                (540,018)
     Foreign currency transactions .........................         (80,675)                 37,903                (485,683)
                                                               -------------           -------------           -------------
     Net realized gain .....................................      46,052,888               3,138,687              (1,025,701)
                                                               -------------           -------------           -------------
   Net change unrealized appreciation/
     depreciation of:
     Securities including options ..........................     114,334,324              11,485,050              18,163,244
     Foreign currency translation ..........................         (52,470)                 (4,717)                 68,521
                                                               -------------           -------------           -------------
     Net unrealized appreciation/depreciation ..............     114,281,854              11,480,333              18,231,765
                                                               -------------           -------------           -------------
Net realized and unrealized gain ...........................     160,334,742              14,619,020              17,206,064
                                                               -------------           -------------           -------------
Net increase in net assets
   resulting from operations ...............................   $ 173,136,713           $  15,411,386           $  17,058,629
                                                               =============           =============           =============


------------
(2) The International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio had foreign dividend withholding taxes of $1,276,965, $123,137 and $109,775, respectively.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                     STATEMENTS OF OPERATIONS -- (Continued)
             For the six months ended April 30, 1999 -- (Unaudited)

                                                              Global
                                                              Equity
                                                            Portfolio(2)
                                                            -----------
Investment income:
   Dividends (net of foreign withholding taxes) ......      $   246,941
   Interest ..........................................           27,671
                                                            -----------
     Total investment income .........................          274,612
                                                            -----------

Expenses:
   Investment advisory fee ...........................           95,684
   Administration fee ................................            4,990
   Shareholder servicing fee .........................            3,320
   Interest expense ..................................             --
   Custodian fee .....................................            1,043
   Legal and audit fees ..............................            6,295
   Directors' fees and expenses ......................              281
   Registration and filing fees ......................            3,703
   Other expenses ....................................            4,214
                                                            -----------
     Total expenses ..................................          119,530
                                                            -----------
   Net investment income .............................          155,082
                                                            -----------
Realized and unrealized gain:
   Net realized gain on:
     Securities transactions .........................          597,631
     Foreign currency transactions ...................           13,705
                                                            -----------
     Net realized gain ...............................          611,336
                                                            -----------
   Net change unrealized appreciation/depreciation of:
     Securities including options ....................        3,438,993
     Foreign currency translation ....................             (694)
                                                            -----------
     Net unrealized appreciation/depreciation ........        3,438,299
                                                            -----------
Net realized and unrealized gain .....................        4,049,635
                                                            -----------
Net increase in net assets resulting from operations..      $ 4,204,717
                                                            ===========


------------
(2) The Global Equity Portfolio had foreign dividend withholding taxes of $32,017.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
             For the six months ended April 30, 1999 -- (Unaudited)

                                                                                Tax-             Core
                                                            Government         Exempt            Fixed
                                                               Cash             Cash             Income
                                                             Portfolio        Portfolio        Portfolio
                                                           ------------     ------------     ------------
Net investment income..................................    $ 12,113,749     $  5,485,435     $  7,949,635
Net realized gain/(loss) on:
   Security transactions including options ............            --               --          2,294,711
   Foreign currency transactions ......................            --               --               --
Net change in unrealized appreciation/ depreciation of:
   Securities .........................................            --               --         (7,919,628)
   Foreign currency translation .......................            --               --               --
                                                           ------------     ------------     ------------
Net increase in net assets resulting
   from operations ....................................      12,113,749        5,485,435        2,324,718
Distributions to shareholders from:
   Net investment income ..............................     (12,113,749)      (5,485,435)      (7,915,287)
   Net investment income (Institutional Shares) .......            --               --               --
   Net realized gain on investments ...................            --               --               --
   Net increase/(decrease) in net assets from
     capital share transactions .......................     167,975,715      (40,301,540)      15,712,159
                                                           ------------     ------------     ------------
Net increase/(decrease) in net assets .................     167,975,715      (40,301,540)      10,121,590
NET ASSETS:
Beginning of period ...................................     430,165,085      375,924,423      258,986,184
                                                           ------------     ------------     ------------
End of period .........................................    $598,140,800     $335,622,883     $269,107,774
                                                           ============     ============     ============

---------------------------------------------------------------------------------------------------------

                                    For the year ended October 31, 1998
                                                                                Tax-            Core
                                                            Government         Exempt           Fixed
                                                              Cash              Cash            Income
                                                            Portfolio         Portfolio       Portfolio
                                                           ------------     ------------     ------------
Net investment income..................................    $ 25,539,088     $  9,876,757     $ 17,192,716
Net realized gain/(loss) on:
   Securities transactions ............................           --              (7,168)       2,139,605
   Foreign currency transactions ......................           --              --                 --
Net change in unrealized appreciation/ depreciation of:
   Securities .........................................           --              --            3,989,062
   Foreign currency translation .......................           --              --                 --
                                                           ------------     ------------     ------------
Net increase in net assets resulting
   from operations ....................................      25,539,088        9,869,589       23,321,383
Distributions to shareholders from:
   Net investment income ..............................     (25,539,088)      (9,876,757)     (17,307,852)
   Net realized gain on investments ...................           --              --                --
Net increase/(decrease) in net assets from
   capital share transactions .........................     (20,872,453)      94,981,854      (13,760,110)
                                                          ------------      ------------     ------------
Net increase/(decrease) in net assets .................     (20,872,453)      94,974,686       (7,746,579)
NET ASSETS:
Beginning of year .....................................     451,037,538      280,949,737      266,732,763
                                                           ------------     ------------     ------------
End of year ...........................................    $430,165,085     $375,924,423     $258,986,184
                                                           ============     ============     ============

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
             For the six months ended April 30, 1999 -- (Unaudited)


                                                               Tax              Small
                                                             Managed       Capitalization      Large Cap
                                                              Equity           Equity            Value
                                                             Portfolio        Portfolio        Portfolio
                                                           ------------     ------------     ------------
Net investment income .................................    $    986,442     $  1,873,843     $    432,092
Net realized gain/(loss) on:
   Security transactions including options ............      15,478,319      (13,100,263)       4,541,065
   Foreign currency transactions ......................          --                --               --
Net change in unrealized appreciation/
   depreciation of:
   Securities .........................................       8,103,853       10,649,786       11,888,866
   Foreign currency translation .......................          --                --               --
                                                           ------------     ------------     ------------
Net increase/(decrease) in net assets resulting
   from operations ....................................      24,568,614         (576,634)      16,862,023
Distributions to shareholders from:
   Net investment income ..............................        (974,159)      (1,622,442)        (471,942)
   Net investment income (Institutional Shares) .......            --           (236,219)           --
   Net realized gain on investments ...................            --               --           (474,398)
Net decrease in net assets from
  capital share transactions ..........................     (21,235,125)     (37,289,317)      (1,939,601)
                                                           ------------     ------------     ------------
Net increase/(decrease) in net assets .................       2,359,330      (39,724,612)      13,976,082
NET ASSETS:
Beginning of period ...................................     152,600,638      339,390,006       66,620,339
                                                           ------------     ------------     ------------
End of period .........................................    $154,959,968     $299,665,394     $ 80,596,421
                                                           ============     ============     ============
---------------------------------------------------------------------------------------------------------

                       For the year ended October 31, 1998
                                                                Tax             Small
                                                              Managed      Capitalization      Large Cap
                                                               Equity          Equity            Value
                                                             Portfolio       Portfolio         Portfolio
                                                           ------------     ------------     ------------
Net investment income .................................    $  2,709,260     $  4,578,357     $  1,297,070
Net realized gain on:
   Securities transactions ............................       3,253,783        2,460,188        8,925,375
   Foreign currency transactions ......................           --               --               --
Net change in unrealized appreciation/
   depreciation of:
   Securities .........................................       3,805,619      (88,260,179)      (6,891,265)
   Foreign currency translation .......................           --               --               --
                                                           ------------     ------------     ------------
Net increase/(decrease) in net assets resulting
   from operations ....................................       9,768,662      (81,221,634)       3,331,180
Distributions to shareholders from:
   Net investment income ..............................      (2,647,424)      (4,508,564)      (1,322,089)
   Net realized gain on investments ...................      (3,246,929)      (2,643,414)      (9,224,403)
Net increase/(decrease) in net assets from
   capital share transactions .........................       8,231,775       (6,892,431)       2,658,292
                                                           ------------     ------------     ------------
Net increase/(decrease) in net assets .................      12,106,084      (95,266,043)      (4,557,020)
NET ASSETS:
Beginning of year .....................................     140,494,554      434,656,049       71,177,359
                                                           ------------     ------------     ------------
End of year ...........................................    $152,600,638     $339,390,006     $ 66,620,339
                                                           ============     ============     ============

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
             For the six months ended April 30, 1999 -- (Unaudited)


                                                                            Institutional      Emerging
                                                          International     International       Markets
                                                            Portfolio         Portfolio        Portfolio
                                                          -------------     ------------     ------------
Net investment income (loss)...........................   $  12,801,971     $    792,366     $   (147,435)
Net realized gain/(loss) on:
   Security transactions including options.............      46,133,563        3,100,784         (540,018)
   Foreign currency transactions.......................         (80,675)          37,903         (485,683)
Net change in unrealized appreciation/depreciation of:
   Securities..........................................     114,334,324       11,485,050       18,163,244
   Foreign currency translation........................         (52,470)          (4,717)          68,521
                                                          -------------     ------------     ------------
Net increase in net assets resulting
   from operations.....................................     173,136,713       15,411,386       17,058,629
Distributions to shareholders from:
   Net investment income...............................     (13,412,040)        (791,596)           --
   Net investment income (Institutional Shares) .......           --               --               --
   Net realized gain on investments....................           --               --               --
Net increase/(decrease) in net assets from
   capital share transactions..........................      27,353,825       26,296,720         (838,818)
                                                          -------------     ------------     -------------
Net increase in net assets.............................     187,078,498       40,916,510       16,219,811
NET ASSETS:
Beginning of period....................................   1,135,191,805       98,727,108       55,788,603
                                                         --------------     ------------     ------------
End of period..........................................  $1,322,270,303     $139,643,618     $ 72,008,414
                                                         ==============     ============     ============
---------------------------------------------------------------------------------------------------------

                       For the year ended October 31, 1998

                                                                            Institutional      Emerging
                                                          International    International        Markets
                                                            Portfolio        Portfolio         Portfolio
                                                          -------------     ------------     ------------
Net investment income..................................   $  27,207,128     $  1,518,179     $    200,978
Net realized gain/(loss) on:
   Securities transactions.............................     (21,332,558)      (1,822,717)     (32,861,279)
   Foreign currency transactions.......................         987,491           58,237         (549,596)
Net change in unrealized appreciation/depreciation of:
   Securities..........................................      71,680,523        5,361,413          940,185
   Foreign currency translation........................          32,072            3,986         (113,826)
                                                         --------------     ------------     ------------
Net increase/(decrease) in net assets resulting
   from operations.....................................      78,574,656        5,119,098      (32,383,538)
Distributions to shareholders from:
   Net investment income...............................     (29,290,284)      (1,718,496)          --
   Net realized gain on investments....................     (11,518,026)        (943,135)          --
Net increase/(decrease) in net assets from
   capital share transactions..........................      46,323,409       14,611,047       (6,839,917)
                                                         --------------     ------------     ------------
Net increase/(decrease) in net assets..................      84,089,755       17,068,514      (39,223,455)
NET ASSETS:
Beginning of year......................................   1,051,102,050       81,658,594       95,012,058
                                                         --------------     ------------     ------------
End of year............................................  $1,135,191,805     $ 98,727,108     $ 55,788,603
                                                         ==============     ============     ============


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
             For the six months ended April 30, 1999 -- (Unaudited)

                                                                       Global
                                                                       Equity
                                                                     Portfolio
                                                                   ------------
Net investment income ........................................     $    155,082
Net realized gain on:
   Security transactions including options ...................          597,631
   Foreign currency transactions .............................           13,705
Net change in unrealized appreciation/depreciation of:
   Securities ................................................        3,438,993
   Foreign currency translation ..............................             (694)
                                                                   ------------
Net increase/(decrease) in net assets resulting
   from operations ...........................................        4,204,717
Distributions to shareholders from:
   Net investment income .....................................         (188,832)
   Net investment income (Institutional Shares) ..............             --
   Net realized gain on investments ..........................             --
Net increase/(decrease) in net assets from
   capital share transactions ................................             --
                                                                   ------------
Net increase/(decrease) in net assets ........................        4,015,885
NET ASSETS:
Beginning of period ..........................................       25,310,649
                                                                   ------------
End of period ................................................     $ 29,326,534
                                                                   ============
--------------------------------------------------------------------------------

           For the period November 3, 1997(1) through October 31, 1998

                                                                     Global
                                                                     Equity
                                                                    Portfolio
                                                                   ------------
Net investment income ........................................     $    367,612
Net realized gain/(loss) on:
   Securities transactions ...................................         (407,213)
   Foreign currency transactions .............................          (21,800)
Net change in unrealized appreciation/depreciation of:
   Securities ................................................          657,936
   Foreign currency translation ..............................            1,614
                                                                   ------------
Net increase/(decrease) in net assets resulting
   from operations ...........................................          598,149
Distributions to shareholders from:
   Net investment income .....................................         (287,500)
   Net realized gain on investments ..........................         (175,000)
Net increase/(decrease) in net assets from
   capital share transactions ................................       25,175,000
                                                                   ------------
Net increase/(decrease) in net assets ........................       25,310,649
NET ASSETS:
Beginning of year ............................................             --
                                                                   ------------
End of year ..................................................     $ 25,310,649
                                                                   ============

-------------
(1) Commencement of operations.

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                         Government Cash Portfolio
                               Six Months     -------------------------------------------------
                                  ended                   Year Ended October 31,
                                April 30,     -------------------------------------------------
                                 1999(3)       1998       1997      1996       1995       1994
                                 -------      ------    -------    ------     ------     ------
Net asset value, beginning
   of period...............       $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                  ------      ------     ------    ------     ------     ------
Net investment income......        0.024       0.051      0.054     0.053      0.059      0.038
Distributions from net
   investment income.......       (0.024)     (0.051)    (0.054)   (0.053)    (0.059)    (0.038)
                                  ------      ------     ------    ------     ------     ------
Net asset value, end
   of period...............       $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                  ======      ======     ======    ======     ======     ======

Total Return(1)............         2.42%       5.63%      5.53%     5.46%      5.87%      3.78%
                                  ======      ======     ======    ======     ======     ======
Ratios to average net
 assets/Supplemental data:
Net assets, end of period
   (in 000's)..............     $598,141    $430,165   $451,038  $452,395   $408,605   $353,405
Ratio of operating expenses to
   average net assets......         0.11%(2)    0.11%      0.13%     0.16%      0.15%      0.11%
Ratio of net investment income
   to average net assets...         4.84%(2)    5.41%      5.39%     5.32%      5.71%      3.82%

--------------------------------------------------------------------------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                       Tax-Exempt Cash Portfolio
                                Six Months    -------------------------------------------------
                                   ended                 Year Ended October 31,
                                 April 30,    -------------------------------------------------
                                  1999(3)      1998       1997      1996       1995       1994
                                 --------     ------     ------    ------    -------     ------
Net asset value, beginning
   of period...............       $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                  ------      ------     ------    ------     ------    -------
Net investment income......        0.014       0.034      0.034     0.034      0.038      0.025
Distributions from net
   investment income.......       (0.014)     (0.034)    (0.034)   (0.034)    (0.038)    (0.025)
                                  ------      ------     ------    ------     ------    -------
Net asset value, end
   of period...............       $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                  ======      ======     ======    ======     ======     ======
Total Return(1)............         1.43%       3.41%      3.46%     3.42%      3.76%      2.48%
                                  ======      ======     ======    ======     ======     ======
Ratios to average net
  assets/Supplemental data:
Net assets, end of period
   (in 000's)..............     $335,623    $375,924   $280,950  $224,999   $222,808   $222,985
Ratio of operating expenses to
   average net assets......         0.13%(2)    0.13%      0.14%     0.15%      0.15%      0.13%
Ratio of net investment income
   to average net assets...         2.85%(2)    3.37%      3.40%     3.36%      3.69%      2.52%

--------------------------------------------------------------------------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                        Core Fixed Income Portfolio
                                Six Months   --------------------------------------------------
                                  ended                   Year Ended October 31,
                                 April 30,   --------------------------------------------------
                                  1999(4)      1998       1997     1996       1995      1994
                                 -------     -------    -------   -------    -------  ---------
Net asset value, beginning
   of period...............      $ 10.70     $ 10.46    $ 10.29   $ 10.36     $ 9.89    $ 10.84
                                 -------     -------    -------   -------    -------   --------
Income from investment
   operations:
Net investment income......         0.32        0.64       0.68      0.66       0.69       0.64
Net realized and unrealized
   gain/(loss) on investment       (0.21)       0.24       0.17     (0.08)      0.46      (0.96)
                                 -------     -------    -------   -------    -------   --------
Total from investment
   operations..............         0.11        0.88       0.85      0.58       1.15      (0.32)
                                 -------     -------    -------   -------    -------   --------
Less Distributions from:
Net investment income......        (0.32)      (0.64)     (0.68)    (0.65)     (0.68)     (0.63)
Net realized capital gains.         --           --         --        --         --         --
                                 -------     -------    -------   -------    -------   --------
Total distributions........        (0.32)      (0.64)     (0.68)    (0.65)     (0.68)     (0.63)
                                 -------     -------    -------   -------    -------   --------
Net asset value, end of period   $ 10.49     $ 10.70    $ 10.46   $ 10.29    $ 10.36   $   9.89
                                 =======     =======    =======   =======    =======   ========
Total Return(1)............         1.01%       9.32%      8.63%     5.88%     12.06%     (3.03)%
                                 =======     =======    =======   =======    =======   ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of period
   (in 000's)..............     $269,108    $258,986   $266,733  $259,503   $342,874   $333,797
Ratio of operating expenses to
   average net assets......         0.12%(2,3)  0.11%(2)   0.13%(2)  0.16%      0.11%      0.12%(2)
Ratio of total expenses to
   average net assets......         0.55%(3)    0.99%      0.43%     0.16%      0.11%      0.14%
Ratio of net investment income
   to average net assets...         6.08%(3)    6.58%      6.67%     6.37%      6.67%      6.06%
Portfolio turnover rate....           81%         93%       307%       47%       228%       165%

-------------
(1) Total return represents aggregate total return for the period indicated.
(2) The operating expense ratios exclude interest expense, which is included in the total expense ratio.
(3) Annualized.
(4) Unaudited.
                       See Notes to Financial Statements.

                            ------------------------
                            THE GLENMEDE FUND, INC.
                            ------------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                       Tax Managed Equity Portfolio
                               Six Months    --------------------------------------------------
                                  ended                   Year Ended October 31,
                                April 30,    --------------------------------------------------
                                 1999(3)       1998      1997      1996        1995      1994
                                 -------     -------    -------   -------    -------    -------
Net asset value, beginning
   of period...............      $ 20.69     $ 20.11    $ 16.79   $ 14.67    $ 12.56   $  13.23
                                 -------     -------    -------   -------    -------   --------
Income from investment
   operations:
Net investment income......         0.14        0.37       0.28      0.41       0.32       0.31
Net realized and unrealized
   gain/(loss) on investments       3.34        1.02       5.69      3.73       2.64      (0.17)
                                 -------     -------    -------   -------    -------   --------
Total from investment
   operations..............         3.48        1.39       5.97      4.14       2.96       0.14
                                 -------     -------    -------   -------    -------   --------
Less Distributions from:
Net investment income......        (0.14)      (0.36)     (0.28)    (0.40)     (0.33)     (0.29)
Net realized capital gains.        --          (0.45)     (2.37)    (1.62)     (0.52)     (0.52)
                                 -------     -------    -------   -------    -------   --------
Total distributions........        (0.14)      (0.81)     (2.65)    (2.02)     (0.85)     (0.81)
                                 -------     -------    -------   -------    -------   --------
Net asset value, end of period   $ 24.03     $ 20.69    $ 20.11   $ 16.79    $ 14.67   $  12.56
                                 =======     =======    =======   =======    =======   ========
Total Return(1)............        16.80%       7.00%     36.39%    28.65%     23.78%      1.21%
                                 =======     =======    =======   =======    =======   ========
Ratios to average net
   assets/Supplemental data:
Net assets, end of period
   (in 000's)..............     $154,960    $152,601   $140,495 $  94,185  $  80,157  $  64,046
Ratio of operating expenses to
   average net assets......         0.12%       0.12%      0.13%     0.17%      0.14%      0.16%
Ratio of net investment income
   to average net assets...         1.25%(2)    1.71%      1.91%     2.26%      2.32%      2.40%
Portfolio turnover rate....           19%         52%        26%       36%        70%       109%

--------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.


                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                          Small Capitalization
                                                    Equity Portfolio (Advisor Shares)
                               Six Months    --------------------------------------------------
                                 ended                    Year Ended October 31,
                                April 30,    --------------------------------------------------
                                 1999(3)       1998      1997       1996      1995       1994
                                 -------     -------    -------   -------    -------   --------
Net asset value, beginning
   of period...............      $ 15.28     $ 19.06    $ 16.12   $ 14.98    $ 13.95    $ 13.97
                                 -------     -------    -------   -------    -------   --------
Income from investment
   operations:
Net investment income......         0.09        0.19       0.38      0.33       0.28       0.16
Net realized and unrealized
   gain/(loss) on investment       (0.05)      (3.66)      6.32      2.38       2.69       0.23
                                 -------     -------    -------   -------    -------   --------
Total from investment
   operations..............         0.04       (3.47)      6.70      2.71       2.97       0.39
                                 -------     -------    -------   -------    -------   --------
Less Distributions from:
Net investment income......        (0.09)      (0.19)     (0.37)    (0.33)     (0.26)     (0.15)
Net realized capital gains.          --        (0.12)     (3.39)    (1.24)     (1.68)     (0.26)
                                 -------     -------    -------   -------    -------   --------
Total distributions........        (0.09)      (0.31)     (3.76)    (1.57)     (1.94)     (0.41)
                                 -------     -------    -------   -------    -------   --------
Net asset value, end of period   $ 15.23     $ 15.28    $ 19.06   $ 16.12    $ 14.98   $  13.95
                                 =======     =======    =======   =======    =======   ========
Total Return(1)............         0.25%     (18.35)%    41.80%    18.22%     21.15%      2.85%
                                 =======     =======    =======   =======    =======   ========
Ratios to average net
   assets/Supplemental data:
Net assets, end of period
   (in 000's)..............     $271,174    $307,596   $434,656  $308,415   $170,969   $109,872
Ratio of operating expenses to
   average net assets......         0.89%(2)    0.76%      0.12%     0.17%      0.14%      0.14%
Ratio of net investment income
   to  average net assets..         1.13%(2)    1.07%      2.00%     2.15%      1.92%      1.18%
Portfolio turnover rate....           36%         42%        59%       37%        57%        31%

-------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                                       Small Capitalization
                                                                          Equity Portfolio
                                                                      (Institutional Shares)
                                                                     ------------------------
                                                     For the Six          For the Period
                                                    Months ended         January 2, 1998(1)
                                                  April 30, 1999(4)   through October 31, 1998
                                                  -----------------  -------------------------
Net asset value, beginning
   of period .....................................      $ 15.29                $ 19.33
                                                        -------                -------
Income from investment
   operations:
Net investment income ............................         0.10                   0.15
Net realized and unrealized
   loss on investments ...........................        (0.05)                 (3.94)
                                                        -------                -------
Total from investment
   operations ....................................         0.05                  (3.79)
                                                        -------                -------
Less Distributions from:
Net investment income ............................        (0.12)                 (0.13)
Net realized capital gains .......................         --                    (0.12)
                                                        -------                -------
Total distributions ..............................        (0.12)                 (0.25)
                                                        -------                -------
Net asset value, end of period ...................      $ 15.22                $ 15.29
                                                        =======                =======
Total Return(2) ..................................         0.34%                (19.69)%
                                                        =======                =======
Ratios to average net assets/Supplemental data:
Net assets, end of period
   (in 000's) ....................................      $28,491                $31,794
Ratio of operating expenses to
   average net assets ............................         0.69%(3)               0.69%(3)
Ratio of net investment income to
   average net assets ............................         1.33%(3)               1.07%(3)
Portfolio turnover rate ..........................           36%                    42%

-------------------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                         Large Cap Value Portfolio
                                 Six Months  --------------------------------------------------
                                   ended                  Year Ended October 31,
                                 April 30,   --------------------------------------------------
                                  1999(3)      1998       1997     1996       1995       1994
                                 -------     -------    -------   -------    -------    -------
Net asset value, beginning
   of period...............      $ 11.77     $ 13.29    $ 11.68   $ 10.34    $ 10.62    $ 10.92
                                 -------     -------    -------   -------    -------    -------
Income from investment
   operations:
Net investment income......         0.08        0.24       0.29      0.26       0.32       0.21
Net realized and unrealized
   gain/(loss) on investments       2.95        0.35       3.95      1.49       1.38      (0.31)
                                 -------     -------    -------   -------    -------    -------
Total from investment
   operations..............         3.03        0.59       4.24      1.75       1.70      (0.10)
                                 -------     -------    -------   -------    -------    -------
Less Distributions from:
Net investment income......        (0.09)      (0.25)     (0.29)    (0.27)     (0.31)     (0.20)
Net realized capital gains.        (0.09)      (1.86)     (2.34)    (0.14)     (1.67)       --
                                 -------     -------    -------   -------    -------    -------
Total distributions........        (0.18)      (2.11)     (2.63)    (0.41)     (1.98)     (0.20)
                                 -------     -------    -------   -------    -------    -------
Net asset value, end of period   $ 14.62     $ 11.77    $ 13.29   $ 11.68    $ 10.34    $ 10.62
                                 =======     =======    =======   =======    =======    =======
Total Return(1)............        25.84%       4.77%     36.55%    17.13%     16.01%     (0.91)%
                                 =======     =======    =======   =======     ======     ======
Ratios to average net
   assets/Supplemental data:
Net assets, end of period
   (in  000's).............     $ 80,596    $ 66,620   $ 71,177  $ 50,131   $ 15,981   $ 20,654
Ratio of operating expenses to
   average net assets......         0.12%(2)    0.12%      0.13%     0.15%      0.20%      0.24%
Ratio of net investment income
   to average net assets...         1.17%(2)    1.74%      2.10%     2.62%      2.80%      2.04%
Portfolio turnover rate....           59%        132%       109%      104%       227%       287%

----------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                         International  Portfolio
                               Six Months    --------------------------------------------------
                                 ended                     Year Ended October 31,
                                April 30,    --------------------------------------------------
                                 1999(3)       1998       1997     1996       1995       1994
                                 -------     -------    -------   -------    -------   --------
Net asset value, beginning
   of period...............      $ 15.66     $ 15.11    $ 13.87   $ 12.70    $ 13.04   $  12.69
                                 -------     -------    -------   -------    -------   --------
Income from investment
   operations:
Net investment income......         0.18        0.37       0.39      0.40       0.32       0.27
Net realized and unrealized
   gain on investments.....         2.15        0.74       1.89      1.29       0.23       1.50
                                 -------     -------    -------   -------    -------   --------
Total from investment
   operations..............         2.33        1.11       2.28      1.69       0.55       1.77
                                 -------     -------    -------   -------    -------   --------
Less Distributions from:
Net investment income......        (0.18)      (0.40)     (0.35)    (0.43)     (0.32)     (0.25)
Net realized capital gains.         --         (0.16)     (0.62)    (0.04)     (0.57)     (1.16)
In excess of net realized gains     --           --         --      (0.05)       --       (0.01)
In excess of net investment
   income..................         --           --       (0.07)      --         --         --
                                 -------     -------    -------   -------    -------   --------
Total distributions........        (0.18)      (0.56)     (1.04)    (0.52)     (0.89)     (1.42)
                                 -------     -------    -------   -------    -------   --------
Net asset value, end of period   $ 17.81     $ 15.66    $ 15.11   $ 13.87    $ 12.70   $  13.04
                                 =======     =======    =======   =======     ======   ========
Total Return(1)............        14.95%       7.44%     16.35%    13.47%      4.23%     14.26%
                                 =======     =======    =======   =======     ======   ========
Ratios to average net
   assets/Supplemental data:
Net assets, end of period
   (in  000's).............   $1,322,270  $1,135,192 $1,051,102 $ 643,459  $ 343,209  $ 292,513
Ratio of operating expenses to
   average net assets......         0.13%(2)    0.13%      0.14%     0.18%      0.18%      0.16%
Ratio of net investment income
   to average net assets...         2.06%(2)    2.32%      2.77%     3.05%      2.61%      2.11%
Portfolio turnover rate....           15%         19%        15%        6%        24%        39%

---------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                  Institutional International Portfolio
                               Six Months   ---------------------------------------------------
                                  ended                  Year Ended October 31,
                                April 30,   ---------------------------------------------------
                                 1999(5)      1998        1997     1996        1995      1994
                                 -------    --------    -------   -------    -------    -------
Net asset value, beginning
   of period...............      $ 15.53     $ 14.89    $ 13.67   $ 12.34    $ 12.63    $ 12.00
                                 -------     -------    -------   -------    -------    -------
Income from investment
   operations:
Net investment income......         0.15        0.26       0.27      0.28       0.19       0.16
Net realized and unrealized
   gain/(loss) on investments       1.98        0.81       1.86      1.50      (0.13)      1.49
                                 -------     -------    -------   -------    -------    -------
Total from investment
   operations..............         2.13        1.07       2.13      1.78       0.06       1.65
                                 -------     -------    -------   -------    -------    -------
Less Distributions from:
Net investment income......        (0.10)      (0.28)     (0.22)    (0.25)     (0.18)     (0.13)
Net realized capital gains.         --         (0.15)     (0.61)    (0.14)     (0.17)     (0.87)
In excess of net realized
   capital gains...........         --          --         --       (0.06)      --        (0.02)
In excess of net investment
   income..................         --          --        (0.08)      --        --          --
                                 -------     -------    -------   -------    -------    -------
Total distributions........        (0.10)      (0.43)     (0.91)    (0.45)     (0.35)     (1.02)
                                 -------     -------    -------   -------    -------    -------
Net asset value, end
   of period...............      $ 17.56     $ 15.53    $ 14.89   $ 13.67    $ 12.34    $ 12.63
                                 =======     =======    =======   =======    =======    =======
Total Return(1)............        13.79%       7.26%     15.54%    14.46%      0.38%     13.85%
                                 =======     =======    =======   =======    =======    =======
Ratios to average net
   assets/Supplemental data:
Net assets, end of period
   (in  000's).............     $139,644    $ 98,727   $ 81,659  $ 58,390   $ 44,206   $ 17,076
Ratio of operating expenses to
   average net assets(2)...         0.85%(4)    0.87%      0.87%     0.95       0.93%      1.00%
Ratio of net investment income
   to average net assets(3)         1.39%(4)    1.58%      1.94%     2.06%      1.78%      1.29%
Portfolio turnover rate....           13%         19%        15%       10%        25%        39%

---------------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized expense ratios before waiver of fees and/or expenses reimbursed by investment advisor for the year ended October 31, 1994 was 1.01%.
(3) Netinvestment income before waiver of fees and/or expenses reimbursed by the investment advisor for the year ended October 31, 1994 was $0.14.
(4) Annualized.
(5) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                Emerging Markets Portfolio
                                  Six Months    ---------------------------     Period
                                     Ended         Year Ended October 31,       Ended
                                   April 30,    ---------------------------   October 31,
                                    1999(4)      1998       1997      1996      1995(1)
                                    ------      ------     ------    ------     -------
Net asset value, beginning
   of period................        $ 5.87      $ 9.05     $ 9.52    $ 9.73     $ 10.00
                                    ------      ------     ------    ------     -------
Income from investment
   operations:
Net investment income (loss)         (0.02)       0.02       0.03      0.06        0.16
Net realized and unrealized
   gain/(loss) on investments         1.84       (3.20)      0.09     (0.16)      (0.31)
                                    ------      ------     ------    ------     -------
Total from investment
   operations...............          1.82       (3.18)      0.12     (0.10)      (0.15)
                                    ------      ------     ------    ------     -------
Less Distributions from:
Net investment income.......          --          --        (0.02)    (0.08)      (0.12)
Net realized capital gains..          --          --        (0.57)    (0.03)        --
                                    ------      ------     ------    ------     -------
Total distributions.........          --          --        (0.59)    (0.11)      (0.12)
                                    ------      ------     ------    ------     -------
Net asset value, end of period      $ 7.69      $ 5.87     $ 9.05    $ 9.52     $  9.73
                                    ======      ======     ======    ======     =======
Total Return(2).............         31.01%     (35.14)%     1.01%    (0.96)%     (1.96)%
                                    ======      ======     ======    ======     =======
Ratios to average net
   assets/Supplemental data:
Net assets, end of period
   (in 000's)...............      $ 72,008    $ 55,789   $ 95,012  $ 86,385    $ 27,297
Ratio of operating expenses to
   average net assets.......          1.92%(3)    1.85%      1.73%     1.76%       1.81%(3)
Ratio of net investment income
   (loss) to average net assets      (0.50)%(3)   0.26%      0.29%     0.80%       1.87%(3)
Portfolio turnover rate.....            75%        113%        94%       44%         50%

-----------------
(1) The Portfolio commenced operations on December 14, 1994.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                                                           Global Equity Portfolio
                                                           -----------------------
                                         For the Six            For the Period
                                        Months ended         November 3, 1997(1)
                                      April 30, 1999(4)    through October 31, 1998
                                      -----------------    ------------------------
Net asset value, beginning
   of period....................           $ 10.05                 $ 10.00
                                           -------                 -------
Income from investment
   operations:
Net investment income...........              0.06                    0.15
Net realized and unrealized
   gain on investments..........              1.61                    0.09
                                           -------                 -------
Total from investment
   operations...................              1.67                    0.24
                                           -------                 -------
Less Distributions from:
Net investment income...........             (0.07)                  (0.12)
Net realized capital gains......             --                      (0.07)
                                           -------                 -------
Total distributions.............             (0.07)                  (0.19)
                                           -------                 -------
Net asset value, end of period..           $ 11.65                 $ 10.05
                                           =======                 =======
Total Return(2).................             16.71%                   2.29%
                                           =======                 =======
Ratios to average net
   assets/Supplemental data:
Net assets, end of period
   (in 000's)...................           $29,327                 $25,311
Ratio of operating expenses to
   average net assets...........              0.87(3)                 0.88%(3)
Ratio of net investment income to
   average net assets...........              1.13%(3)                1.43%(3)
Portfolio turnover rate.........                27%                     48%

--------------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                             STATEMENT OF CASH FLOWS
                           Core Fixed Income Portfolio
                   For the six months ended April 30, 1999(1)


Net Increase (Decrease) in Cash:
   Cash flows from operating activities:
     Dividends and interest received...............................    $     8,199,426
     Operating expenses paid .......................................          (198,632)
     Interest paid .................................................          (517,955)
                                                                       ---------------
       Net cash provided by operating activities ...................         7,482,839
                                                                       ---------------
   Cash flows from investing activities:
     Purchase of portfolio securities ..............................    (6,587,286,300)
     Proceeds from disposition of portfolio securities .............     6,571,609,389
                                                                       ---------------
       Net cash provided by investing activities ...................       (15,676,911)
                                                                       ---------------
       Net cash provided by operating and investing activities .....        (8,194,072)
Cash flows from capital share transactions:
     Receipts for shareholder purchases and reinvested distributions        54,811,433
     Payments for shareholder redemptions and distributions ........       (46,617,591)
                                                                       ---------------
       Net cash used in financing activities .......................         8,193,842
                                                                       ---------------
Net decrease in cash ...............................................              (230)
Cash at beginning of period ........................................               954
                                                                       ---------------
       Cash at end of period .......................................   $           724
                                                                       ===============

-------------
(1) Unaudited.
                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Government Cash Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
  -------                                                             ------------
AGENCY DISCOUNT NOTES(1) -- 42.6%
             Federal Home Loan Mortgage Corporation -- 33.7%
$20,000,000    4.79% due 5/4/99....................................   $ 19,997,361
 10,000,000    4.81% due 5/6/99....................................      9,996,017
  9,000,000    4.82% due 5/14/99...................................      8,986,965
 10,000,000    4.77% due 5/17/99...................................      9,981,567
 10,000,000    4.80% due 5/18/99...................................      9,980,167
 20,000,000    4.80% due 5/19/99...................................     19,957,778
  5,000,000    4.82% due 5/24/99...................................      4,986,058
  5,000,000    4.79% due 5/28/99...................................      4,983,507
  5,000,000    4.89% due 6/4/99....................................      4,978,756
 10,000,000    4.84% due 6/11/99...................................      9,948,217
  5,000,000    4.82% due 6/15/99...................................      4,971,572
  2,600,000    4.83% due 6/17/99...................................      2,584,497
 10,000,000    4.80% due 6/22/99...................................      9,934,028
 11,000,000    4.82% due 6/23/99...................................     10,925,667
 15,000,000    4.82% due 6/25/99...................................     14,895,031
  5,000,000    4.82% due 7/1/99....................................      4,960,994
 10,000,000    4.81% due 7/6/99....................................      9,915,556
  5,000,000    4.83% due 7/8/99....................................      4,956,367
 15,000,000    4.84% due 7/9/99....................................     14,867,303
 10,000,000    4.83% due 8/6/99....................................      9,874,653
 10,000,000    4.79% due 10/18/99..................................      9,781,600
                                                                      ------------
                                                                       201,463,661
                                                                      ------------
             Federal National Mortgage Association -- 9.0%
 15,000,000    4.80% due 6/3/99....................................     14,938,646
 14,000,000    4.83% due 6/8/99....................................     13,933,170
 10,000,000    4.75% due 7/22/99...................................      9,895,556
  5,050,000    4.88% due 9/10/99...................................      4,963,014
 10,000,000    4.85% due 9/13/99...................................      9,824,883
                                                                      -------------
                                                                        53,555,269
                                                                      ------------
             TOTAL AGENCY DISCOUNT NOTE
               (Cost $255,018,930) ................................    255,018,930
                                                                      ------------

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Government Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                              -----------
AGENCY NOTES -- 17.2%
$ 5,000,000  Federal Farm Credit Bank
               4.75% due 7/1/99 ...................................    $ 5,000,000
             Federal Home Loan Bank --
  7,500,000    5.54% due 7/15/99...................................      7,509,335
  6,675,000    5.87% due 10/22/99..................................      6,707,143
  5,000,000    4.93% due 1/13/00...................................      5,000,664
  5,000,000    4.82% due 1/27/00...................................      5,000,700
  5,000,000    4.89% due 2/4/00....................................      4,999,245
  2,850,000    4.95% due 2/17/00...................................      2,848,576
 10,000,000    5.16% due 3/8/00....................................     10,000,000
  3,000,000    5.60% due 3/23/00...................................      3,015,105
 15,000,000    5.67% due 3/30/00...................................     15,084,165
  3,000,000    5.00% due 4/5/00....................................      2,998,665
 10,000,000    5.01% due 4/28/00...................................      9,992,405
  3,100,000  Federal National Mortgage Association
               8.45% due 7/12/99 ..................................      3,121,915
             Federal National Mortgage Association --
              Medium Term Notes
  6,090,000    5.65% due 5/26/99...................................      6,093,310
  2,760,000    6.03% due 7/7/99....................................      2,765,051
  2,500,000    5.48% due 7/9/99....................................      2,502,297
  3,000,000    5.90% due 7/19/99...................................      3,002,172
  3,500,000    5.81% due 10/1/99...................................      3,513,478
  4,000,000   Student Loan Market Association
               5.58% due 8/11/99 ..................................      4,006,237
                                                                      ------------
             TOTAL AGENCY NOTES
               (Cost $103,160,463) ................................    103,160,463
                                                                      ------------
REPURCHASE AGREEMENTS(2) -- 40.3%
 25,000,000  Agreement with Bear Stearns, Inc., 4.95% dated 04/30/99 principal and interest in the amount of $25,010,313
               due on 05/03/99, collateralized by: $25,775,064
               Federal Home Loan Mortgage Corporation,
               2126 A 6.00% due 11/15/25 ..........................     25,000,000

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Government Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                Value
   --------                                                           ------------
$10,000,000  Agreement with Merrill Lynch, Inc., 4.90% dated
               04/30/99 principal and interest in the amount of
               $10,004,083 due on 05/03/99, collateralized by:
               $10,204,968 Federal National Mortgage Association,
               1992-217 H 6.70% due 08/25/20 ......................   $ 10,000,000
 15,000,000  Agreement with Merrill Lynch, Inc., 4.72% dated
               04/27/99 principal and interest in the amount of
               $15,121,933 due on 06/28/99, collateralized by:
               $8,594,358 Federal Home Loan Mortgage Corporation,
               2043 D 6.50% due 01/15/25, $7,031,131 Federal Home
               Loan Mortgage Corporation, 2106 C 6.00%
               due 02/15/27 .......................................     15,000,000
 56,284,000  Agreement with Prudential Securities, Inc., 4.92% dated
               04/30/99 principal and interest in the amount of
               $56,307,076 due on 05/03/99, collateralized by:
               $14,908,126 Federal National Mortgage Association,
               2129 FH 5.52625% due 02/15/29, $42,537,338 Federal
               National Mortgage Association, 1998-36 A 6.50%
               due 01/18/27 .......................................     56,284,000
 15,000,000  Agreement with Prudential Securities, Inc., 4.80% dated
               03/30/99 principal and interest in the amount of
               $15,114,000 due on 05/26/99, collateralized by:
               $15,460,713 Federal Home Loan Mortgage Corporation,
               1998-36 A  6.50% due 01/18/27 ......................     15,000,000
 15,000,000  Agreement with Prudential Securities, Inc., 4.80% dated
               04/08/99 principal and interest in the amount of
               $15,180,000 due on 07/07/99, collateralized by:
               $15,616,888 Federal National Mortgage Association,
               6.00% due 02/01/06 .................................     15,000,000
 25,000,000  Agreement with Salomon Smith Barney, Inc., 4.88% dated
               04/30/99 principal and interest in the amount of
               $25,010,167 due on 05/03/99, collateralized by:
               $25,616,086 Federal Home Loan Mortgage Corporation,
               7.50% due 04/01/28 .................................     25,000,000

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                            Government Cash Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                Value
   ------                                                             ------------
$ 80,000,000 Agreement with Societe Generale Cowen, Inc., 4.92%
               dated 04/30/99 principal and interest in the amount
               of $80,032,800 due on 05/03/99, collateralized by:
               $26,106,053 Federal Home Loan Mortgage Corporation,
               5.867% due 08/01/34, $26,106,053 Federal Home Loan
               Mortgage Corporation, 5.867%, 08/01/34, $18,435,050
               Federal Home Loan Mortgage Corporation, 5.867%,
               08/01/34, $10,943,721 Federal Home Loan Mortgage
               Corporation, 6.955%, 08/01/37.......................   $ 80,000,000
                                                                      ------------

             TOTAL REPURCHASE AGREEMENTS
               (Cost $241,284,000) ................................    241,284,000
                                                                      ============

TOTAL INVESTMENTS (Cost $599,463,393)(3)...............       100.2%  $599,463,393


LIABILITIES IN EXCESS OF OTHER ASSETS..................        (0.2)%   (1,322,593)
                                                              -----   ------------
NET ASSETS.............................................       100.0%  $598,140,800
                                                              =====   ============

NET ASSET VALUE ($598,140,800 divided by 598,105,160
   shares outstanding).................................               $       1.00
                                                                      ============

-------------
(1) Rate represents annualized discount yield at date of purchase.
(2) Market value disclosed for collateral on repurchase agreements is at April 30, 1999. The term repurchase agreements are subject to a seven day demand feature.
(3) Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES(1) -- 85.7%
             Daily Variable/Floating Rate Notes -- 17.8%
$  800,000   California Statewide Community Development Authority
               Revenue, Certificate Participation, Citrus Vally
               Health Partners, Inc., Citrus Vally Medical Center,
               Inc., Foothill Hospital, (MBIA Insured),
               4.100% due 5/3/99 ..................................     $  800,000
   700,000   Delaware County, PA, Industrial Development Authority,
               Airport Facilities Revenue, United Parcel Service
               Project,
               4.150% due 5/3/99 ..................................        700,000
   900,000   East Baton Rouge Parish, LA, Pollution Control Revenue,
               Exxon Project,
               4.250% due 5/3/99 ..................................        900,000
 2,700,000   Forsyth, MT, Pollution Control Revenue, Pacificorp
               Project, (LOC Rabobank Nederland),
               4.400% due 5/3/99 ..................................      2,700,000
 1,000,000   Franklin County, Ohio Health Systems Revenue,
               Franciscan Sisters-St. Anthony's Hospital,
               (LOC Chase Manhattan Bank),
               4.200% due 5/3/99 ..................................      1,000,000
 4,500,000   Hapeville, GA, Development Authority, Industrial
               Development Revenue, Hapeville Hotel Limited,
               (LOC Deutsche Bank A.G.),
               4.250% due 5/3/99 ..................................      4,500,000
 1,500,000   Harris County, TX, Health Facilities Development
               Corporation, Special Facilities
               Revenue, Texas Medical Center, (MBIA Insured),
               4.400% due 5/3/99 ..................................      1,500,000
 2,530,000   Harris County, TX, Health Facilities Development
               Corporation, St. Lukes Episcopal Hospital, Series A,
               4.250% due 5/3/99 ..................................      2,530,000
 8,500,000   Irvine Ranch, CA, Water District, Certificate
               Participation, Capital Improvement Project,
               (LOC Toronto Dominion Bank),
               4.200% due 5/3/99 ..................................      8,500,000
 1,000,000   La Crosse, WI, Pollution Control Revenue, Dairyland
               Power Cooperative C, (AMBAC Insured),
               4.250% due 5/3/99 ..................................      1,000,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES(1) -- (Continued)
$ 2,600,000  Lehigh County, PA, General Purpose Authority Revenues,
               Lehigh Valley Hospital, Series A, (AMBAC Insured),
               4.150% due 5/3/99 ..................................    $ 2,600,000
 3,200,000   Lincoln County, WY, Pollution Control Revenue, Exxon
               Project, Series B, 4.150% due 5/3/99 ...............      3,200,000
 5,300,000   Missouri State Development Financial Board,
               Infrastructure Facilities Revenue,
               Science City Union Station, Series B,
               (LOC Canadian Imperial Bank),
               4.400% due 5/3/99 ..................................      5,300,000
 7,700,000   New York State Energy Research and Development Authority,
               Pollution Control Revenue, New York State Electric &
               Gas-D, (LOC Union Bank of Switzerland),
               4.100% due 5/3/99 ..................................      7,700,000
   900,000   New York, NY, General Obligation Unlimited, Series A,
               Subseries A-5, (LOC Kredietbank N.V.),
               4.250% due 5/3/99 ..................................        900,000
   900,000   New York, NY, General Obligation Unlimited, Series B,
               Subseries B-4, (MBIA Insured),
               4.250% due 5/3/99 ..................................        900,000
 1,200,000   New York, NY, General Obligation Unlimited, Series B,
               Subseries B-7, (AMBAC Insured),
               4.250% due 5/3/99 ..................................      1,200,000
 1,000,000   New York, NY, City Municipal Water Financial Authority,
               Water and Sewer Systems Revenue, Series C,
               4.250% due 5/3/99 ..................................      1,000,000
 1,405,000   Peninsula Port Authority, Virginia Coal Terminal
               Revenue, Dominion Terminal Associates Project C,
               (LOC National Westminster Pl),
               4.250% due 5/3/99 ..................................      1,405,000
 3,400,000   Port of Portland, Oregon, Pollution Control, Reynold
               Metals, (LOC Bank of Nova Scotia),
               4.250% due 5/3/99 ..................................      3,400,000
 5,300,000   Reno, NV, Hospital Revenue, St Mary's Regional Medical
               Center, Series B,
               4.250% due 5/3/99 ..................................      5,300,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES(1) -- (Continued)
$2,590,000   South Carolina Jobs, Economic Development Authority,
               Economic Development Revenue, St Francis Hospital,
               (LOC Chase Manhattan Bank),
               4.250% due 5/3/99 ..................................    $ 2,590,000
                                                                       -----------
             Total Daily Variable/Floating Rates Notes.............     59,625,000
                                                                       -----------
             Monthly Floating Rates -- 0.4%
 1,400,000   New Hampshire State Industrial Development Authority
               Revenue, Oerlikon-Burlhe USA,
               (LOC Bank of Switzerland),
               3.550% due 5/3/99 ..................................      1,400,000
                                                                       -----------
             Weekly Variable/Floating Rate Notes -- 67.5%
 1,100,000   Alabama Special Care Facilities, Finance Authority,
               Montgomery Hospital Revenue, (FGIC Insured),
               3.950% due 5/5/99 ..................................      1,100,000
 8,200,000   Burke County, GA, Development Authority Pollution
               Control Revenue, Oglethorpe Power Corp. Project,
               Series A, (FGIC Insured),
               3.850% due 5/5/99 ..................................      8,200,000
   800,000   California Health Facilities, Financing Authority
               Revenue, Childrens Hospital Project, (MBIA Insured),
               3.900% due 5/6/99 ..................................        800,000
 3,905,000   Charlotte, NC, Airport Revenue, Series A,
               (MBIA Insured),
               3.850% due 5/5/99 ..................................      3,905,000
 1,080,000   Chicago, IL, O'Hare International Airport Revenue,
               General Airport 2nd Lien-- A, (LOC Societe Generale),
               3.950% due 5/5/99 ..................................      1,080,000
 1,000,000   Chicago, IL, O'Hare International Airport Revenue,
               General Airport 2nd Lien-- B, (LOC Societe Generale),
               3.950% due 5/5/99 ..................................      1,000,000
 2,335,000   Clayton County, GA, Housing Authority, Multi-Family
               Housing Revenue, Ten Oaks Apartments, Series F,
               (LOC Barclays Bank PLC),
               4.000% due 5/5/99 ..................................      2,335,000
 1,000,000   Clayton County, GA, Housing Authority, Multi-Family
               Housing Revenue, Kimberly Forest, Series B,
               (LOC Barclays Bank PLC),
               4.000% due 5/5/99 ..................................      1,000,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES -- (Continued)
$1,100,000   Clayton County, GA, Housing Authority, Multi-Family
               Housing Revenue, Kings Arms Apartments, Series D,
               (LOC Barclays Bank PLC),
               4.000% due 5/5/99 ..................................    $ 1,100,000
 1,355,000   Clayton County, GA, Housing Authority, Multi-Family
               Housing Revenue, Huntington Woods, Series A,
               (LOC Barclays Bank PLC),
               4.000% due 5/5/99 ..................................      1,355,000
 1,700,000   Colton, CA, Redevelopment Agency, Multi-Family Revenue,
               Issue A, (LOC Federal Home Loan Bank),
               2.900% due 5/4/99 ..................................      1,700,000
 15,100,000  Connecticut State Health and Education Facilities
               Authority Revenue, Yale University,
               3.800% due 5/6/99 ..................................     15,100,000
 1,200,000   Dade County, FL, Aviation Revenue, Series A,
               (LOC Morgan Guaranty Trust),
               3.950% due 5/5/99 ..................................      1,200,000
 2,600,000   Dauphin County, PA, General Authority Revenue, School
               District Pooled Financing Program II,
               3.750% due 5/5/99 ..................................      2,600,000
 1,900,000   Durham, NC, General Obligation Unlimited,
               Public Improvement,
               3.800% due 5/6/99 ..................................      1,900,000
 5,000,000   Emmaus, PA,General Authority Revenue, (FSA Insured),
               3.950% due 5/5/99 ..................................      5,000,000
   600,000   Fairfax County, VA, Industrial Development Authority
               Revenue, Fairfax Hospital System -- C,
              (LOC Credit Suisse),
               4.000% due 5/5/99 ..................................        600,000
 2,000,000   Gloucester County, NJ, Industrial Pollution Control,
               Financing Authority Revenue, Mobil Oil Refining
               Company Project,
               3.800% due 5/5/99 ..................................      2,000,000
 5,000,000   Golden Empire, CA, School Financing Authority, Kern
               High School District Projects,
               4.000% due 5/5/99 ..................................      5,000,000
 2,900,000   Hamilton County, OH, Hospital Facilities Revenue,
               Health Alliance of Greater Cinncinati, Series E,
               (MBIA Insured),
               3.900% due 5/5/99 ..................................      2,900,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES -- (Continued)
$1,400,000   Hampton Roads, VA, Regional Jail Authority, Regional
               Jail Facility Revenue,
               3.100% due 5/5/99 ..................................    $ 1,400,000
 2,600,000   Illinois Health Facilities Authority Revenue, Decantur
               Memorial Hospital Project, Series A, (MBIA Insured),
               4.000% due 5/5/99 ..................................      2,600,000
   700,000   Illinois Health Facilities Authority Revenue, Swedish
               Covenant Hospital Project, (AMBAC Insured),
               4.000% due 5/5/99 ..................................        700,000
 5,900,000   Illinois Housing Development Authority, Housing Revenue,
               Illinois Center Apartments, (Met Life Guaranty Insured),
               4.000% due 5/5/99 ..................................      5,900,000
 2,100,000   Iowa Higher Education Loan Authority, Private College
               Facilities Revenue, (MBIA Insured),
               4.050% due 5/5/99 ..................................      2,100,000
 1,000,000   Knox County, TN, Industrial Development Board,
               Industrial Revenue, Professional Plaza LTD Project,
               (LOC Credit Suisse),
               3.450% due 5/15/99 .................................      1,000,000
 2,700,000   Los Angeles County, CA, Pension Obligation, Series C,
               (AMBAC Insured),
               3.800% due 5/5/99 ..................................      2,700,000
 3,215,000   Los Angeles, CA, Multifamily Revenue, Series K,
               3.700% due 5/4/99 ..................................      3,215,000
 3,250,000   Louisiana Public Facilities Authority Revenue, College
               and University Equipment and Capital, Series A,
               (FGIC Insured),
               4.000% due 5/5/99 ..................................      3,250,000
 4,200,000   Louisiana Public Facilities Authority Revenue,
               Multi-Family Mortgage, (General Electric Capital
               Guaranty Insured),
               4.000% due 5/5/99 ..................................      4,200,000
 1,100,000   Massachusetts Health & Educational Facilities Authority
               Revenue, Capital Asset Project, Series G-1,
               (MBIA Insured),
               3.600% due 5/5/99 ..................................      1,100,000
 7,800,000   Massachusetts State Health & Educational Facilities
               Authority Revenue, Amherst College, Series F,
               3.350% due 5/6/99 ..................................      7,800,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES -- (Continued)
$ 1,200,000  Massachusetts State Housing Finance, Multi Family
               Housing Project, Series A,
               (FNMA Collateral Agreement Insured),
               3.950% due 5/5/99 ..................................    $ 1,200,000
 10,000,000  Massachusetts State Water Resource Authority, Series B,
               (LOC Landesbank Hessen),
               4.000% due 5/5/99 ..................................     10,000,000
 5,400,000   Mecklenburg County, NC, General Obligation Unlimited,
               Series C,
               3.450% due 5/6/99 ..................................      5,400,000
 1,000,000   Metropolitan Government, Nashville & Davidson County,
               TN, Health & Education Board Revenue, Series A,
               (LOC Barclays Bank),
               3.950% due 5/5/99 ..................................      1,000,000
 1,300,000   Michigan State Strategic Fund Industrial Development
               Revenue, Allen Group Project,
               (LOC Dresdner Bank, A.G.),
               4.000% due 5/5/99 ..................................      1,300,000
 5,000,000   Moffat County, CO, Pollution Control Revenue, Fixed
               Colorado United Electric, (AMBAC Insured),
               4.050% due 5/5/99 ..................................      5,000,000
 5,500,000   Montgomery County, MD, Housing Opportunity Commission,
               Multi-Family, (CG Life Insured),
               4.200% due 5/5/99 ..................................      5,500,000
 1,500,000   Mountain View, CA, Multi-Family Housing Revenue,
               Mariposa, A, (FGIC Insured),
               3.900% due 5/6/99 ..................................      1,500,000
 1,300,000   Municipal Electric Authority, GA, (LOC ABN Amro Bank),
               4.000% due 5/5/99 ..................................      1,300,000
 1,200,000   New Jersey Economic Development Authority, Pollution
               Control Revenue, Public Services Electric and Gas
               Company, Series A, (MIBA Insured),
               3.800% due 5/5/99 ..................................      1,200,000
 4,200,000   New Jersey State Turnpike Authority, Series D,
               (FGIC Insured),
               3.800% due 5/5/99 ..................................      4,200,000
 1,100,000   New York State Medical Care Facilities Finance Agency
               Revenue, Lenox Hill Hospital, Series A,
              (LOC Chase Manhattan Bank),
               3.900% due 5/5/99 ..................................      1,100,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES -- (Continued)
$ 7,600,000  New York, NY, City Transitional Financial Authority
               Revenue, Future Tax Secured, Series A 1,
               4.000% due 5/5/99 ..................................    $ 7,600,000
 10,000,000  Niagara County, NY, Industrial Development Agency,
               Solid Waste Disposal Revenue, American Ref-Fuel
               Company, Series A, (LOC Wachovia Bank of NC),
               4.000% due 5/5/99 ..................................     10,000,000
 1,200,000   Ohio State University, General Receipts,
               3.850% due 5/6/99 ..................................      1,200,000
 6,500,000   Port Kalama,WA, Public Corporation Port, Conagra
               Incorporated Project, (LOC Morgan Guaranty Trust),
               4.050% due 5/5/99 ..................................      6,500,000
   219,500   Puerto Rico Commonwealth Highway & Transportation
               Authority Revenue, Series X, (LOC Union Bank of
               Switzerland),
               3.800% due 5/5/99 ..................................        219,500
   400,000   Rapides Parish, LA, Industrial Development Board,
               Pollution Control Revenue, Central Louisiana
               Electric Company Project, (LOC Swiss Bank),
               3.950% due 5/5/99 ..................................        400,000
 1,100,000   Saint Charles, IL, Industrial Development Revenue,
               Pier 1 Imports, Midwest Project,
               (LOC National Westminster),
               4.100% due 5/5/99 ..................................      1,100,000
 1,200,000   Savannah, GA, Port Authority, Pier 1 Imports, Southeast,
               (LOC National Westminster),
               4.100% due 5/5/99 ..................................      1,200,000
 2,300,000   Scottsdale, AZ, Industrial Development Authority,
               Hospital Revenue, Scottsdale Memorial Health Systems,
               Series B, (AMBAC Insured),
               3.850% due 5/5/99 ..................................      2,300,000
 1,100,000   Seattle, WA, Municipal Light and Power Revenue,
               3.950% due 5/5/99 ..................................      1,100,000
 3,300,000   Simi Valley, CA, Community Development Agency,
               Multi-Family, Series 1985, Issue A,
               3.250% due 5/6/99 ..................................      3,300,000

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
VARIABLE/FLOATING RATES NOTES -- (Continued)
$2,650,000   Texas Higher Education Authority Incorporated,
               Series B, (FGIC Insured),
               4.000% due 5/5/99 ..................................   $  2,650,000
 4,200,000   Tulsa, OK, Tulsa Industrial Authority Revenue,
               University of Tulsa, Series B, (MBIA Insured),
               4.000% due 5/5/99 ..................................      4,200,000
 14,730,000  University of Alabama, University Revenues, University
               of Alabama in Birmingham, Series A,
               4.000% due 5/5/99 ..................................     14,730,000
 4,100,000   University of Utah, University Revenues, Auxiliary and
               Campus Facilities, Series A,
               4.000% due 5/5/99 ..................................      4,100,000
 5,000,000   Utah State Board of Regents, Student Loan Revenue,
               Series B, (AMBAC Insured),
               4.000% due 5/5/99 ..................................      5,000,000
 6,000,000   Valdez, AK, Marine Terminal Revenue, Mobile Alaska
               Pipeline Project, Series A,
               3.950% due 5/5/99 ..................................      6,000,000
 7,200,000   Wake County, NC, Industrial Facilities & Pollution
               Control Financing Authority, Carolina Power & Light
               Co. Project, Series A, (LOC Credit Suisse),
               3.950% due 5/5/99 ..................................      7,200,000
 3,900,000   Washington State General Obligation Revenue,
               Series VR 96A, 3.900% due 5/5/99 ...................      3,900,000
 5,975,000   Washington State Housing Finance, Multi-Family Mortgage
               Revenue, Pacific First Federal Project,Series A,
               (LOC Pacific First Federal Savings),
               4.000% due 5/5/99 ..................................      5,975,000
 3,400,000   York County, PA, Industrial Development Authority,
               Pollution Control Revenue, Public Service Electric &
               Gas Project, Series A, (MBIA Insured),
               3.900% due 5/5/99 ..................................      3,400,000
                                                                      ------------
             Total Weekly Variable/Floating Rates Notes............    226,614,500
                                                                      ------------
             TOTAL VARIABLE/FLOATING RATES NOTES
               (Cost $287,639,500) ................................    287,639,500
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
PUT OPTION BONDS(2) -- 2.8%
$2,000,000     Massachusetts Bay Transportation Authority, General
               Transportation System, Series 1984, Issue A,
               (LOC State Street Bank & Trust),
               3.750% due 3/1/00 ..................................    $ 2,000,000
             York County, SC, Pollution Control Revenue
 4,500,000     3.000% due 9/15/99..................................      4,500,000
 2,960,000     3.500% due 9/15/14..................................      2,957,933
                                                                       -----------
             TOTAL PUT OPTION BONDS
               (Cost $9,457,933) ..................................      9,457,933
                                                                       -----------
FIXED RATE BONDS -- 11.2%
 1,210,000   Arlington County, VA, General Obligation Unlimited,
               5.000% due 12/1/99 .................................      1,223,154
 1,850,000   Arlington, TX, General Obligation Unlimited, Independent
               School District, Series D,
               8.000% due 8/15/99 .................................      1,874,144
 2,000,000   Clark County, KY, Pollution Control Revenue, East
               Kentucky Power Coop, National Rural, Series J-1,
               3.100% due 10/15/99 ................................      2,000,000
 2,350,000   Dallas, TX, General Obligation Limited,
               5.500% due 2/15/00 .................................      2,393,500
 1,000,000   Delaware State Certificate of Participation,
               6.700% due 9/1/99 ..................................      1,031,959
 1,870,000   District of Columbia Hospital Revenue, Medlantic
               Healthcare, Series A,
               4.800% due 8/15/99 .................................      1,879,691
 5,000,000   Essex Cnty, NJ, Improvememt Authority,
               Revenue Anticipation Notes,
               3.500% due 3/31/00 .................................      5,015,514
 5,000,000   Fairfax County, VA, General Obligation Unlimited,
               Public Improvement, Series A,
               5.500% due 6/1/99 ..................................      5,010,173
 1,000,000   Mecklenburg County, NC, Public Improvement, Series B,
               4.250% due 2/1/00 ..................................      1,008,422

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Continued
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
$ 1,625,000  New England Educational Loan Marketing Corp,
               Massachusetts Student Loan Revenue, Issue D,
               6.000% due 9/1/99 ..................................    $ 1,641,034
 2,965,000   New England Educational Loan Marketing Corp,
               Massachusetts Student Loan Revenue, Issue A,
               6.120% due 9/1/99 ..................................      2,995,485
 1,630,000   New York, NY, City Municipal Water Financial Authority,
               Water and Sewer Systems Revenue,
               6.750% due 6/15/99 .................................      1,660,613
 5,235,000   Okaloosa County, FL, School Board Sales Tax Revenue,
               6.000% due 9/1/99 ..................................      5,286,512
 1,000,000   Philadelphia, PA, School District, Tax and Revenue
               Anticipation Notes, Series A,
               4.250% due 6/30/99 .................................      1,000,971
 1,000,000   Philadelphia, PA, Tax and Revenue Anticipation Notes,
               Series A,
               4.250% due 6/30/99 .................................      1,000,983
 1,500,000   Philadelphia PA Water and Sewer Revenue, 14th Series,
               6.900% due 10/1/99 .................................      1,553,031
 1,000,000   University Cincinnati, OH, General Receipts, Series I1,
               7.100% due 6/1/99 ..................................      1,022,879
                                                                       -----------
             TOTAL FIXED RATE BONDS
               (Cost $37,598,065) .................................     37,598,065
                                                                       -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Tax-Exempt Cash Portfolio
                      STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
TOTAL INVESTMENTS (Cost $334,691,014)(3)...............        99.7%  $334,695,498

OTHER ASSETS IN EXCESS OF LIABILITIES..................         0.3%       927,385
                                                              ------  ------------
NET ASSETS ............................................       100.0%  $335,622,883
                                                              =====   ============

NET ASSET VALUE ($335,622,883 divided by 335,704,785
   shares outstanding).................................               $       1.00
                                                                      ============

-------------
(1) Dates shown are coupon reset dates. Rates shown are the most recent rates as of April 30, 1999.
(2) Dates shown are put dates
(3) Aggregate cost for federal tax purposes

ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
FNMA -- Federal National Mortgage Association
FSA --Financial Security Assurance Inc.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Core Fixed Income Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MORTGAGE-BACKED SECURITIES(1) -- 42.3%
             Countrywide Securities Corp. -- 0.9%
$2,397,099   Countrywide 1998-6 A
                6.500% due 6/25/13 ................................     $2,398,562
                                                                        ----------
             Federal Home Loan Mortgage Corporation -- 3.3%
   194,749   #555359 6.500% due 4/1/08 ............................        194,435
 2,202,075   #G10753 6.500% due 9/1/09 ............................      2,223,964
   256,222   #555360 7.000% due 7/1/12 ............................        260,036
   916,112   #D86858 7.500% due 2/1/28 ............................        941,590
   881,634   #D88567 7.500% due 4/1/28 ............................        906,153
 1,200,855   #D84894 8.000% due 12/1/27 ...........................      1,249,634
 1,464,740   #D78677 8.000% due 3/1/27 ............................      1,524,238
 1,169,782   #555354 8.500% due 10/1/18 ...........................      1,224,586
   278,645   #G00807 9.500% due 3/1/21 ............................        299,519
                                                                        ----------
                                                                         8,824,155
                                                                        ----------
             Federal National Mortgage Association -- 38.1%
 2,913,595   #313816 6.000% due 11/25/27 ..........................      2,891,743
 3,762,696   #380159 6.210% due 5/1/08 ............................      3,766,621
 1,426,342   #44174 6.500% due 11/1/03 ............................      1,426,429
 1,746,078   #313815 6.500% due 11/25/27 ..........................      1,761,932
28,500,000   FNMA  TBA 6.500% due 2/1/29 ..........................     28,330,781
 7,404,207   #73829 6.560% due 12/1/03 ............................      7,540,148
 5,700,000   #73924 6.580% due 2/1/07 .............................      5,831,602
 6,463,740   #73927 6.620% due 1/1/04 .............................      6,597,643
 4,487,288   #73828 6.810% due 12/1/06 ............................      4,641,391
 3,432,619   #73954 6.850% due 2/1/07 .............................      3,560,096
 3,428,965   #73905 6.910% due 1/1/07 .............................      3,566,725
 4,353,924   #73917 6.950% due 1/1/07 .............................      4,538,235
 1,200,993   #313672 7.020% due 6/1/07 ............................      1,255,569
 1,880,357   #409459 7.500% due 1/1/28 ............................      1,932,651
 5,376,096   #393877 7.500% due 7/1/27 ............................      5,552,500
 1,307,109   #395680 7.500% due 8/1/27 ............................      1,349,999
 1,281,604   #398674 7.500% due 9/1/27 ............................      1,323,657
 1,463,992   #405845 8.000% due 11/1/27 ...........................      1,523,006
   346,951   #313804 8.000% due 11/25/27 ..........................        361,454
 1,359,669   #373328 8.000% due 3/1/27 ............................      1,414,478

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                           Core Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
 ----------                                                            -----------
MORTGAGE-BACKED SECURITIES -- (Continued)
             Federal National Mortgage Association-- (Continued)
$3,549,799   #390895 8.000% due 6/1/27 ............................    $ 3,692,892
 1,306,060   #395715 8.000% due 8/1/27 ............................      1,358,708
 6,206,063   #397602 8.000% due 8/1/27 ............................      6,456,230
   470,483   #313798 9.000% due 11/25/27 ..........................        500,401
   692,674   #313795 9.500% due 11/25/27 ..........................        739,195
   349,705   #313796 9.500% due 11/25/27 ..........................        374,465
                                                                       -----------
                                                                       102,288,551
                                                                       -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $111,954,909) ................................    113,511,268
                                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.9%
11,153,087   FNR #1992-47 H 5.000% due 2/25/07 ....................     10,981,553
 7,500,000   FHR #1590 H 6.500% due 11/15/22 ......................      7,453,125
 1,354,327   FHR #1544 H 6.500% due 7/15/08 .......................         65,294
                                                                       -----------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $18,006,043) .................................     18,499,972
                                                                       -----------
ASSET-BACKED SECURITIES -- 11.6%
 5,000,000   #1999-A A2 Peco Energy Transition Trust 5.630% due 3/1/05   4,979,300
18,000,000   #1997-1 A3 California Infrastructure SCE Funding Corp.
              6.170% due 3/25/03 .................................      18,185,625
 4,000,000   #1997-1 A4 California Infrastructure SCE Funding Corp.
              6.220% due 3/25/04 .................................       4,051,562
 4,000,000   #1997-1 California Infrastructure Pacific Gas & Electric
              6.320% due 9/25/05 .................................       4,073,125
                                                                       -----------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $31,077,675) .................................     31,289,612
                                                                       -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------

                           Core Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Face
  Amount                                                                  Value
  ------                                                                ----------
INTEREST-ONLY SECURITIES(2) -- 2.0%
$46,773,372  UAC #99-AI 0.800% due 9/8/06 .........................     $  489,659
 18,941,435  UAC #97-B I 1.850% due 4/10/01 .......................        192,374
  1,054,263  FHR #1697 PV 6.000% due 4/15/06 ......................         57,572
  3,846,153  FNR #93-135 PI 6.500% due 7/25/08 ....................      1,019,231
  7,900,000  FHR #1611 L 7.000% due 11/15/23 ......................      2,646,500
  1,344,393  FNR 93-147 K 7.000% due 2/25/20 ......................        119,611
  1,290,000  FHR #1529 JB 7.000% due 3/15/06 ......................        197,353
  2,185,782  FHG #16 PQ 7.000% due 4/25/21 ........................        278,042
  2,321,118  FNR #1997-40 PK 7.000% due 7/18/19 ...................        186,191
  1,963,760  FNR #93-167 L 7.000% due 8/25/19 .....................        153,034
                                                                       -----------
             TOTAL INTEREST-ONLY SECURITIES
               (Cost $5,670,277) ..................................      5,339,567
                                                                       -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.5%
 10,000,000  Federal National Mortgage Association 5.250% due 1/15/09    9,542,200
                                                                       -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $9,944,410) ..................................      9,542,200
                                                                       -----------
CORPORATE NOTES -- 14.8%
 5,000,000   IBM Corp. 5.370% due 2/1/09 ..........................      4,736,235
 5,000,000   Cit Group Inc. 5.500% due 2/15/04 ....................      4,884,705
 4,000,000   Associates Corp. of North America 5.750% due 11/1/03 .      3,962,660
 5,000,000   Ford Motor Credit Co. 5.750% due 2/23/04 .............      4,945,975
 5,685,000   General Electric Cap Corp. 5.770% due 8/27/01 ........      5,711,509
 5,000,000   Merrill Lynch and Co. 6.000% due 2/17/09 .............      4,827,505
 5,000,000   AT&T Corp. 6.000% due 3/15/09 ........................      4,897,965
 1,125,000   Associates Corp. of North America 6.000% due 4/15/03 .      1,125,338
 5,000,000   Lucent Technologies 6.450% due 3/15/29 ...............      4,832,725
                                                                       -----------

             TOTAL CORPORATE NOTES
               (Cost $40,625,592) .................................     39,924,617
                                                                       -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Core Fixed Income Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Face
  Amount                                                                  Value
  ------                                                                ----------
U.S. TREASURY OBLIGATIONS -- 18.7%
             U.S. Treasury Notes --
$19,595,000  4.750% due 11/15/08...................................   $ 18,716,164
  8,050,000  5.620% due 5/15/01....................................      8,130,500
  6,108,000  5.750% due 8/15/03....................................      6,219,654
 11,150,000  6.120% due 11/15/27...................................     11,542,034
  5,281,000  7.000% due 7/15/06....................................      5,775,249
                                                                      ------------

             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $50,850,520) .................................     50,383,601
                                                                      ------------
REPURCHASE AGREEMENTS -- 17.1%
    162,000  Agreement with Goldman Sachs & Co., 4.65%, dated
               04/30/99, principal and interest in the amount of
               $162,063 due on 05/03/99, collateralized by:
               $170,689 U.S. Treasury Notes,
               12.375% due 05/15/04 ...............................        162,000
 45,800,000  Agreement with Prudential Securities, 4.92%, dated
               04/30/99, principal and interest in the amount of
               $45,818,778 due on 05/03/99, collateralized by:
               $24,077,774 Federal National Mortgage Association,
               6.50%,due 04/01/29, $22,656,870 Federal National
               Mortgage Association,  6.50%, due 04/01/29..........     45,800,000
                                                                      ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $45,962,000) .................................     45,962,000
                                                                      ------------
TOTAL INVESTMENTS (Cost $314,091,426)3.................       116.9%  $314,452,837
REVERSE REPURCHASE AGREEMENTS--(19.8)%
 19,595,000  Reverse Repurchase Agreement with Merrill Lynch, dated 4/30/99 bearing 3.50% to be repurchased at
               $19,247,902 on 5/3/99, collateralized by:
               $19,595,000 U.S. Treasury Bonds,
               4.750% due 11/15/08.....................                (19,595,000)
                                                                      ------------
TOTAL REVERSE REPURCHASE AGREEMENTS....................        (7.3)%  (19,595,000)
LIABILITIES IN EXCESS OF OTHER ASSETS..................        (9.6)%  (25,750,063)
                                                              -----   ------------
NET ASSETS ............................................       100.0%  $269,107,774
                                                              =====   ============

NET ASSET VALUE ($269,107,774 divided by 25,659,310
   shares outstanding).................................               $      10.49
                                                                      ============

----------
(1) Represents current face amount at April 30, 1999.
(2) Collateral for reverse repurchase agreements.
(3) Aggregate cost for federal tax purposes.

ABBREVIATION:
FNMA -- Federal National Mortgage Association
                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Tax Managed Equity Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                            -----------
COMMON STOCKS -- 94.9%
             Financial Services -- 15.7%
    35,000   American International Group, Inc. ...................   $  4,110,312
    46,208   Associates First Capital Corp. .......................      2,047,592
    54,000   BankBoston Corp. .....................................      2,646,000
    60,000   Bank of America ......................................      4,320,000
    25,000   Bank One Corp. .......................................      1,475,000
    56,000   Duke Realty Investments, Inc. ........................      1,316,000
    47,000   Fannie Mae ...........................................      3,334,063
    50,000   First Union Corp. ....................................      2,768,750
    14,300   Hartford Life, Inc.-- Class A ........................        748,069
    35,000   Wells Fargo & Co. ....................................      1,511,563
                                                                      ------------
                                                                        24,277,349
                                                                      ------------
             Electronic Technology -- 14.5%
    25,000   Cisco Systems, Inc.(1)................................      2,851,562
   100,000   EMC Corp.(1)..........................................     10,893,750
    25,000   Intel Corp. ..........................................      1,529,687
    13,000   International Business Machines Corp. ................      2,719,437
    36,000   Lexmark International Group, Inc.-- Class A(1) .......      4,446,000
       200   Siebl Systems, Inc.(1)................................          7,687
                                                                      ------------
                                                                        22,448,123
                                                                      ------------
             Utilities -- 12.0%
    80,000   BellSouth Corp. ......................................      3,580,000
    30,000   Columbia Energy Group ................................      1,441,875
    28,000   FPL Group, Inc. ......................................      1,578,500
    60,000   MCI Worldcom, Inc.(1) ................................      4,931,250
    39,000   Pinnacle West Capital Corp. ..........................      1,513,688
    45,000   Sprint Corp. (FON Group) .............................      4,615,313
    22,500   Sprint Corp. (PCS Group)(1) ..........................        953,438
                                                                      ------------
                                                                        18,614,064
                                                                      ------------
             Health Technology -- 10.7%
    50,000   American Home Products Corp. .........................      3,050,000
    56,000   Bristol-Myers Squibb Co. .............................      3,559,500
    40,000   Johnson & Johnson ....................................      3,900,000
    44,000   Merck & Co., Inc. ....................................      3,091,000
    45,000   Warner Lambert Co. ...................................      3,057,187
                                                                      ------------
                                                                        16,657,687
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Tax Managed Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                            -----------
COMMON STOCKS -- (Continued)
             Producer Manufacturing -- 8.1%
    40,000   Johnson Controls, Inc. ...............................   $  2,917,500
   125,000   Leggett & Platt, Inc. ................................      2,882,813
    30,000   Magna International ..................................      1,792,500
    20,000   Tyco International, Ltd. .............................      1,625,000
    56,000   Xerox Corp. ..........................................      3,290,000
                                                                      ------------
                                                                        12,507,813
                                                                      ------------
             Energy Minerals -- 4.7%
    40,000   Chevron Corp. ........................................      3,990,000
    65,000   Phillips Petroleum Co. ...............................      3,290,625
                                                                      ------------
                                                                         7,280,625
                                                                      ------------
             Consumer Durables -- 4.4%
    50,000   Ford Motor ...........................................      3,196,875
    60,000   Harley-Davidson, Inc. ................................      3,577,500
                                                                      ------------
                                                                         6,774,375
                                                                      ------------
             Consumer Services -- 4.1%
   120,000   Carnival Corp.-- Class A .............................      4,950,000
    30,000   H & R Block, Inc. ....................................      1,443,750
                                                                      ------------
                                                                         6,393,750
                                                                      ------------
             Technology -- 4.0%
    30,001   Computer Associates International, Inc. ..............      1,280,668
    35,000   Microsoft Corp.(1) ...................................      2,845,938
   100,000   Sterling Software, Inc.(1) ...........................      2,068,750
                                                                      ------------
                                                                         6,195,356
                                                                      ------------
             Consumer Non-Durables -- 3.7%
    37,000   Procter & Gamble Co. .................................      3,471,062
    45,000   VF Corp. .............................................      2,317,500
                                                                      ------------
                                                                         5,788,562
                                                                      ------------
             Commercial Services -- 3.6%
   100,000   McGraw-Hill, Inc. ....................................      5,525,000
                                                                      ------------
             Retail Trade -- 3.3%
    27,000   Dayton Hudson Corp. ..................................      1,817,437
   150,000   Office Depot, Inc.(1) ................................      3,300,000
                                                                      ------------
                                                                         5,117,437
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Tax Managed Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                           ------------
COMMON STOCKS -- (Continued)
             Process Industries -- 2.4%
    35,000   General Electric Co. .................................   $  3,692,500
                                                                      ------------
             Transportation -- 1.9%
    80,000   Burlington Northern Sante Fe Corp. ...................      2,930,000
                                                                      ------------
             Industrial Services -- 1.9%
    45,000   Schlumberger, Ltd. ...................................      2,874,375
                                                                      ------------

             TOTAL COMMON STOCKS
               (Cost $93,270,118) .................................    147,077,016
                                                                      ------------
OPTIONS -- (0.1)%
             Written Call Options -- (0.1)%
        70   EMC Corp.-- 99 May 110 ...............................        (37,625)
       100   EMC Corp.-- 99 May 115 ...............................        (36,250)
        50   EMC Corp.-- 99 June 125 ..............................        (21,674)
        40   Lexmark Corp.-- 99 June 130 ..........................        (41,339)
                                                                      -------------
                                                                          (136,888)
                                                                      -------------
             Purchased Put Options -- 0.0%
        50   EMC Corp.-- 99 June 105 ..............................         35,200
        40   Lexmark Corp.-- 99 June 120 ..........................         40,660
                                                                      ------------
                                                                            75,860
                                                                      ------------
             TOTAL OPTIONS
               (Cost $154,218) ....................................        (61,028)
                                                                      ------------
 Face Amount
 -----------
REPURCHASE AGREEMENT -- 3.2%
$ 4,917,000  Agreement with Goldman Sachs & Co.,4.65%, dated 04/30/99, principal and interest in the amount of $4,917,635
               due on 05/03/99, collateralized by $4,030,000
               U.S. Treasury Bonds,11.125% due 08/15/03
               (Cost $4,917,000) ..................................      4,917,000
                                                                      ------------
TOTAL INVESTMENTS (Cost $98,032,900)(2).................       98.0%  $151,932,988

OTHER ASSETS IN EXCESS OF LIABILITIES...................        2.0%     3,026,980
                                                              -----   ------------
NET ASSETS .............................................      100.0%  $154,959,968
                                                              =====   ============
NET ASSET VALUE ($154,959,968 divided by 6,449,794
   shares outstanding).............................................   $      24.03
                                                                      ============

----------
(1)Non-income producing security.
(2)Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                            -----------

COMMON STOCKS -- 99.9%
             Basic Industry -- 12.9%
   163,300   Aptargroup, Inc. .....................................   $  4,572,400
    66,300   Borg-Warner Automotive, Inc. .........................      3,762,525
   272,300   Cable Design Technologies(1) .........................      4,050,463
    39,200   Cleveland-Cliffs, Inc. ...............................      1,560,650
   106,000   Dexter Corp. .........................................      4,352,625
   126,700   Granite Construction, Inc. ...........................      3,618,869
   145,500   Intermet Corp. .......................................      2,146,125
    99,700   Kaydon Corp. .........................................      3,364,875
    46,600   Lone Star Inds. ......................................      1,663,037
   137,500   Pittston Services Group ..............................      3,626,562
    98,500   Teekay Shipping Corp. ................................      1,674,500
    59,000   Texas Industries, Inc. ...............................      1,821,625
   126,300   Watsco, Inc. .........................................      2,478,637
                                                                      ------------
                                                                        38,692,893
                                                                      ------------
             Consumer Services -- 30.3%
    44,300   Alaska Air Group, Inc. ...............................      1,951,969
   107,700   Applebee's International, Inc. .......................      2,780,006
   131,600   Banta Corp. ..........................................      2,804,725
   127,200   BJ's Wholesale Club, Inc.(1) .........................      3,378,750
   167,000   Bob Evans Farms, Inc. ................................      3,058,187
    42,050   Canandaigua Wine Company, Inc.-- Class A(1) ..........      2,165,575
    80,600   Carlisle Companies, Inc. .............................      3,949,400
    38,100   Children's Place(1) ..................................      1,381,125
   163,600   Copart, Inc.(1) ......................................      2,965,250
    67,000   Department 56, Inc. ..................................      1,813,187
   110,800   First Years, Inc. ....................................      1,682,775
   185,400   Foodmaker(1) .........................................      4,472,775
   228,700   Fred's, Inc. .........................................      2,672,931
   114,050   Harman International Industries, Inc. ................      5,239,172
   103,800   Haverty Furniture Company, Inc. ......................      2,452,275
   191,700   K2, Inc. .............................................      1,952,944
   120,300   Kellwood Co. .........................................      3,097,725
   153,800   La-Z-Boy Chair Co. ...................................      3,027,937


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                            -----------
COMMON STOCKS -- (Continued)
             Consumer Services -- (Continued)
    62,000   Libbey, Inc. .........................................   $  1,863,875
    86,800   Metzler Group, Inc.(1) ...............................      2,419,550
    76,050   Midwest Express Holdings, Inc. .......................      2,376,562
   120,300   Movado Group, Inc. ...................................      2,902,237
    43,900   Payless Shoesource, Inc.(1) ..........................      2,126,406
   184,200   Ralcorp Holdings, Inc.(1) ............................      3,384,675
   249,300   Reynolds & Reynolds ..................................      5,687,156
    95,500   Sbarro, Inc. .........................................      2,500,906
   109,800   Shopko Stores, Inc. ..................................      3,767,512
   210,800   Stride Rite Corp. ....................................      2,463,725
    74,400   Suiza Foods Corp. ....................................      2,794,650
   131,600   Toll Brothers, Inc.(1) ...............................      2,812,950
    57,500   Toro Co. .............................................      2,001,719
   113,500   Universal Corp. ......................................      2,887,156
                                                                      ------------
                                                                        90,835,787
                                                                      ------------
             Energy -- 0.9%
   226,900   Tesoro Petroleum Corp.(1) ............................      2,566,806
                                                                      ------------
             Financial Services -- 18.0%
    48,700   American Heritage Life Investment Corp. ..............      1,129,231
   172,500   Amerin Corp. .........................................      4,042,969
    65,900   Bancwest Corp. .......................................      2,623,644
    93,800   Bank of Commerce/San Diego ...........................      1,958,075
    58,800   Chartwell Re Corp. ...................................      1,087,800
    36,000   Cullen/Frost Bankers, Inc. ...........................      1,941,750
    42,500   D&N Financial Corp. ..................................        977,500
   141,600   Enhance Financial Services Group, Inc. ...............      2,929,350
    59,800   Greater Bay Bancorp ..................................      1,801,475
   108,200   Harleysville Group, Inc. .............................      2,015,225
   139,538   Hubco, Inc. ..........................................      4,936,157
   111,500   Intl. Telecomm Data Systems(1) .......................      1,261,344
    22,000   Landamerica Financial Group, Inc. ....................        616,000
    59,270   Metris Companies, Inc. ...............................      3,622,879
    87,000   Orion Capital Corp. ..................................      2,561,062
   102,400   Presidential Life Corp. ..............................      1,836,800


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                           ------------

COMMON STOCKS -- (Continued)
             Financial Services -- (Continued)
    96,600   Protective Life Corp. ................................   $  3,785,512
   285,500   Reliance Group Holdings ..............................      2,141,250
    80,200   Republic Bancorp, Inc. ...............................      1,017,537
   116,000   Selective Insurance Group, Inc. ......................      2,247,500
   116,300   Stancorp Financial Group .............................      2,798,469
    83,400   Sterling Bancshares, Inc. ............................      1,042,500
    56,900   The MONY Group, Inc. .................................      1,507,850
   189,734   Washington Federal, Inc. .............................      4,197,865
                                                                      ------------
                                                                        54,079,744
                                                                      ------------
             Healthcare -- 5.1%
   117,000   Conmed Corp.(1) ......................................      3,378,375
    85,400   Maxxim Medical, Inc.(1) ..............................      1,361,062
   195,400   Orthodontic Centers of America, Inc.(1) ..............      2,418,075
    80,700   Roberts Pharmaceutical Corp.(1) ......................      1,371,900
   206,850   Sierra Health Services(1) ............................      2,585,625
   135,400   Wesley Jessen VisionCare, Inc. .......................      4,146,625
                                                                      ------------
                                                                        15,261,662
                                                                      ------------
             Real Estate -- 9.8%
   105,200   Amli Residential Properties ..........................      2,294,675
    67,700   Arden Realty Group ...................................      1,692,500
   141,900   Bedford Property Investors, Inc. .....................      2,438,906
   102,120   Bradley Real Estate, Inc. ............................      2,036,018
    79,000   Brandywine Realty Trust ..............................      1,491,125
    94,000   CBL & Associates Properties ..........................      2,308,875
    61,300   Felcor Lodging Trust, Inc. ...........................      1,467,369
    94,000   Glenborough Realty Trust, Inc. .......................      1,615,625
   139,500   Glimcher Realty Trust ................................      2,362,781
    63,700   Kilroy Realty Corp. ..................................      1,500,931
    74,900   Koger Equity, Inc. ...................................      1,100,094
    74,500   Liberty Property Trust ...............................      1,797,313
    49,700   MGI Properties, Inc. .................................      1,372,963
    75,000   Pacific Gulf Properties, Inc. ........................      1,560,938

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                            -----------

COMMON STOCKS -- (Continued)
             Real Estate -- (Continued)
    68,000   Regency Realty Corp. .................................   $  1,470,500
   101,100   TriNet Corporate Realty Trust, Inc. ..................      2,773,931
                                                                      ------------
                                                                        29,284,544
                                                                      ------------
             Technology -- 18.3%
    71,862   Benchmark Electronics, Inc.(1) .......................      2,416,360
   323,000   CellStar Corp. .......................................      2,382,125
   166,800   Computer Horizons Corp.(1) ...........................      2,356,050
    55,300   Dallas Semiconductor Corp. ...........................      2,350,250
   189,300   DSP Communications, Inc.(1) ..........................      5,158,425
   116,500   DSP Group, Inc. ......................................      2,111,563
    53,800   Electronics For Imaging(1) ...........................      2,545,413
    79,200   FLIR Systems, Inc. ...................................      1,089,000
    74,700   Henry (Jack) & Associates, Inc. ......................      2,465,100
    84,600   Kellstrom Industries, Inc.(1) ........................      1,559,812
   120,800   Kimball International, Inc.-- Class B ................      1,932,800
    68,800   Metro One Telecommunications(1) ......................      1,122,265
    58,600   Moog, Inc.-- Class A .................................      1,823,925
   154,100   Neomagic Corp. .......................................      1,801,044
    74,400   Pinnacle Systems, Inc. ...............................      4,045,500
    93,400   Plexus Corp.(1) ......................................      3,117,225
   121,900   Remedy Corp.(1) ......................................      2,133,250
   180,900   Sterling Software, Inc.(1) ...........................      3,742,369
   154,600   Structural Dynamics Research Corp.(1) ................      3,005,038
   293,500   Symantec Corp. .......................................      5,833,313
    78,000   Xircom, Inc.(1) ......................................      1,755,000
                                                                      ------------
                                                                        54,745,827
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Small Capitalization Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)


   Shares                                                                 Value
 ----------                                                           ------------
COMMON STOCKS -- (Continued)
             Utilities -- 4.7%
    60,000   Equitable Resources, Inc. ............................   $  1,590,000
    68,000   MDU Resources Group, Inc. ............................      1,449,250
    45,900   New Jersey Resources Corp. ...........................      1,692,563
   138,400   NUI Corp. ............................................      3,001,550
    78,900   People's Energy Corp. ................................      2,948,888
   110,500   Public Service Co. of New Mexico .....................      1,975,188
    51,900   Sigcorp, Inc. ........................................      1,495,369
                                                                      ------------
                                                                        14,152,808
                                                                      ------------
             TOTAL COMMON STOCKS
               (Cost $284,781,269) ................................    299,620,071
                                                                      ------------
Face Amount
-----------
REPURCHASE AGREEMENT -- 0.9%
$ 2,780,000  Goldman Sachs & Company, 4.65%,
               dated 4/30/99 principal and interest in the amount
               of $2,781,077 due on 5/03/99, collateralized by
               $2,085,000 U.S. Treasury Bonds, 8.75% due 5/15/17
               (Cost $2,780,000) ..................................      2,780,000
                                                                      ------------

TOTAL INVESTMENTS (Cost $287,561,269)(2)....................  100.9%  $302,400,071

LIABILITIES IN EXCESS OF OTHER ASSETS.......................   (0.9)%   (2,734,677)
                                                              -----   ------------
NET ASSETS .................................................  100.0%  $299,665,394
                                                              =====   ============


NET ASSET VALUE PAR:
   Advisor Share ($271,174,249 divided by 17,807,527
       shares outstanding).........................................   $      15.23
                                                                      ============

   Institutional Share ($28,491,145 divided by 1,871,515
       shares outstanding).........................................   $      15.22
                                                                      ============


----------
(1) Non-income producing security.
(2) Also aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Large Cap Value Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)


   Shares                                                                 Value
 ----------                                                           ------------
COMMON STOCKS -- 97.4%
             Financial Services -- 24.5%
    25,000   American General Corp. ...............................   $  1,850,000
    41,838   Associates First Capital Corp. .......................      1,853,946
    30,900   Bank Of America ......................................      2,224,800
    21,900   Chase Manhattan Corp. ................................      1,812,225
    26,500   Cigna Corp. ..........................................      2,310,469
    34,800   Fleet Financial Group, Inc. ..........................      1,498,575
    25,700   Freddie Mac ..........................................      1,612,675
    16,500   Household International, Inc. ........................        830,156
    15,500   Lincoln National Corp. ...............................      1,488,969
    11,500   Morgan, (J.P.) & Co. .................................      1,549,625
    19,000   Morgan Stanley Dean Witter ...........................      1,884,562
     6,700   Providian Financial Corp. ............................        864,719
                                                                      ------------
                                                                        19,780,721
                                                                      ------------
             Electronic Technology -- 15.3%
    44,300   Ceridian Corp. .......................................      1,622,487
    22,700   General Dynamics Corp. ...............................      1,594,675
    26,900   Intel Corp. ..........................................      1,645,944
     7,900   International Business Machines Corp. ................      1,652,581
    17,600   Lexmark International Group, Inc.-- Class A(1) .......      2,173,600
    21,600   Sun Microsystems, Inc.(1) ............................      1,291,950
    16,000   United Technologies Corp. ............................      2,318,000
                                                                      ------------
                                                                        12,299,237
                                                                      ------------
             Utilities -- 9.4%
    32,975   Alltel Corp. .........................................      2,223,752
    27,000   Bell Atlantic Corp. ..................................      1,555,875
    25,200   Consolidated Natural Gas .............................      1,499,400
    22,600   Sprint Corp. .........................................      2,317,913
                                                                      ------------
                                                                         7,596,940
                                                                      ------------
             Energy Minerals -- 7.8%
    24,900   Chevron Corp. ........................................      2,483,775
    29,300   Exxon Corp. ..........................................      2,433,731
    13,200   Mobil Corp. ..........................................      1,382,700
                                                                      ------------
                                                                         6,300,206
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Large Cap Value Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                           ------------
COMMON STOCKS -- (Continued)
             Retail Trade -- 7.3%
    23,500   Dayton Hudson Corp. ..................................   $  1,581,844
    88,825   Office Depot, Inc.(1) ................................      1,954,150
    70,700   TJX Companies, Inc. ..................................      2,355,194
                                                                      ------------
                                                                         5,891,188
                                                                      ------------
             Health Technology -- 7.1%
    31,400   American Home Products Corp. .........................      1,915,400
    25,200   Amgen, Inc.(1) .......................................      1,548,225
    35,600   Bristol-Myers Squibb Co. .............................      2,262,825
                                                                      ------------
                                                                         5,726,450
                                                                      ------------
             Consumer Non -- Durables -- 6.3%
    26,000   Anheuser-Busch Companies, Inc. .......................      1,901,250
    27,000   Kimberly Clark Corp. .................................      1,655,437
    15,900   Procter & Gamble Co. .................................      1,491,619
                                                                      ------------
                                                                         5,048,306
                                                                      ------------
             Producer Manufacturing -- 5.3%
    30,900   Tyco International, Ltd. .............................      2,510,625
    29,900   Xerox Corp. ..........................................      1,756,625
                                                                      ------------
                                                                         4,267,250
                                                                      ------------
             Consumer Durables -- 3.4%
    18,000   Ford Motor ...........................................      1,150,875
    22,800   Maytag Corp. .........................................      1,558,950
                                                                      ------------
                                                                         2,709,825
                                                                      ------------
             Consumer Services -- 2.9%
    32,900   Gannett Company, Inc. ................................      2,329,731
                                                                      ------------

             Commercial Services -- 2.8%
    41,000   McGraw-Hill, Inc. ....................................      2,265,250
                                                                      ------------

             Industrial Services -- 2.8%
    39,300   Waste Management, Inc. ...............................      2,220,450
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                            Large Cap Value Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                           ------------
COMMON STOCKS -- (Continued)
             Transportation -- 1.5%
    37,150   Southwest Airlines Co. ...............................   $  1,209,697
                                                                      ------------

             Health Services -- 1.1%
    65,400   Healthsouth Corp.(1)..................................        878,813
                                                                      ------------
             TOTAL COMMON STOCKS
               (Cost $63,054,641) .................................     78,524,064
                                                                      ------------
REPURCHASE AGREEMENT -- 2.1%
$ 1,675,000  Agreement with Goldman Sachs & Co.,4.65%,
               dated 04/30/99, principal and interest in the amount
               of $1,675,216 due on 05/03/99, collateralized by
               $1,714,625 U.S. Treasury Bonds,10.75% due 05/15/03
               (Cost $1,675,000) ..................................      1,675,000
                                                                      ------------

TOTAL INVESTMENTS (Cost $64,729,641)(2)................        99.5%  $ 80,199,064

OTHER ASSETS IN EXCESS OF LIABILITIES..................         0.5%       397,357
                                                              -----   ------------
NET ASSETS ............................................       100.0%  $ 80,596,421
                                                              =====   ============
NET ASSET VALUE ($80,596,421 divided by 5,512,982
   shares outstanding).............................................   $      14.62
                                                                      ============



----------
(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                           ------------
FOREIGN SECURITIES -- 98.9%
             Japan -- 21.3%
   218,600   Acom Co., Ltd. .......................................   $ 16,391,153
   571,000   Aoyama Trading Co., Ltd. .............................     15,882,194
   673,000   Canon, Inc. ..........................................     16,463,957
 1,690,000   Chugai Pharmaceutical Co. ............................     20,105,337
 1,065,000   Dai Nippon Printing Co., Ltd. ........................     16,881,345
     2,580   East Japan Railway Co. ...............................     15,238,602
   354,000   Eisai Co., Ltd. ......................................      6,628,528
 2,000,000   Fuji Heavy Industry ..................................     13,404,675
   410,000   Fuji Photo Film, Ltd. ................................     15,491,615
   430,000   Honda Motor Co. ......................................     18,949,183
   684,000   Kao Corp. ............................................     17,363,410
   178,000   Nintendo Corp., Ltd. .................................     16,597,836
     2,200   NTT Docomo ...........................................     12,901,999
   205,000   Rohm Company .........................................     24,731,625
   180,000   Sony Corp. ...........................................     16,814,489
   305,000   Takefuji Corp. .......................................     25,297,135
 1,120,000   Wacoal Corp. .........................................     12,104,421
                                                                      ------------
                                                                       281,247,504
                                                                      ------------
             United Kingdom -- 19.9%
 1,854,000   Allied Domecq PLC ....................................     14,552,486
   756,500   Allied Zurich PLC ....................................     10,377,706
 1,353,312   Associated British Foods PLC .........................      9,859,829
   864,300   BOC Group PLC ........................................     13,693,437
 1,583,200   British American Tobacco .............................     13,280,865
 5,500,000   British Steel PLC ....................................     13,039,797
 1,535,000   Cadbury Schweppes PLC ................................     20,612,339
 2,000,000   Caradon PLC ..........................................      5,120,118
 2,000,000   Gallaher Group PLC ...................................     11,471,963
   225,000   Hyder PLC,Cumulative, Redeemable Preference
              Shares 7.875%(1) ....................................        441,067
   635,333   Hyder PLC,Ordinary Shares ............................      7,876,712
 2,396,250   Iceland Group PLC ....................................      9,356,140
 4,065,926   Invensys PLC .........................................     20,916,219
 2,925,000   Johnson Matthey PLC ..................................     27,456,633
 3,850,000   Mirror Group  Newspapers PLC .........................     14,071,469



                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                            -----------
FOREIGN SECURITIES -- (Continued)
             United Kingdom -- (Continued)
 1,310,000   Rio Tinto PLC ........................................   $ 22,969,526
 2,413,200   Scottish Power PLC ...................................     19,796,588
 1,370,000   Tate & Lyle PLC ......................................      9,424,439
 4,435,900   Tomkins PLC ..........................................     18,748,387
                                                                      ------------
                                                                       263,065,720
                                                                      ------------
             France -- 11.9%
   105,300   Alcatel Alsthom ......................................     12,944,977
    80,030   Compagnie de Saint-Gobain ............................     13,758,560
   176,858   Elf Aquitane SA ......................................     27,504,821
    84,200   Groupe Danone ........................................     22,537,171
   224,745   Lafarge SA ...........................................     21,874,828
   276,000   Lagardere Groupe .....................................     10,943,984
   279,000   Pernod-Ricard ........................................     18,846,551
   310,000   Scor SA ..............................................     15,479,983
   162,000   Valeo SA .............................................     13,711,084
                                                                      ------------
                                                                       157,601,959
                                                                      ------------
             Germany -- 7.9%
   360,000   Bayer AG .............................................     15,234,538
   786,500   Continental AG .......................................     19,678,711
   194,000   Daimler-Chrysler AG ..................................     18,995,247
   335,000   Hoechst AG ...........................................     15,346,152
   219,000   Siemens AG ...........................................     16,148,927
    47,290   Siemens AG -- ADR ....................................      3,502,146
   275,200   Veba AG ..............................................     15,066,958
                                                                      ------------
                                                                       103,972,679
                                                                      ------------
             Spain -- 7.1%
   651,000   Dragados Construcciones SA ...........................     21,763,807
   637,976   Endesa SA ............................................     14,200,932
 1,513,000   Iberdrola SA .........................................     21,209,068
 1,155,000   Repsol ADR ...........................................     19,057,500
   127,865   Telefonica de Espana ADR .............................     17,821,207
                                                                      ------------
                                                                        94,052,514
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                           ------------
FOREIGN SECURITIES -- (Continued)
             Australia -- 5.5%
 1,200,000   Commonwealth Bank of Australia .......................   $ 21,882,878
 6,600,000   Foster's Brewing Group ...............................     19,281,428
 1,275,516   Lend Lease Corp., Ltd. ...............................     17,222,435
 1,870,789   Westpac Banking Corp., Ltd. ..........................     14,303,217
                                                                      ------------
                                                                        72,689,958
                                                                      ------------
             Netherlands -- 4.9%
   468,900   Akzo Nobel ...........................................     21,207,190
   830,000   Algemene Bank Nederland ..............................     19,801,196
   330,900   Hagemeyer N.V. .......................................     11,202,463
   171,323   Royal KPN N.V. .......................................      7,345,474
   171,323   TNT Post Group N.V. -- ADR ...........................      4,700,675
                                                                      ------------
                                                                        64,256,998
                                                                      ------------
             Italy -- 4.9%
11,439,990   Bennetton Group S.P.A. ...............................     20,575,071
   247,000   Ente Nazionale Idrocarbure S.P.A. ....................     16,147,625
 2,601,330   Telecom Italia S.P.A .................................     27,713,521
                                                                      ------------
                                                                        64,436,217
                                                                      ------------
             Sweden -- 4.7%
   440,092   Astrazeneca PLC ......................................     17,214,840
 1,235,000   Electrolux AB -- Series B ............................     25,108,842
   450,000   Skf AB -- B Shares ...................................      7,757,899
   480,000   Volvo AB -- Series B .................................     12,697,987
                                                                      ------------
                                                                        62,779,568
                                                                      ------------
             Norway -- 2.5%
 4,580,000   Christiania Bank .....................................     17,646,408
   355,000   Norsk Hydro ..........................................     15,934,745
                                                                      ------------
                                                                        33,581,153
                                                                      ------------
             Belgium -- 1.5%
    59,000   Electrabel SA ........................................     19,481,059
                                                                      ------------
             Canada -- 1.4%
   300,000   Magna International -- Class A .......................     17,925,000
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                          -------------
FOREIGN SECURITIES -- (Continued)
             Finland -- 1.3%
   239,800   Nokia, ADR ...........................................  $  17,790,163
                                                                     -------------
             Austria -- 1.3%
   269,200   Bank Austria .........................................     16,720,679
                                                                     -------------
             Denmark -- 1.2%
   235,000   Uni-Danmark ..........................................     16,171,955
                                                                     -------------
             New Zealand -- 0.9%
 2,320,000   Telecom Corp. New Zealand ............................     12,073,239
                                                                     -------------
             Singapore -- 0.8%
 1,080,000   Singapore Airlines, Ltd. .............................      9,948,645
                                                                     -------------
             TOTAL COMMON STOCKS
               (Cost $983,070,871) ................................  1,307,795,010
                                                                     -------------
    Face
   Amount
 ----------

REPURCHASE AGREEMENT -- 0.7%
$ 9,552,000  Agreement with Goldman Sachs & Co., dated 04/30/1999, principal and interest in the amount of $9,555,701.40
               due on 05/03/99, collateralized by $11,015,250
               U.S. Treasury Bonds, 14.25% due 02/15/02
               (Cost $9,552,000) ..................................      9,552,000
                                                                    --------------

TOTAL INVESTMENTS (Cost $992,622,871)(2)...............       99.6% $1,317,347,010

OTHER ASSETS IN EXCESS OF LIABILITIES..................        0.4%      4,923,293
                                                             -----  --------------
NET ASSETS ............................................      100.0% $1,322,270,303
                                                             =====  ==============
NET ASSET VALUE ($1,322,270,303 divided by 74,226,061
      shares outstanding)........................................   $        17.81
                                                                    ==============

----------
(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes.

ABBREVIATION:
ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             International Portfolio
                             SECTOR DIVERSIFICATION
                  On April 30, 1999, sector diversification of
                   the Portfolio was as follows (Unaudited):

                                                      % of Net
                                                       Assets          Value
                                                     -----------  --------------
INDUSTRIES:
     Financial Services........................          10.0%    $  132,544,422
     Food & Beverage...........................           8.7        115,114,242
     Electronics...............................           7.8        103,040,213
     Oil & Gas.................................           5.9         77,776,904
     Miscellaneous Industries..................           5.7         74,999,833
     Health Care & Pharmaceuticals.............           4.9         65,155,896
     Chemicals.................................           4.5         59,765,741
     Telecommunications........................           4.4         58,436,727
     Industrial................................           4.4         57,652,658
     Engineering & Construction................           4.3         57,397,194
     Automotive................................           4.2         55,869,430
     Banking...................................           3.8         49,707,123
     Utilities.................................           3.7         49,323,436
     Manufacturing.............................           3.4         45,564,729
     Electrical................................           2.6         33,852,006
     Apparel & Textiles........................           2.5         32,679,493
     Printing & Publishing.....................           2.3         30,952,814
     Automobiles & Trucks......................           2.1         27,115,759
     Retail....................................           1.9         25,238,334
     Transportation............................           1.9         25,187,247
     Housing & Home Furnishings................           1.9         25,018,216
     Tire & Rubber Goods.......................           1.5         19,678,711
     Consumer Services.........................           1.4         18,159,915
     Consumer Durables/Non-Durables............           1.3         17,363,410
     Insurance.................................           1.2         15,479,983
     Commercial Services.......................           0.9         12,046,148
     Tobacco...................................           0.9         11,471,963
     Consumer Products.........................           0.8         11,202,463
                                                         ----     --------------
TOTAL FOREIGN SECURITIES.......................          98.9%    $1,307,795,010
REPURCHASE AGREEMENT...........................           0.7%         9,552,000
                                                         ----     --------------
TOTAL INVESTMENTS..............................          99.6%    $1,317,347,010
                                                         ====     ==============


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                            -----------
FOREIGN SECURITIES -- 97.1%
             Japan -- 21.1%
    22,300   Acom Co., Ltd. .......................................   $  1,672,108
    50,300   Aoyama Trading Co., Ltd. .............................      1,399,079
    71,000   Canon, Inc. ..........................................      1,736,911
   170,000   Chugai Pharmaceutical Co. ............................      2,022,430
   113,000   Dai Nippon Printing Co., Ltd. ........................      1,791,166
       225   East Japan Railway Co. ...............................      1,328,948
    37,000   Eisai Co., Ltd. ......................................        692,812
   300,000   Fuji Heavy Industry ..................................      2,010,701
    37,000   Fuji Photo Film, Ltd. ................................      1,398,024
    42,000   Honda Motor Co. ......................................      1,850,850
    94,000   Kao Corp. ............................................      2,386,200
    15,000   Nintendo Corp., Ltd...................................      1,398,694
        23   Ntt Docomo ...........................................      1,348,845
    21,000   Rohm Co. .............................................      2,533,484
    20,000   Sony Corp. ...........................................      1,868,277
    29,000   Takefuji Corp. .......................................      2,405,301
   155,000   Wacoal Corp. .........................................      1,675,165
                                                                      ------------
                                                                        29,518,995
                                                                      ------------
             United Kingdom -- 20.4%
   273,000   Allied Domecq PLC ....................................      2,142,842
    55,000   Allied Zurich PLC ....................................        754,493
   145,688   Associated British Foods PLC .........................      1,061,439
    89,100   BOC Group PLC ........................................      1,411,646
   163,600   British American Tobacco .............................      1,372,378
   915,000   British Steel PLC ....................................      2,169,348
   162,100   Cadbury Schweppes PLC ................................      2,176,717
   207,000   Caradon PLC ..........................................        529,932
   217,000   Gallaher Group PLC ...................................      1,244,708
    15,300   Hyder PLC, Cumulative, Redeemable Preference
              Shares 7.875%(1) ....................................         29,993
    57,866   Hyder PLC, Ordinary Shares ...........................        717,409
   189,000   Iceland ..............................................        737,949
   426,723   Invensys PLC .........................................      2,195,178
   303,500   Johnson Matthey PLC ..................................      2,848,919
   329,000   Mirror Group PLC .....................................      1,202,471

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

   Shares                                                                 Value
 ----------                                                           ------------
FOREIGN SECURITIES -- (Continued)
             United Kingdom -- (Continued)
   140,000   Rio Tinto PLC ........................................   $  2,454,758
   208,262   Scottish Power PLC ...................................      1,708,469
   258,000   Tate & Lyle PLC ......................................      1,774,821
   460,500   Tomkins PLC ..........................................      1,946,309
                                                                      ------------
                                                                        28,479,779
                                                                      ------------
             France -- 12.0%
    16,400   Alcatel Alsthom ......................................      2,016,122
    11,725   Compagnie de Saint-Gobain ............................      2,015,733
     7,700   Groupe Danone ........................................      2,061,000
    21,244   Lafarge-Coppee .......................................      2,067,716
    38,000   Lagardere Groupe .....................................      1,506,780
    27,200   Pernod-Ricard ........................................      1,837,370
    28,500   Scor SA ..............................................      1,423,160
    16,142   Societe Nationale ELF ................................      2,510,392
    16,000   Valeo SA .............................................      1,354,181
                                                                      ------------
                                                                        16,792,454
                                                                      ------------
             Germany -- 7.6%
    35,000   Bayer AG .............................................      1,481,136
    76,300   Continental AG .......................................      1,909,073
    18,700   Daimlerchrysler AG ...................................      1,830,985
    29,500   Hoechst AG ...........................................      1,351,378
    24,000   Siemens AG ...........................................      1,769,745
    13,110   Siemens AG -- ADR ....................................        970,885
    22,800   Veba AG ..............................................      1,248,280
                                                                      ------------
                                                                        10,561,482
                                                                      ------------
             Spain -- 6.7%
    63,300   Dragados Construcciones SA ...........................      2,116,204
    72,537   Endesa SA ............................................      1,614,627
   125,000   Iberdrola SA .........................................      1,752,236
   118,200   Repsol ADR ...........................................      1,950,300
    13,484   Telefonica de Espana ADR .............................      1,879,388
                                                                      ------------
                                                                         9,312,755
                                                                      ------------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Australia -- 5.7%
   135,000   Commonwealth Bank of Australia .......................  $ 2,461,824
   795,000   Foster's Brewing Group ...............................    2,322,536
   103,054   Lend Lease Corp., Ltd. ...............................    1,391,469
   232,825   Westpac Banking Corp., Ltd. ..........................    1,780,076
                                                                     -----------
                                                                       7,955,905
                                                                     -----------
             Netherlands -- 4.8%
    45,200   Akzo Nobel ...........................................    2,044,285
    69,200   Algemene Bank Nederland ..............................    1,650,895
    54,200   Hagemeyer N.V. .......................................    1,834,915
    12,000   Koninklijke KPN ......................................      501,470
     5,168   Royal KPN N.V. .......................................      221,578
     5,168   TNT Post Group N.V.-- ADR ............................      141,797
    12,000   TNT Post Group N.V. ..................................      323,734
                                                                     -----------
                                                                       6,718,674
                                                                     -----------
             Italy -- 4.8%
 1,052,000   Bennetton Group S.P.A. ...............................    1,892,045
    28,300   Ente Nazionale Idrocarbure S.P.A. ....................    1,850,112
   272,215   Telecom Italia S.P.A.  ...............................    2,900,069
                                                                     -----------
                                                                       6,642,226
                                                                     -----------
             Sweden -- 3.9%
    36,324   Astrazeneca PLC ......................................    1,420,866
    99,000   Electrolux AB -- Series B ............................    2,012,774
    38,000   Skf AB -- B Shares ...................................      655,111
    50,000   Volvo AB -- Series B .................................    1,322,707
                                                                     -----------
                                                                       5,411,458
                                                                     -----------
             Norway -- 2.5%
   465,000   Christiania Bank .....................................    1,791,611
    38,000   Norsk Hydro ..........................................    1,705,691
                                                                     -----------
                                                                       3,497,302
                                                                     -----------
             Belgium -- 1.4%
     5,800   Electrabel SA ........................................    1,915,087
                                                                     -----------
                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Finland -- 1.3%
    25,200   Nokia, ADR ...........................................  $ 1,869,525
                                                                     -----------
             Canada -- 1.2%
    28,611   Magna International -- Class A .......................    1,709,507
                                                                     -----------
             Austria -- 1.2%
    26,500   Bank Austria .........................................    1,645,981
                                                                     -----------
             Denmark -- 1.1%
    22,850   Uni-Danmark ..........................................    1,572,465
                                                                     -----------
             New Zealand -- 0.8%
   214,000   Telecom Corp., New Zealand ...........................    1,113,652
                                                                     -----------
             Singapore -- 0.6%
    94,000   Singapore Airlines, Ltd. .............................      865,901
                                                                     -----------
             TOTAL COMMON STOCKS
               (Cost $106,943,565) ................................  135,583,148
                                                                     -----------
  Face
 Amount
----------
REPURCHASE AGREEMENT -- 2.3%
$3,267,000   Agreement with Goldman Sachs & Co., $3,267,000 dated
               04/30/99, principal and interest in the amount of
               $3,268,266 due on 05/03/99, collateralized by
               $3,336,580 U.S. Treasury Bonds, 6.25% due 08/15/23
               (Cost $3,267,000) ..................................    3,267,000
                                                                     -----------

TOTAL INVESTMENTS (Cost $110,210,565)(2).................     99.4% $138,850,148

OTHER ASSETS IN EXCESS OF LIABILITIES....................      0.6%      793,470
                                                             -----  ------------
NET ASSETS ..............................................    100.0% $139,643,618
                                                             =====  ============
NET ASSET VALUE ($139,643,618 divided by 7,950,189
      shares outstanding).........................................  $     17.56
                                                                    ============

----------
(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes.

ABBREVIATION:
ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                      Institutional International Portfolio
                             SECTOR DIVERSIFICATION
    On April 30, 1999, sector diversification of the Portfolio was as follows
                                   (Unaudited)

                                                       % of
                                                     Net Assets         Value
                                                     ----------     ------------
INDUSTRIES:
     Financial Services ...........................      9.5%       $ 13,153,283
     Electronics ..................................      7.5          10,387,532
     Food & Beverage ..............................      7.1           9,764,534
     Miscellaneous Industries .....................      5.5           7,743,917
     Utilities ....................................      5.3           7,365,460
     Telecommunications ...........................      5.0           6,953,507
     Automotive ...................................      4.8           6,745,524
     Oil & Gas ....................................      4.5           6,310,804
     Engineering & Construction ...................      4.4           6,199,653
     Industrial ...................................      4.4           6,106,759
     Banking ......................................      3.6           5,086,722
     Health Care & Pharmaceuticals ................      3.4           4,759,526
     Electrical ...................................      3.1           4,355,257
     Chemicals ....................................      3.0           4,244,159
     Manufacturing ................................      2.9           3,990,592
     Foods ........................................      2.6           3,612,190
     Apparel & Textiles ...........................      2.6           3,567,210
     Housing & Home Furnishings ...................      2.2           3,129,774
     Printing & Publishing ........................      2.1           2,993,637
     Consumer Services ............................      1.9           2,699,280
     Consumer Durables/Non-Durables ...............      1.7           2,386,200
     Transportation ...............................      1.6           2,194,848
     Retail .......................................      1.5           2,137,029
     Automobiles & Trucks .........................      1.4           2,010,701
     Consumer Products ............................      1.3           1,834,915
     Insurance ....................................      1.0           1,423,160
     Pharmaceuticals ..............................      1.0           1,420,866
     Chemicals-Specialty ..........................      1.0           1,398,024
     Tobacco ......................................      0.9           1,244,708
     Commercial Services ..........................      0.3             363,377
                                                        ----        ------------
TOTAL FOREIGN SECURITIES ..........................     97.1%       $135,583,148
REPURCHASE AGREEMENT ..............................      2.3%          3,267,000
                                                        ----        ------------
TOTAL INVESTMENTS .................................     99.4%       $138,850,148
                                                        ====        ============

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- 98.3%
             South Korea -- 14.4%
     2,980   Dacom Corp. ..........................................  $   251,998
       234   Dae Duck Electronics .................................        2,461
    70,000   Daewoo Corp. .........................................      383,436
    20,600   Hansol Paper Co. .....................................      346,666
    39,500   Hyundai Engineering(2)................................      370,584
    44,600   Kookmin Bank(2).......................................      607,945
    18,500   Korea Electric Power .................................      532,368
    40,000   Korea Telecom Corp. ..................................    1,750,159
    37,312   LG Chemical, Ltd......................................      643,601
    16,399   LG Information & Communication .......................      772,716
    32,000   Oriental Chemical Ind. Co. ...........................      568,129
    46,820   Samsung Corp.(2)......................................      657,903
    14,388   Samsung Display Devices ..............................      738,490
    13,897   Samsung Electro Mechanic .............................      327,411
     4,164   Samsung Electronics ..................................      320,237
     1,401   Samsung Fire & Marine ................................      648,358
    19,969   Samsung Securities Co.(2).............................      772,934
    20,000   Shinsegae Dept. Store ................................      689,967
                                                                     -----------
                                                                      10,385,363
                                                                     -----------
             South Africa -- 9.6%
    29,200   Anglo American Corp. .................................    1,503,926
    14,620   Anglo American Platinum ..............................      265,847
    50,000   Barlow, Ltd...........................................      298,968
    30,000   De Beers .............................................      747,009
    27,000   Gold Fields, Ltd.(2)..................................      166,971
    69,000   Harmony Gold Mining Co.(2)............................      396,750
 1,600,000   Iscor, Ltd. ..........................................      498,006
   420,000   Metro Cash & Carry, Ltd. .............................      350,898
    27,000   Nedcor, Ltd. .........................................      588,270
    70,000   Rembrandt Group, Ltd. ................................      530,360
   162,500   Sappi, Ltd. ..........................................    1,171,298
    50,000   South African Breweries(2)............................      412,002
                                                                     -----------
                                                                       6,930,305
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Indonesia -- 7.6%
    36,800   Freeport-McMoran Copper B ............................  $   563,500
    20,000   Gulf Indonesia Resources, Ltd.(2).....................      206,250
 3,930,000   Lippo Life Ins Idr500 ................................      182,287
11,400,000   PT Bank Internasional Indonesia(2)....................      211,509
22,800,000   PT Bank Internasional Indonesia Warrants(2)...........      211,509
   394,000   PT Gudang Garam Tbk ..................................      713,948
   860,000   PT Indofood Sudses Makmur Tbk(2)......................      680,787
 1,103,000   PT Pabrik Kertas Tjiwi Kimia(2).......................      354,717
   110,100   PT Telekomunikas Indonesia ADR .......................      963,375
 1,619,000   Ramayana Lestari Sentosa(1)...........................      610,773
   500,212   Semen Gresik (Pers) Tbk ..............................      785,762
                                                                     -----------
                                                                       5,484,417
                                                                     -----------
             Mexico -- 7.6%
   105,000   Alfa S.A. ............................................      414,216
   142,000   Cemex S.A. (Cpo) .....................................      660,073
   145,000   Consorcio Ara S.A.(2).................................      531,996
   233,000   Controladora Comercial ...............................      244,607
   107,000   Corporacion Geo Sa -- Series B(2).....................      445,846
 1,968,000   Gpo Financiero Bancomer ..............................      683,708
   130,000   Grupo Financiero Banamex(2)...........................      331,341
   178,000   Grupo Mexico S.A. ....................................      692,563
   140,000   Grupo Sanborns S.A.-- Series B1(2)....................      272,735
    10,500   Grupo Televisa S.A. GDR(2)............................      430,500
    55,800   Pepsi Gemex S.A. Spons GDR(2).........................      585,900
    27,800   TV Azteca S.A. ADR ...................................      194,600
                                                                     -----------
                                                                       5,488,085
                                                                     -----------
             Taiwan -- 7.3%
   179,076   Accton Technology(2)..................................      626,766
    60,240   Advanced Semiconductor Engineering(2).................      956,310
    67,500   Asustek Computer, Inc.(2).............................      912,938
    13,700   China Steel Corp. GDR(2)..............................      208,925
    54,000   Evergreen Marine Corp. GDR(2).........................      804,600

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Taiwan -- (Continued)
    31,000   Synnex Techology Intl. GDR(2).........................  $   612,250
    14,200   Taiwan Semiconductor ADR(2)...........................      342,930
    49,000   Winbond Electronic Corp. GDR(2).......................      504,700
    40,800   Yang Ming Marine Transport(2).........................      314,160
                                                                     -----------
                                                                       5,283,579
                                                                     -----------
             India -- 6.4%
   188,647   India Access Fund(2)..................................    1,485,595
   158,700   India Fund(2).........................................    1,329,112
    25,000   Indian Tobacco Company, Ltd. GDR .....................      703,750
    80,000   Reliance Industries GDR ..............................      600,000
    30,000   State Bank of India GDR ..............................      267,000
    60,000   Tata Eng & Loco GDR ..................................      196,500
                                                                     -----------
                                                                       4,581,957
                                                                     -----------
             Turkey -- 6.1%
 9,948,000   Akcansa Cimento ......................................      254,028
 4,000,000   Alcatel Teletas Komunikasyon .........................      247,695
 8,000,000   Arcelik A.S. .........................................      316,642
 1,568,000   Brisa Bridgestone Sabanci ............................       48,048
20,000,000   Dogan Sirketler Grubu Hldgs ..........................      250,249
 1,600,000   Enka Holding Yatirim AS ..............................      269,656
40,901,000   Eregli Demir Ve Celik Fabrik(2).......................      751,991
   719,000   Ford Otomotiv Sanayi AS ..............................      307,532
14,551,000   Haci Omer Sabanci ....................................      399,436
 2,280,000   Koc Holding AS .......................................      413,370
   300,000   Migros Turk TAS ......................................      413,677
18,540,000   Petkim Petrokimya Holding AS .........................      321,933
 5,200,000   Turkiye Garanti Bankasi(2)............................      235,694
 1,800,000   Uzel Makina Sanayii AS ...............................      149,383
                                                                     -----------
                                                                       4,379,334
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Philippines -- 5.5%
 2,037,000   Ayala Land ...........................................  $   750,003
   530,300   Benpres Holdings Corp.(2).............................      124,124
   635,000   Cosmos Bottling Pfd.(1)...............................       93,520
 4,000,000   Filinvest Land, Inc.(2)...............................      504,946
 3,835,500   International Container Terminal Services, Inc. ......      383,309
    78,000   Metropolitan Bank & Trust ............................      779,511
    18,100   Philippine Long Distance Telephone Co. ...............      583,725
   192,000   San Miguel Corp.-- Class B ...........................      409,006
 1,624,000   SM Prime Holdings ....................................      367,306
                                                                     -----------
                                                                       3,995,450
                                                                     -----------
             Thailand -- 5.4%
   350,500   Bangkok Bank (F)(2)...................................    1,048,273
   574,000   Bank of Asia (F)(2)...................................      514,241
    53,500   Bec World PLC ........................................      282,536
    73,500   Delta Electronics (F) ................................      342,607
   217,929   Electricity Generating Pub. Co.(2)....................      484,431
   450,000   Industrial Finance Corp.(F)(2)........................      315,246
    40,000   Ptt Exploration & Production(2).......................      368,595
   596,000   Telecomasia (F)(2)....................................      513,877
                                                                     -----------
                                                                       3,869,806
                                                                     -----------
             Brazil -- 5.3%
       178   Banco Bradesco SA Pfd. ...............................            1
    68,900   Banco Bradesco Spon -- ADR ...........................      361,725
   501,000   Banco Itau SA Pfd. ...................................      264,246
 6,145,200   Caemi Mineracao E Metal ..............................      177,803
16,200,000   Cia Siderurgica Nacional .............................      351,544
    37,500   Cia Vale Do Rio Doce .................................      495,038
    11,000   Cia Vale Do Rio Doce Pfd. A(2)........................      211,517
    17,800   Embratel Participacoes -- ADR ........................      289,250
59,555,000   Lojas Americanas S.A. Pfd.(2).........................      265,652
    34,700   Souza Cruz SA ........................................      231,966
     3,700   Tele Centro Sul Part -- Adr ..........................      196,562

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Brazil -- (Continued)
15,650,000   Telerj Celular SA -- Pfd B ...........................  $   331,119
 5,366,000   Telesp Celular SA -- Pfd B ...........................      229,653
    10,900   Telesudeste Celular Part. ADR ........................      311,331
    41,000   Usinas Sider Minas Ger Pfd A(2).......................      115,910
    33,340   Vale do Rio Doce Pfd A Npv(2).........................            0
                                                                     -----------
                                                                       3,833,317
                                                                     -----------
             China -- 4.7%
 1,621,000   Beijing Datang Power .................................      486,287
    19,000   China International Marine ...........................        8,507
   245,000   China Telecommunications(2)...........................      559,534
   401,900   Chiwan Wharf Holdings 'B' ............................       54,969
   432,000   Cosco Pacific, Ltd. ..................................      292,638
   814,000   Guangdong Kelon Electric .............................      735,207
   994,000   Huaneng Power International(2)........................      336,669
   336,000   NG Fung Hong .........................................      325,153
 1,223,000   Qingling Motors Co. ..................................      190,941
   529,000   Shanghai Dazhong Taxi(2)..............................      166,106
 1,366,000   Zhenjiang Expressway Co. .............................      227,367
                                                                     -----------
                                                                       3,383,378
                                                                     -----------
             Malaysia -- 4.3%4
   127,000   Genting Berhad .......................................      349,584
   138,000   Kian Joo Can Factory .................................      196,323
   198,000   Kuala Lumpur Kepong ..................................      232,806
   168,000   Malayan Banking BHD ..................................      446,526
   792,000   Malayan Cement BHD(1).................................      251,356
   131,000   Malaysian Pacific Industries .........................      309,229
    54,000   Nestle Malaysia BHD ..................................      177,632
   462,000   RHB Capital BHD(2)....................................      474,158
   144,000   Star Publications ....................................      215,242
   164,000   Telekom Malaysia .....................................      436,758
                                                                     -----------
                                                                       3,089,614
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Russia -- 2.7%
    26,000   Gazprom ADR ..........................................  $   276,250
    17,300   Lukoil ADR............................................      547,112
   124,290   Mosenergo ADR ........................................      295,189
    64,000   Rostelekom ADR .......................................      280,000
   115,000   UES...................................................      531,875
                                                                     -----------
                                                                       1,930,426
                                                                     -----------
             Egypt -- 2.3%
     2,800   Alexandria Real Estate(1,2)...........................       83,779
    62,857   Arabian International Construction(2).................      485,890
    29,900   Commercial Intl. Bank ................................      294,623
    11,600   EFG Hermes GDR(2).....................................      122,612
        25   Egypt Starch & Glucose ...............................          278
        20   Egyptian International Pharmaceuticals ...............        1,007
     8,903   Egyptian Mobile Phone(2)..............................      118,865
    95,000   EZZ Porcelain(1,2)....................................      234,575
       200   Financial & Industrial ...............................        3,039
    10,130   Orascom Construction Hldg.(2).........................      130,215
     8,500   Oriental Weavers Co. .................................      175,907
                                                                     -----------
                                                                       1,650,790
                                                                     -----------
             Argentina -- 2.2%
    50,500   Nobleza Piccardo ARS(1)...............................      166,712
    25,040   Quilmes Industrial Quins ADR .........................      273,875
   158,700   Siderca SA ...........................................      273,066
    20,300   YPF Sociedad Anonima .................................      848,794
                                                                     -----------
                                                                       1,562,447
                                                                     -----------
             Chile -- 1.3%
     9,510   Compania Cerveceria Unida ADR ........................      233,589
     9,000   Gener SA ADR .........................................      180,000
    23,560   Masisa SA ADR ........................................      226,765
     7,990   Quimica y Minera ADR .................................      294,631
       462   Quimica y Minera ADR -- A ............................       16,141
                                                                     -----------
                                                                         951,126
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
FOREIGN SECURITIES -- (Continued)
             Israel -- 1.2%
     9,500   ECI Telecom ADR(2) ...................................  $   350,312
   134,000   Makhteshim-Agan Industries(2).........................      309,532
     6,400   Nice Systems Ltd. ADR(2)..............................      184,000
                                                                     -----------
                                                                         843,844
                                                                     -----------
             Poland -- 0.9%
    29,000   Kghm Polska Miedz ADR ................................      369,750
    49,130   Telekomunikacja Polska GDR(2).........................      304,606
                                                                     -----------
                                                                         674,356
                                                                     -----------
             Peru -- 0.6%
    31,000   Southern Peru Copper Corp. ...........................      441,750
                                                                     -----------
             Venezuela -- 0.5%
    25,812   Ceramica Carabobo(1)..................................       11,615
     6,650   Cia Anonima Telef De Ven ADR .........................      182,875
     6,406   Electricidad de Caracas ADR(2)........................      129,725
     7,666   International Briquettes Holdings(1,2)................       32,581
    38,823   Sudamtex de Venezuela ................................       34,122
   113,400   Venepal S.A.C.A. ADR 144A(1)..........................        4,536
                                                                     -----------
                                                                         395,454
                                                                     -----------
             Pakistan -- 0.4%
    53,180   Engro Chemicals Pak, Ltd. ............................       90,140
   120,000   Pakistan State Oil Co., Ltd. .........................      215,088
                                                                     -----------
                                                                         305,228
                                                                     -----------
             Ghana -- 0.4%
    30,000   Ashanti Goldfields GDR ...............................      270,750
                                                                     -----------
             Sri Lanka -- 0.3%
    89,677   John Keels Holdings, Ltd.(1)..........................      247,304
                                                                     -----------
             Lebanon -- 0.3%
    10,400   Banque Liban Outre GDR ...............................      242,320
                                                                     -----------
             Czech Republic -- 0.3%
   150,700   Ceske Energeticke Zavody AS(2)........................      212,978
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                          ------------
FOREIGN SECURITIES -- (Continued)
             Slovakia -- 0.2%
     2,000   Chirana Prema AS(1,2)................................. $       471
     5,700   Slovnaft AS(1)........................................      80,075
    19,000   Vychodoslovenske Zelezia(1)...........................      69,416
                                                                    -----------
                                                                        149,962
                                                                    -----------
             Slovenia -- 0.1%
     7,300   SKB Bank GDR .........................................      98,185
                                                                    -----------
             Malawi -- 0.1%
    10,200   Press Corp.(1,2)......................................      67,626
                                                                    -----------
             Kenya -- 0.0%
    46,094   Kenya Commercial Bank ................................      30,662
                                                                    -----------
             TOTAL COMMON STOCKS
               (Cost $62,504,251) .................................  70,779,813
                                                                    -----------
Face Amount
-----------
SHORT TERM INVESTMENT -- 1.9%
$1,400,000   Time Deposit with Chase Manhattan Bank,
               4.6875%, dated 4/30/99 maturing 5/03/99
               (Cost $1,400,000) ..................................   1,400,000
                                                                    -----------

TOTAL INVESTMENTS (Cost $63,904,251)(3)...................  100.2%  $72,179,813

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS ..............   (0.2)%    (171,399)
                                                            -----   -----------
NET ASSETS ...............................................  100.0%  $72,008,414
                                                            =====   ===========
NET ASSET VALUE ($72,008,414 divided by 9,368,650
      shares outstanding)  ......................................   $      7.69
                                                                    ===========

----------
(1) Illiquid Security.
(2) Non-income producing security.
(3) Aggregate cost for federal tax purposes.
(4) Security fair valued by management see note 1.

ABBREVIATIONS:
ADR -- American Depositary Receipts
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                           Emerging Markets Portfolio
                             SECTOR DIVERSIFICATION
    On April 30, 1999, sector diversification of the Portfolio was as follows
                                  (Unaudited):

                                                        % of
                                                      Net Assets        Value
                                                      ----------     -----------
INDUSTRIES:
     Banking...................................          12.1%       $ 8,668,622
     Telecommunications........................           9.4          6,794,057
     Financial Services........................           8.6          6,209,899
     Metals and Mining.........................           6.6          4,785,121
     Electrical & Electronics..................           5.8          4,147,516
     Textiles & Apparel........................           4.9          3,527,028
     Household & Home Furnishings..............           4.2          2,999,529
     Construction & Housing....................           4.1          2,985,679
     Foods & Beverages.........................           3.8          2,747,000
     Real Estate...............................           3.7          2,683,877
     Computers.................................           3.2          2,272,208
     Chemicals. ...............................           2.7          1,935,581
     Transportation............................           2.6          1,895,541
     Miscellaneous Industries..................           2.6          1,892,024
     Energy Sources............................           2.2          1,620,067
     Oil Related...............................           2.1          1,503,714
     Manufacturing.............................           2.0          1,431,284
     Automobiles...............................           1.8          1,314,971
     Retail....................................           1.7          1,206,275
     Consumer Products.........................           1.6          1,171,298
     Broadcasting & Publishing.................           1.6          1,122,878
     Paper Products............................           1.5          1,082,773
     Utilities -- Electric.....................           1.4          1,016,307
     Business Systems..........................           1.2            858,419
     Insurance.................................           1.2            830,647
     Technology................................           0.9            626,766
     Leisure & Tourism.........................           0.9            622,321
     Miscellaneous Services....................           0.7            539,942
     Metals -- No Ferrous......................           0.6            441,751
     Tobacco...................................           0.6            398,677
     Industries................................           0.5            383,437
     Metals -- Steel...........................           0.5            324,834
     Advertising...............................           0.4            309,532
     Agriculture...............................           0.3            232,807
     Machinery.................................           0.2            149,384
     Tire and Rubber Goods.....................           0.1             48,047
                                                        -----        -----------

TOTAL FOREIGN SECURITIES.......................          98.3%       $70,779,813

TIME DEPOSIT...................................           1.9%         1,400,000
                                                        -----        -----------
TOTAL INVESTMENTS..............................         100.2%       $72,179,813
                                                        =====        ===========

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Global Equity Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
COMMON STOCKS -- 98.0%
             U.S.A. -- 26.5%
     3,300   Alltel Corp. .........................................  $   222,544
     2,500   American General Corp. ...............................      185,000
     3,100   American Home Products Corp. .........................      189,100
     2,600   Amgen, Inc.(1)........................................      159,737
     2,600   Anheuser-Busch Companies, Inc. .......................      190,125
     4,086   Associates First Capital Corp. .......................      181,061
     3,100   Bank of America ......................................      223,200
     2,700   Bell Atlantic Corp. ..................................      155,587
     3,500   Bristol-Myers Squibb Co. .............................      222,469
     4,350   Ceridian Corp.(1).....................................      159,319
     2,200   Chase Manhattan Corp. ................................      182,050
     2,550   Chevron Corp. ........................................      254,362
     2,700   Cigna Corp. ..........................................      235,406
     2,500   Consolidated Natural Gas Co. .........................      148,750
     2,400   Dayton Hudson Corp. ..................................      161,550
       300   Dow Chemical .........................................       39,356
     2,900   Exxon Corp. ..........................................      240,881
     3,400   Fleet Financial Group, Inc. ..........................      146,412
     1,850   Ford Motor ...........................................      118,284
        25   FPL Group, Inc. ......................................        1,409
     2,600   Freddie Mac ..........................................      163,150
     3,300   Gannett Company, Inc. ................................      233,681
     2,225   General Dynamics Corp. ...............................      156,306
     6,500   Healthsouth Corp.(1)..................................       87,344
     1,600   Household International, Inc. ........................       80,500
       600   Ingersoll-Rand .......................................       41,513
     2,700   Intel Corp. ..........................................      165,206
       800   International Business Machines Corp. ................      167,350
     2,700   Kimberly Clark Corp. .................................      165,544
     1,300   Lexmark International Group, Inc. -- Class A(1).......      160,550
     1,600   Lincoln National Corp. ...............................      153,700
     2,300   Maytag Corp. .........................................      157,262
     4,050   McGraw-Hill, Inc. ....................................      223,762

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Global Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
COMMON STOCKS -- (Continued)
             U.S.A. -- (Continued)
     1,600   Mobil Corp. ..........................................  $   167,600
     1,100   Morgan, (J.P.) & Co., Inc. ...........................      148,225
     1,900   Morgan Stanley Dean Witter Discover & Co. ............      188,456
     8,812   Office Depot, Inc.(1).................................      193,864
     1,600   Procter & Gamble Co. .................................      150,100
       650   Providian Financial Corp. ............................       83,891
     3,725   Southwest Airlines Co. ...............................      121,295
     2,200   Sprint Corp. .........................................      225,638
     7,175   TJX Companies, Inc. ..................................      239,017
     3,100   Tyco International, Ltd. .............................      251,875
     1,600   United Technologies Corp. ............................      231,800
     4,000   Waste Management, Inc. ...............................      226,000
     3,000   Xerox Corp. ..........................................      176,250
                                                                     -----------
                                                                       7,776,481
                                                                     -----------
             Japan -- 14.5%
     3,500   Acom Co., Ltd. .......................................      262,438
     7,800   Aoyama Trading Co., Ltd. .............................      216,955
    11,000   Canon, Inc. ..........................................      269,099
    27,000   Chugai Pharmaceutical Co. ............................      321,210
    17,000   Dai Nippon Printing Co., Ltd. ........................      269,467
     6,000   Eisai Co., Ltd. ......................................      112,348
    25,000   Fuji Heavy Industry ..................................      167,558
     6,000   Fuji Photo Film, Ltd. ................................      226,707
    27,000   Hitachi, Ltd. ........................................      197,250
     5,000   Honda Motor Co. ......................................      220,339
    13,000   Kao Corp. ............................................      330,006
     2,000   Nintendo Corp., Ltd. .................................      186,493
     2,000   Rohm Co. .............................................      241,284
     3,000   Sony Corp. ...........................................      280,241
     5,000   Takefuji Corp. .......................................      414,707
    40,000   Toshiba Corp. ........................................      268,093
    24,000   Wacoal Corp. .........................................      259,380
                                                                     -----------
                                                                       4,243,575
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Global Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
COMMON STOCKS -- (Continued)
             United Kingdom -- 13.4%
    29,000   Allied Domecq PLC ....................................  $   227,628
    15,000   Allied Zurich PLC(1)..................................      205,771
    26,000   Associated British Foods PLC .........................      189,428
    11,500   BOC Group PLC ........................................      182,199
    15,000   British American Tobacco .............................      125,829
    80,000   British Steel PLC ....................................      189,670
    29,000   Cadbury Schweppes PLC ................................      389,419
    50,000   Caradon PLC ..........................................      128,003
    33,000   Gallaher Group PLC ...................................      189,287
    13,000   Hyder Ord Gbp 1.20 ...................................      161,171
    20,000   Johnson Matthey PLC ..................................      187,738
    70,000   Mirror Group Newspapers PLC ..........................      255,845
    18,000   Rio Tinto PLC ........................................      315,612
    45,000   Scottish Power PLC ...................................      369,156
    65,918   Siebe PLC. ...........................................      339,100
    26,000   Tate & Lyle PLC ......................................      178,858
    68,000   Tomkins PLC ..........................................      287,403
                                                                     -----------
                                                                       3,922,117
                                                                     -----------
             France -- 9.3%
     1,700   Alcatel Alsthom ......................................      208,988
     1,600   Compagnie de Saint-Gobain ............................      275,068
     1,600   Groupe Danone ........................................      428,260
     3,700   Lafarge-Coppee .......................................      360,128
     5,500   Lagardere Groupe .....................................      218,087
     4,500   Pernod-Ricard ........................................      303,977
     6,000   SCOR SA ..............................................      299,613
     2,500   Societe Nationale ELF ................................      388,798
     3,000   Valeo SA .............................................      253,909
                                                                     -----------
                                                                       2,736,828
                                                                     -----------
             Spain -- 6.5%
    12,000   Dragados & Construcciones SA .........................      401,176
    10,784   Endesa SA ............................................      240,045
    28,000   Iberdrola SA .........................................      392,501

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Global Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
COMMON STOCKS -- (Continued)
             Spain -- (Continued)
    21,000   Repsol SA ............................................  $   342,142
    11,220   Telefonica de Espana .................................      526,445
    11,220   Telefonica de Espana Rights(1)........................       10,446
                                                                     -----------
                                                                       1,912,755
                                                                     -----------
             Germany -- 5.9%
     6,000   Bayer AG .............................................      253,909
    12,500   Continental AG .......................................      312,758
     3,000   Daimler-Chrysler AG ..................................      293,741
     6,700   Hoechst AG ...........................................      306,923
     4,100   Siemens AG ...........................................      302,332
     5,000   Veba AG ..............................................      273,746
                                                                     -----------
                                                                       1,743,409
                                                                     -----------
             Australia -- 4.5%
    20,000   Commonwealth Bank of Australia .......................      364,715
   126,000   Foster's Brewing Group ...............................      368,100
    24,000   Lend Lease Corp., Ltd. ...............................      324,056
    35,000   Westpac Banking Corp., Ltd. ..........................      267,594
                                                                     -----------
                                                                       1,324,465
                                                                     -----------
             Italy -- 3.9%
   220,000   Bennetton Group S.p.A. ...............................      395,675
    48,000   Eni S.p.A ............................................      316,371
    41,300   Telecom Italia S.p.A. ................................      439,994
                                                                     -----------
                                                                       1,152,040
                                                                     -----------
             Sweden -- 3.7%
     7,063   Astrazeneca PLC ......................................      276,280
    20,000   Electrolux AB -- Series B ............................      406,621
     9,000   SKF AB -- Series B ...................................      155,158
     9,000   Volvo AB -- Series B .................................      238,087
                                                                     -----------
                                                                       1,076,146
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Global Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------
COMMON STOCKS -- (Continued)
             Netherlands -- 2.2%
    16,000   Algemene Bank Nederland ..............................  $   381,710
     8,000   Hagemeyer NV .........................................      270,836
                                                                     -----------
                                                                         652,546
                                                                     -----------
             Norway -- 1.8%
    85,000   Christiania Bank OG Kreditkasse ......................      327,499
     4,500   Norsk Hydro ASA ......................................      201,990
                                                                     -----------
                                                                         529,489
                                                                     -----------
             Belgium -- 1.0%
       900   Electrabel SA ........................................      297,169
                                                                     -----------
             Austria -- 1.0%
     4,500   Bank Austria .........................................      279,506
                                                                     -----------
             Finland -- 0.9%
     3,600   Nokia Ab -- A Shares .................................      277,840
                                                                     -----------
             Denmark -- 0.9%
     3,850   Uni-Danmark ..........................................      264,945
                                                                     -----------
             Canada -- 0.8%
     4,000   Magna International, Inc. -- Class A .................      239,000
                                                                     -----------
             Singapore -- 0.6%
    19,000   Singapore Airlines, Ltd. .............................      175,022
                                                                     -----------
             New Zealand -- 0.5%
    29,000   Telecom Corp., New Zealand ...........................      150,915
                                                                     -----------
             TOTAL COMMON STOCKS
               (Cost $24,657,319) .................................   28,754,248
                                                                     -----------
   Face
  Amount
----------
REPURCHASE AGREEMENT -- 1.3%
$  389,000   Agreement with Goldman Sachs & Co., 4.65%, dated
               04/30/99, to be repurchased at $389,151 on 05/03/99,
               collateralized by $402,822 U.S. Treasury Bonds,
               12.375% due 05/15/04 (Cost $389,000) ...............      389,000
                                                                     -----------

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Global Equity Portfolio
                     STATEMENT OF NET ASSETS -- (Concluded)
                          April 30, 1999 -- (Unaudited)

  Shares                                                                Value
----------                                                           -----------

TOTAL INVESTMENTS (Cost $25,046,319)(2)................     99.4%    $29,143,248

OTHER ASSETS IN EXCESS OF LIABILITIES..................      0.6%        183,286
                                                           -----     -----------
NET ASSETS.............................................    100.0%    $29,326,534
                                                           =====     ===========

NET ASSET VALUE ($29,326,534 divided by 2,517,766
      shares outstanding).......................................     $     11.65
                                                                     ===========

----------
(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                             Global Equity Portfolio
                             SECTOR DIVERSIFICATION
    On April 30, 1999, sector diversification of the Portfolio was as follows
                                  (Unaudited):

                                                        % of
                                                      Net Assets        Value
                                                      ----------     -----------
INDUSTRIES:
     Consumer Durables/Non-Durables............          10.7%       $ 3,109,474
     Financial Services........................           8.4          2,457,966
     Banking...................................           8.0          2,356,443
     Food & Beverage...........................           7.1          2,085,668
     Automotive................................           4.8          1,412,633
     Consumer Services.........................           4.2          1,244,051
     Utilities.................................           4.1          1,197,982
     Health Care & Pharmaceuticals.............           4.0          1,179,386
     Housing & Home Furnishings................           4.0          1,174,635
     Engineering & Construction................           3.7          1,085,360
     Oil & Gas.................................           3.7          1,078,735
     Telecommunications........................           3.6          1,043,760
     Chemicals.................................           3.4          1,009,093
     Apparel & Textiles........................           3.0            872,010
     Miscellaneous Industries..................           2.9            859,987
     Industrial................................           2.8            814,771
     Energy....................................           2.7            780,170
     Printing & Publishing.....................           2.5            743,399
     Electronics...............................           2.4            697,116
     Technology................................           2.3            660,081
     Manufacturing.............................           2.0            583,283
     Electrical................................           1.8            542,377
     Aerospace & Defense.......................           1.3            388,107
     Insurance.................................           1.0            299,613
     Transportation............................           1.0            296,317
     Basic Industry............................           0.9            275,069
     Retail....................................           0.8            239,017
     Waste Management..........................           0.8            226,000
     Computers.................................           0.1             41,745
                                                        -----        -----------
TOTAL COMMON STOCK.............................          98.0%       $28,754,248
REPURCHASE AGREEMENT...........................           1.3%           389,000
                                                        -----        -----------
TOTAL INVESTMENTS..............................          99.4%       $29,143,248
                                                        =====        ===========

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                          Notes to Financial Statements

1. Significant Accounting Policies

     The Glenmede Fund, Inc. (the "Fund") consists of ten portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Tax Managed Equity Portfolio (formerly the Equity Portfolio), the Small Capitalization Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Emerging Markets Portfolio and the Global Equity Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Effective January 1, 1998 the Small Capitalization Equity Portfolio consists of two classes of shares, the Advisor Shares and Institutional Shares.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

     Portfolio valuation: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

     Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

     Bonds and other fixed-income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

     The value of other assets and securities for which no market quotations are readily available (including restricted securities) is determined in good faith at fair value by the Board of Directors.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

     In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. On April 30, 1999, 3% of the net assets of the Emerging Markets Portfolio, totalling $1,954,334, were considered illiquid by Pictet International Management Limited, the Portfolio's Subadvisor. On February 9, 1999, the Malaysian government implemented an exit tax system whereby funds brought into Malaysia prior to February 15, 1999 may be subject to an exit tax depending on the holding period of such funds. Accordingly, management has fair valued its Malaysian Securities and cash positions based upon the period such assets were held and the applicable rate of tax that applies. At April 30, 1999, the total value of fair valued securities was $2,838,725 representing 4% of total investments.

     Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to 101% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

     Forward foreign exchange contracts: The International, Institutional International, Emerging Markets and Global Equity Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at 4/30/99.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

     Foreign currency: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     Reverse Repurchase Agreements: The Government Cash Portfolio, the Core Fixed Income Portfolio and the Emerging Markets Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. If entering into reverse repurchase agreements, the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Core Fixed Income Portfolio, the Government Cash Portfolio and the Emerging Markets Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than one-third of the value of its total assets to be subject to such agreements.

     The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 1999 was approximately $28,341,034 at a weighted average interest rate of approximately 3.97%. The maximum amount of reverse repurchase agreements outstanding at a month-end during the six months ended April 30, 1999 was $41,308,625 as of December 31, 1998, which was 13.5% of total assets. The amount of reverse repurchase agreements outstanding on April 30, 1999 was $19,242,290, which was 6.0% of total assets.

     Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

     Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

     TBA Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

     Option Transactions: A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

     Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments. When issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

     Dividends and distributions to shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and are paid monthly. Dividends from net investment income, if any, of the Tax Managed Equity, Small Capitalization Equity, Large Cap Value, International, Institutional International, Emerging Markets, and Global Equity Portfolios are declared and paid quarterly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

     Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Institutional International Portfolio, the Global Equity Portfolio, and the Small Capitalization Equity Portfolio pay The Glenmede Trust Company (the "Advisor") for their investment advisory services a monthly fee at the annual rate of 0.75%, 0.70% and 0.55%, respectively, of the value of their average daily net assets. From November 1, 1997 through December 31, 1997, the Small-Capitalization Equity portfolio did not pay advisory fees. The Emerging Markets Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.50% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio also pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its daily net assets. The Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, as of January 1, 1995, each Portfolio (except the Institutional International, Global Equity, Emerging Markets, and Small Capitalization Equity Portfolios) pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. In addition, the Institutional Shares of the Small Capitalization Equity Portfolio pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets and the Advisor Shares of the Small Capitalization Equity Portfolio pays the Advisor a shareholder servicing fee at the annual rate of 0.25% of the value of its average daily net assets.

     For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the six months ended April 30, 1999.

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and the Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies").

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

     This fee is computed daily and paid monthly at the following annual rates:
0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each portfolio based on its relative net assets.

     On June 4, 1999, Bankers Trust Corporation merged with Deutsche Bank AG.

     The Fund pays each Board member an annual fee of $8,000 plus $1,250 for each Board meeting attended and each Valuation Committee meeting attended not held in conjunction with a board meeting and out-of-pocket expenses incurred in attending Board meetings.

     Expenses for the six months ended April 30, 1999 include legal fees paid to Drinker Biddle and Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

     For the six months ended April 30, 1999, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

Portfolio                                          Purchases            Sales
---------                                        ------------       ------------
Tax Managed Equity Portfolio................     $ 28,946,483       $ 50,930,966
Small Capitalization Equity Portfolio.......      118,075,597        150,558,116
Large Cap Value Portfolio...................       42,987,894         46,064,712
International Portfolio.....................      212,075,826        179,922,767
Institutional International Portfolio.......       40,051,622         14,076,998
Emerging Markets Portfolio..................       44,425,514         46,121,216
Global Equity Portfolio.....................        7,951,833          7,176,805

     For the six months ended April 30, 1999, cost of purchases and proceeds from sales of long-term U.S. Government securities were:

Portfolio                                          Purchases            Sales
---------                                        ------------       ------------
Core Fixed Income Portfolio.................     $ 73,867,867       $ 83,987,863

     On April 30, 1999 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio                                        Appreciation       Depreciation
---------                                        ------------       ------------
Core Fixed Income Portfolio.................     $  2,490,083       $  2,128,672
Tax Managed Equity Portfolio................       54,972,629          1,165,731
Small Capitalization Equity Portfolio.......       42,958,627         28,119,825
Large Cap Value Portfolio...................       15,871,529            402,107
International Portfolio.....................      349,845,904         25,121,765
Institutional International Portfolio.......       30,816,544          2,176,961
Emerging Markets Portfolio..................       14,578,928          6,303,366
Global Equity Portfolio.....................        4,713,025            616,096

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)

     For the six months ended April 30, 1999, the payables for securities purchased were:

Portfolio
---------
Core Fixed Income Portfolio........................................ $ 47,762,436
Small Capitalization Equity Portfolio..............................    3,291,665
Large Cap Value Portfolio..........................................    1,385,609
International Portfolio............................................    3,170,353
Institutional International Portfolio..............................      336,850
Emerging Markets Portfolio.........................................    2,841,756
GlobalEquity Portfolio.............................................      366,741

4. Common Stock

     The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares as reinvestments of dividends and redeemed shares only at a constant net value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:


                                     Six Months Ended                   Period Ended
                                         4/30/99                          10/31/98
                             -------------------------------   -------------------------------
                                 Shares           Amount           Shares           Amount
                             --------------   --------------   --------------   --------------
Government Cash Portfolio:
  Sold.....................   2,341,860,523   $2,341,860,523    4,934,846,426   $4,934,846,426
  Issued as reinvestment
    of dividends...........           7,056            7,056           10,445           10,445
  Redeemed.................  (2,173,891,864)  (2,173,891,864)  (4,955,729,324)  (4,955,729,324)
                             --------------   --------------       ----------   --------------
  Net increase/(decrease)       167,975,715   $  167,975,715      (20,872,453)  $  (20,872,453)
                             ==============   ==============  ===============   ==============
Tax-Exempt Cash Portfolio:
  Sold.....................     888,587,313   $  888,587,313    1,181,491,843   $1,181,491,843
  Issued as reinvestment
    of dividends...........           2,112            2,112            4,882            4,882
  Redeemed.................    (928,890,965)    (928,890,965)  (1,086,514,871)  (1,086,514,871)
                             --------------   --------------   --------------   --------------
  Net increase/(decrease)       (40,301,540)  $  (40,301,540)      94,981,854   $   94,981,854
                             ==============   ==============   ==============   ==============

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


                                                    Six Months Ended                   Period Ended
                                                        4/30/99                          10/31/98
                                              ---------------------------      ----------------------------
                                                Shares          Amount            Shares          Amount
                                              ----------     ------------      -----------     ------------
Core Fixed Income Portfolio:
    Sold .................................     5,118,277     $ 54,560,475       12,129,104     $127,826,843
    Issued as reinvestment of dividends...        11,113          117,732           15,980          168,612
    Redeemed .............................    (3,668,191)     (38,966,048)     (13,454,160)    (141,755,565)
                                              ----------     ------------      -----------     ------------
    Net increase/(decrease) ..............     1,461,199     $ 15,712,159       (1,309,076)    $(13,760,110)
                                              ==========     ============      ===========     ============
Tax Managed Equity Portfolio:
    Sold..................................       146,587     $  3,328,623        1,338,491     $ 28,323,587
    Issued as reinvestment of dividends...           158            3,631          162,302        3,256,261
    Redeemed..............................    (1,073,027)     (24,567,379)      (1,111,608)     (23,348,073)
                                              ----------     ------------      -----------     ------------
    Net increase/(decrease)...............      (926,282)    $(21,235,125)         389,185     $  8,231,775
                                              ==========     ============      ===========     ============
Small Capitalization Equity
   Portfolio (Advisor Shares)
    Sold..................................     1,470,996     $ 22,481,819        3,276,263     $ 63,183,585
    Issued as reinvestment of dividends...         5,368           78,426          168,225        2,539,862
    Redeemed..............................    (3,804,930)    ($56,768,673)      (6,111,628     (110,998,305)
                                              ----------     ------------      -----------     ------------
    Net decrease..........................    (2,328,566)    $(34,208,428)      (2,667,140)    $(45,274,858)
                                              ==========     ============      ===========     ============
Small Capitalization Equity
   Portfolio (Institutional Shares):
    Sold..................................       181,067     $  2,741,937        2,525,066     $ 46,591,954
    Issued as reinvestment of dividends...        16,090          236,219           32,287          539,447
    Redeemed..............................      (399,742)      (6,059,045)        (483,254)      (8,748,975)
                                              ----------     ------------      -----------     ------------
    Net increase/(decrease)...............      (202,585)    $ (3,080,889)       2,074,099     $ 38,382,426
                                              ==========     ============      ===========     ============

Large Cap Value Portfolio:
    Sold..................................       315,465     $  4,267,029        1,024,056     $ 14,327,914
    Issued as reinvestment of dividends...        44,980          578,575          803,373        9,313,621
    Redeemed..............................      (506,829)      (6,785,205)      (1,522,969)     (20,983,243)
                                              ----------     ------------      -----------     ------------
    Net increase/(decrease)...............      (146,384)    $ (1,939,601)         304,460     $  2,658,292
                                              ==========     ============      ===========     ============

International Portfolio:
    Sold..................................     5,789,713     $ 97,528,498        7,458,914     $116,341,225
    Issued as reinvestment of dividends...        94,928        1,597,135          386,308        5,935,778
    Redeemed..............................    (4,129,414)     (71,771,808)      (4,917,999)     (75,953,594)
                                              ----------     ------------      -----------     ------------
    Net increase..........................     1,755,227     $ 27,353,825        2,927,223     $ 46,323,409
                                              ==========     ============      ===========     ============

                             -----------------------
                             THE GLENMEDE FUND, INC.
                             -----------------------
                  Notes to Financial Statements -- (Continued)


                                                    Six Months Ended                    Year Ended
                                                        4/30/99                          10/31/98
                                              ---------------------------      ----------------------------
                                                Shares          Amount            Shares          Amount
                                              ----------     ------------      -----------     ------------
Institutional International Portfolio:
    Sold..................................     2,571,930     $ 43,011,708        1,955,404     $ 31,584,734
    Issued as reinvestment of dividends...        23,477          392,616           97,949        1,486,097
    Redeemed..............................    (1,003,126)     (17,107,604)      (1,179,331)     (18,459,784)
                                              ----------     ------------      -----------     ------------
    Net increase..........................     1,592,281     $ 26,296,720          874,022     $ 14,611,047
                                              ==========     ============      ===========     ============
Emerging Markets Portfolio:
    Sold..................................       100,674     $    622,169        1,481,370     $ 11,768,648
    Issued as reinvestment of dividends...            --               --               --               --
    Redeemed..............................      (236,658)      (1,460,987)      (2,474,198)     (18,608,565)
                                              ----------     ------------      -----------     ------------
    Net decrease..........................      (135,984)    $   (838,818)        (992,828)    $ (6,839,917)
                                              ==========     ============      ===========     ============
Global Equity Portfolio:
    Sold..................................            --     $         --        2,500,000     $ 25,000,000
    Issued as reinvestment of dividends...            --               --           17,766          175,000
    Redeemed..............................            --               --               --               --
                                              ----------     ------------      -----------     ------------
    Net increase..........................            --     $         --        2,517,766     $ 25,175,000
                                              ==========     ============      ===========     ============

                            ------------------------
                             THE GLENMEDE FUND, INC.
                            ------------------------
                  Notes to Financial Statements -- (Continued)

5. Lending of Portfolio Securities

     The Government Cash, Tax-Exempt Cash, Core Fixed Income, Tax Managed Equity, Large Cap Value, Small Capitalization Equity, International, Institutional International, Global Equity and Emerging Markets Portfolios have the ability to lend their securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained in an amount at least equal to the current market value of the loaned securities.

     The Portfolios generated additional income by lending their securities to approved brokers. On April 30, 1999, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                         Six Months Ended 4/30/99
                                 -----------------------------------------------
                                                                       % of Net
                                  Market Value of     Market Value      Assets
          Portfolio              Loaned Securities    of Collateral     on Loan
          ---------              -----------------    -------------    ---------
Core Fixed Income Portfolio.....   $  19,140,851       $ 19,992,406    14.25%(1)
Institutional International
   Portfolio....................      23,890,164         25,290,764    17.17%
International Portfolio.........     309,376,572        329,382,337    23.40%
Small Capitalization Equity
  Portfolio.....................      14,143,483         15,463,850     4.72%
Large Cap Value Portfolio.......       8,830,278          8,959,600    10.95%
Tax Managed Equity Portfolio....       5,911,963          6,094,100     3.82%
Emerging Markets Portfolio......         942,645          1,018,010     1.31%
Global Equity Portfolio.........       1,819,171          2,036,293     6.20%

----------
(1) The Core Fixed Income Portfolio includes reverse repurchase agreements valued at $19,242,290 at April 30, 1999.

6. Capital Loss Carryforward

     On April 30, 1999, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:


                                 Expiring    Expiring     Expiring     Expiring    Expiring    Expiring     Expiring
Portfolio                        in 1999     in 2001      in 2002      in 2003     in 2004     in 2005      in 2006
---------------                  --------    --------    ----------    --------    --------    --------    -----------
Government Cash Portfolio ...          --     $   127    $    1,000     $26,819        --       $7,815              --
Tax-Exempt Cash Portfolio ...     $18,922      19,079         8,905      27,815       $13           --     $     7,168
Core Fixed Income Portfolio..          --          --     7,273,798          --        --           --              --
International Portfolio......          --          --            --          --        --           --      21,514,083
Institutional International
 Portfolio...................          --          --            --          --        --           --       1,919,500
Emerging Markets Portfolio...          --          --            --          --        --           --      32,230,980
Global Equity Portfolio......          --          --            --          --        --           --         403,871

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  Notes to Financial Statements -- (Continued)

7. Foreign Securities

     The International, Tax Managed Equity, Small Capitalization Equity, Institutional International, Global Equity and Emerging Markets Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

8. Net Assets

     On April 30, 1999, net assets consisted of:


                                           Government      Tax-Exempt       Core Fixed
                                              Cash             Cash           Income
                                            Portfolio        Portfolio       Portfolio
                                         -------------    -------------    -------------
Par Value  ............................. $     598,105    $     335,705    $      25,659
Paid in Capital in excess of par value..   597,507,054      335,369,080      272,336,593
Undistributed net investment income ....        71,402                         1,363,197
Accumulated net realized loss on
   investments sold, and foreign
   currency transactions ...............       (35,761)         (81,902)      (4,979,086)
Net unrealized appreciation
   of investments and foreign
   currency transactions ...............          --               --            361,411
                                         -------------    -------------    -------------
   Total Net Assets .................... $ 598,140,800    $ 335,622,883    $ 269,107,774
                                         =============    =============    =============

                                          Tax                 Small           Large
                                         Managed         Capitalization        Cap
                                         Equity              Equity           Value
                                        Portfolio           Portfolio       Portfolio
                                       -------------      -------------    -------------
Par Value ............................. $      6,450      $      19,679    $       5,513
Paid in Capital in excess of par ......
   value ..............................   85,420,664        297,610,510       60,678,853
Undistributed net investment income          128,776             15,182           54,480
Accumulated net realized gain/(loss)
   on investments sold, and foreign
   currency transactions ..............   15,503,992        (12,818,779)       4,388,153
Net unrealized appreciation
   of investments and foreign
   currency transactions  .............   53,900,086         14,838,802       15,469,422
                                        ------------      -------------    -------------
    Total Net Assets .................. $154,959,968      $ 299,665,394    $  80,596,421
                                        ============      =============    =============

                            -----------------------
                            THE GLENMEDE FUND, INC.
                            -----------------------
                  Notes to Financial Statements -- (Concluded)

                                                    Institutional        Emerging           Global
                                 International      International         Markets           Equity
                                   Portfolio          Portfolio          Portfolio         Portfolio
                                ---------------    ---------------    ---------------    ---------------
Par Value ..................... $        74,226    $         7,950    $         9,369    $         2,518
Paid in Capital in excess of
   par value ..................     991,590,270        111,262,323         97,765,263         25,172,482
Net investment loss ...........     (18,237,816)        (1,483,716)          (147,435)          (150,438)
Accumulated net realized
   loss on investments
   sold, and foreign
   currency transactions ......      24,091,280          1,214,827        (33,892,317)           204,123
Net unrealized appreciation
   of investments and foreign
   currency transactions ......     324,752,343         28,642,234          8,273,534          4,097,849
                                ---------------    ---------------    ---------------    ---------------
    Total Net Assets  ......... $ 1,322,270,303    $   139,643,618    $    72,008,414    $    29,326,534
                                ===============    ===============    ===============    ===============

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                            STATEMENTS OF OPERATIONS
             For the six months ended April 30, 1999 -- (Unaudited)

                                                              Muni       New Jersey
                                                          Intermediate     Muni
                                                            Portfolio    Portfolio
                                                            ---------    ---------
Investment Income:
    Interest .............................................  $ 462,655    $ 415,684
                                                            ---------    ---------
       Total investment income ...........................    462,655      415,684
                                                            ---------    ---------
Expenses:
    Administration fee  ..................................      3,386        3,293
    Shareholder servicing fee ............................      2,991        4,585
    Custodian fee  .......................................        400          453
    Legal and audit fees .................................      3,569        5,186
    Directors' fees and expenses  ........................      1,230        1,123
    Pricing fees .........................................      1,944        4,358
    Registration and filing fees .........................      1,486          821
    Other expenses .......................................        506        2,346
                                                            ---------    ---------
Total expenses ...........................................     15,512       22,165
                                                            ---------    ---------
Net investment income ....................................    447,143      393,519
                                                            ---------    ---------
Realized and unrealized gain/(loss) on investments:
    Net realized gain on investments  ....................     65,480        8,153
    Net change in unrealized appreciation/depreciation
      on investments  ....................................   (214,346)    (125,438)
                                                            ---------    ---------
Net realized and unrealized (loss)
   on investments ........................................   (148,866)    (117,285)
                                                            ---------    ---------
Net increase in net assets
   resulting from operations .............................  $ 298,277    $ 276,234
                                                            =========    =========

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
             For the six months ended April 30, 1999 -- (Unaudited)

                                                               Muni        New Jersey
                                                           Intermediate       Muni
                                                             Portfolio      Portfolio
                                                           ------------    ------------
Net investment income .................................... $    447,143    $    393,519
Net realized gain on investments .........................       65,480           8,153
Net change in unrealized appreciation/depreciation
   on investments ........................................     (214,346)       (125,438)
                                                           ------------    ------------
Net increase in net assets resulting from operations .....      298,277         276,234
Distributions to shareholders:
    From net investment income ...........................     (454,488)       (386,506)
Net increase/(decrease) in net assets from capital share
   transactions ..........................................   (1,601,236)      1,149,974
                                                           ------------    ------------
Net increase/(decrease) in net assets ....................   (1,757,447)      1,039,702
NET ASSETS:
Beginning of period ......................................   19,975,009      17,491,516
                                                           ------------    ------------
End of period ............................................ $ 18,217,562    $ 18,531,218
                                                           ============    ============

--------------------------------------------------------------------------------
                       For the year ended October 31, 1998

                                                               Muni        New Jersey
                                                           Intermediate        Muni
                                                             Portfolio       Portfolio
                                                           ------------    ------------
Net investment income ...................................  $    930,557    $    610,543
Net realized gain/(loss) on investments  ................        32,683          (1,722)
Net change in unrealized appreciation/depreciation
   on investments  ......................................       264,218         318,091
                                                           ------------    ------------
Net increase in net assets resulting from operations ....     1,227,458         926,912
Distributions to shareholders:
    From net investment income ..........................      (929,525)       (594,107)
Net increase in net assets from capital share
   transactions .........................................       457,887       5,042,027
                                                           ------------    ------------
Net increase in net assets ..............................       755,820       5,374,832
NET ASSETS:
Beginning of year .......................................    19,219,189      12,116,684
                                                           ------------    ------------
End of year .............................................  $ 19,975,009    $ 17,491,516
                                                           ============    ============

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a Share outstanding throughout each period

                                                                                 Muni Intermediate Portfolio
                                                   Six Months              ------------------------------------------
                                                     ended                           Year Ended October 31,
                                                   April 30,               ------------------------------------------
                                                    1999(3)       1998       1997       1996       1995       1994
                                                   ----------   ---------  ---------  ---------  ---------  ---------
Net asset value, beginning
   of period  ...................................  $   10.56    $   10.40  $   10.26  $   10.32  $    9.74  $   10.59
                                                   ---------    ---------  ---------  ---------  ---------  ---------
Income from investment
   operations:
Net investment income  ..........................       0.26         0.51       0.52       0.53       0.53       0.53
   gain/(loss) on investments ...................      (0.08)        0.16       0.14      (0.06)      0.58      (0.85)
                                                   ---------    ---------  ---------  ---------  ---------  ---------
Total from investment
   operations  ..................................       0.18         0.67       0.66       0.47       1.11      (0.32)
                                                   ---------    ---------  ---------  ---------  ---------  ---------
Distributions to shareholders
   from net investment income ...................      (0.26)       (0.51)     (0.52)     (0.53)     (0.53)     (0.53)
                                                   ---------    ---------  ---------  ---------  ---------  ---------
Net asset value, end
   of period  ...................................  $   10.48    $   10.56  $   10.40  $   10.26  $   10.32  $    9.75
                                                   =========    =========  =========  =========  =========  =========
Total Return(1) .................................       1.72%        6.63%      6.69%      4.67%     11.76%     (3.13)%
                                                   =========    =========  =========  =========  =========  =========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's)....................................    $18,218    $  19,975  $  19,219  $  18,471  $  18,096   $ 22,097
Ratio of operating expenses to
   average net assets............................       0.17%(2)     0.30%      0.34%      0.32%      0.28%      0.25%
Ratio of net investment income to
   average net assets............................       4.84%(2)     4.88%      5.09%      5.16%      5.23%      4.78%
Portfolio turnover rate..........................          2%          11%        21%        44%        28%        11%


-------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                              FINANCIAL HIGHLIGHTS
                 For a Share outstanding throughout each period

                                                                     New Jersey Muni Portfolio
                                           Six Months  -----------------------------------------------------
                                              ended                    Year Ended October 31,
                                            April 30,  -----------------------------------------------------
                                              1999(3)     1998       1997       1996       1995       1994
                                            ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning
   of period ..........................     $   10.43  $   10.20  $    9.97  $   10.00  $    9.22  $   10.00
                                            ---------  ---------  ---------  ---------  ---------  ---------
Income from investment
   operations:
Net investment income .................          0.22       0.44       0.44       0.44       0.41       0.32
Net realized and unrealized
   gain/(loss) on investments .........         (0.07)      0.23       0.23      (0.03)      0.78      (0.82)
                                            ---------  ---------  ---------  ---------  ---------  ---------
Total from investment
   operations .........................          0.15       0.67       0.67       0.41       1.19      (0.50)
                                            ---------  ---------  ---------  ---------  ---------  ---------
Distributions to shareholders
   from net investment income .........         (0.22)     (0.44)     (0.44)     (0.44)     (0.41)     (0.28)
                                            ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end
   of period ..........................     $   10.36  $   10.43  $   10.20  $    9.97  $   10.00  $    9.22
                                            =========  =========  =========  =========  =========  =========
Total Return(1) .......................          1.40%      6.71%      6.90%      4.24%     13.25%     (5.13%)
                                            =========  =========  =========  =========  =========  =========

Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's)..........................      $ 18,531   $ 17,492   $ 12,117    $ 7,545    $ 5,932   $  4,564
Ratio of operating expenses to
   average net assets..................          0.24%(2)   0.30%      0.31%      0.24%      0.53%      0.60%
Ratio of net investment income
   to average net assets...............          4.29%(2)   4.33%      4.42%      4.56%      4.30%      3.60%
Portfolio turnover rate................             4%         7%        19%        33%        12%        65%

---------------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                           Muni Intermediate Portfolio
                             STATEMENT OF NET ASSETS
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- 97.0%
             Pennsylvania -- 97.0%
$  150,000   Abington, PA, School District, Series A, General Obligation
               Unlimited, (FGIC Insured), Prerefunded 11/15/05 @ 100,
               5.250% due 5/15/08 .................................     $  160,428
   200,000   Allegheny County, PA, Hospital Development Authority
               Revenue, University of Pittsburgh, Health Center,
               Series A, (MBIA Insured),
               5.300% due 4/1/08 ..................................        213,002
    50,000   Allegheny County, PA, Redevelopment Authority Revenue,
               (FHA Insured),
               5.200% due 8/1/03 ..................................         51,314
   500,000   Allegheny County, PA, Series C, General Obligation
               Unlimited, (FGIC Insured),
               5.000% due 10/1/05 .................................        525,735
   175,000   Allegheny County, PA, Series C, General Obligation
               Unlimited, (MBIA Insured),
               Prerefunded 09/15/04 @ 100,
               5.875% due 9/15/12 .................................        188,963
   350,000   Ambridge PA, School District, Series A, General
               Obligation, Unlimited, (FGIC Insured),
               4.500% due 11/1/06 .................................        357,150
   120,000   Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Saint Joe Minerals
               Corporation Project,
               6.000% due 5/1/07 ..................................        122,988
   190,000   Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Ohio Edison County
               Mansfield, (FGIC Insured),
               7.100% due 6/1/18 ..................................        200,503
   500,000   Beaver Falls, PA, Municipal Authority Water and
               Hydroelectric Revenue, (FGIC Insured),
               5.700% due 12/1/08 .................................        531,845
   100,000   Bethel Park, PA, School District, General Obligation
               Unlimited, (FGIC Insured),
               5.400% due 8/1/00 ..................................        100,488

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                           Muni Intermediate Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
             Pennsylvania -- (Continued)
$  100,000   Bucks County, PA, Community College Authority College
               Building Revenue, Prerefunded
               6/15/02 @ 100,
               6.050% due 6/15/06 .................................     $  106,870
    20,000   Butler County, PA, Airport Authority Revenue,
               7.250% due 11/1/99 .................................         20,379
   100,000   Chambersburg, PA, Area School District, Series B,
               General Obligation, Unlimited, (AMBAC Insured),
               6.625% due 4/1/09 ..................................        101,328
   325,000   Chester County, PA, General Obligation Unlimited,
               5.400% due 12/15/06 ................................        341,474
   125,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 06/01/2001 @ 100, (AMBAC Insured),
               5.000% due 6/1/26 ..................................        128,027
   130,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 06/01/2006 @ 100,
               6.800% due 6/1/26 ..................................        139,192
   100,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 06/01/2011 @ 100,
               6.850% due 6/1/26 ..................................        107,304
   390,000   Dauphin County, PA, General Authority Revenue,
               Mandatory Put 09/01/2001 @ 100, (AMBAC Insured),
               4.450% due 9/1/32 ..................................        396,911
   200,000   Dauphin County, PA, General Obligation Unlimited,
               (MBIA Insured), Prerefunded 08/01/03 @ 100,
               5.400% due 8/1/06 ..................................        209,388
   125,000   Dauphin County, PA, Series B, General Obligation
               Unlimited, (MBIA Insured),
               5.200% due 3/15/04 .................................        127,814
   600,000   Delaware River Joint Toll Bridge, Refunding,
               (FGIC Insured), 6.150% due 7/1/04 ..................        640,212
             Delaware River Port Authority, PA and NJ Delaware
             River Bridges
             Revenue Escrowed to Maturity --
   235,000     6.000% due 1/15/10..................................        256,079
   185,000     6.500% due 1/15/11..................................        207,455


                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                           Muni Intermediate Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
             Pennsylvania -- (Continued)
$  300,000   Downington, PA, Area School District, General Obligation
               Unlimited,
               5.500% due 2/1/10 ..................................     $  323,472
     5,000   Gettysburg, PA, Municipal Authority College Revenue,
               Gettysburg College Project, Escrowed to Maturity,
               5.950% due 2/15/00 .................................          5,101
    95,000   Gettysburg, PA, Municipal Authority College Revenue,
               Gettysburg College Project, Unrefunded,
               5.950% due 2/15/00 .................................         96,816
   100,000   Gettysburg, PA, Municipal Authority County, Guaranteed
               Hospital Revenue, Gettysburg
               Hospital Project, (MBIA County Guaranteed),
               6.200% due 7/1/12 ..................................        106,267
    40,000   Lancaster, PA, Area Sewer Authority, Escrowed to
               Maturity,
               6.000% due 4/1/12 ..................................         43,648
   170,000   Lancaster, PA, Higher Education Authority College
               Revenue, Franklin & Marshall,
               College Project, (MBIA Insured),
               6.550% due 4/15/07 .................................        182,813
   100,000   Lewistown, PA, Municipal Water Authority,
               (MBIA Insured),
               4.500% due 1/1/05 ..................................        101,394
   125,000   Lycoming County, PA, College Revenue, PA College of
               Technology, (AMBAC Insured),
               5.200% due 11/1/04 .................................        130,591
   100,000   Montgomery County, PA, Higher Education & Health
               Authority Hospital Revenue, Abington
               Memorial Hospital, Series A, (AMBAC Insured),
               5.800% due 6/1/04 ..................................        107,682
   110,000   Montgomery County, PA, Industrial Development
               Authority Revenue,
               7.500% due 1/1/12 ..................................        115,885
   195,000   Montgomery County, PA, Private School Revenue,
               Friends' Central School Project,
               4.000% due 3/1/04 ..................................        193,469

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                           Muni Intermediate Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
             Pennsylvania -- (Continued)
$  100,000   New Kensington, PA, General Obligation Unlimited,
               (FGIC Insured),
               5.625% due 10/1/04 .................................     $  100,895
   200,000   North East, PA, School District, Refunding,
               (AMBAC Insured),
               6.000% due 9/15/10 .................................        212,630
   150,000   North Pocono, PA, School District, General Obligation
               Unlimited, (FGIC Insured),
               5.250% due 7/15/06 .................................        153,342
   425,000   Northampton County, PA, Higher Education Authority
               Revenue -- Lehigh University,
               5.250% due 11/15/09 ................................        454,091
   410,000   Northampton County, PA, Industrial Development
               Authority, Revenue, Optional Put 8/1/2007 @ 100,
               4.750% due 8/1/15 ..................................        413,034
   100,000   Penn Trafford, PA, School District, General Obligation
               Unlimited, Prerefunded 4/1/2000 @ 100, (MBIA Insured),
               6.500% due 4/1/06 ..................................        102,908
   200,000   Pennridge, PA, School District, Series A, General
               Obligation Unlimited, (AMBAC Insured),
               6.250% due 2/15/04 .................................        212,386
             Pennsylvania Housing Finance Agency, Refunding, Rental
               Housing
   350,000     5.250% due 7/1/04...................................        362,128
   500,000     5.450% due 7/1/06...................................        520,880
   330,000   Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series 38,
               5.500% due 4/1/05 ..................................        342,801
             Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series S, (FHA Insured)
   100,000     7.150% due 10/1/01..................................        102,637
   125,000     7.600% due 4/1/16...................................        128,725
   300,000   Pennsylvania Intergovernmental Coop Authority, Special
               Tax Revenue, City of Philadelphia Funding Program,
               Escrowed to Maturity, (FGIC Insured),
               6.000% due 6/15/02 .................................        316,794

                       See Notes to Financial Statements.

                             -----------------------
                             THE GLENMEDE PORTFOLIOS
                             -----------------------
                           Muni Intermediate Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
             Pennsylvania -- (Continued)
$  200,000   Pennsylvania Intergovernmental Coop Authority, Special Tax
               Revenue, City of Philadelphia Funding Program,
               (FGIC Insured),
               5.250% due 6/15/06 .................................     $  211,202
 1,000,000   Pennsylvania State Finance Authority Revenue, Refunding,
               Municipal Capital Improvements Program,
               6.600% due 11/1/09 .................................      1,105,850
   220,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, College
               of Pharmacy, (MBIA Insured),
               5.250% due 11/1/09 .................................        230,221
   205,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, Drexel
               University Project, (MBIA Insured),
               4.550% due 5/1/07 ..................................        208,301
   140,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues, Drexel
               University Project, Prerefunded 8/1/2001 @ 100,
               5.650% due 2/1/09 ..................................        145,932
   250,000   Pennsylvania State Higher Educational Facilities
               Authority College and University Revenues,
               University of Pennsylvania,
               5.600% due 9/1/10 ..................................        267,700
   250,000   Pennsylvania State, First Series, General Obligation
               Unlimited,
               6.375% due 9/15/12 .................................        269,520
   150,000   Pennsylvania State, First Series, General Obligation
               Unlimited, (AMBAC Insured),
               5.000% due 4/15/09 .................................        155,018
   375,000   Pennsylvania State, Third Series, General Obligation
               Unlimited,
               5.000% due 9/1/08 ..................................        389,486
    15,000   Perkiomen Valley School Authority, PA, School Revenue,
               Escrowed to Maturity, (MBIA Insured),
               6.400% due 12/1/02 .................................         15,361
   225,000   Philadelphia, PA, Municipal Authority Revenue,
               Refunding-- Lease-- Series C, (FGIC Insured),
               5.000% due 4/1/07 ..................................        234,396

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                           Muni Intermediate Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
             Pennsylvania -- (Continued)
$  100,000   Philadelphia, PA, Gas Works Revenue, (FSA Insured),
               5.500% due 7/1/04 ..................................     $  106,648
   320,000   Philadelphia, PA, Hospital Revenue, Escrowed to
               Maturity, (FGIC Insured),
               5.875% due 7/1/08 ..................................        321,130
   100,000   Philadelphia, PA, Hospitals and Higher Educational
               Facilities Authority, Hospital
               Revenue, Children's Hospital Philadelphia, Series A,
               5.000% due 2/15/02 .................................        103,158
             Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D
   255,000     5.750% due 10/1/07..................................        270,157
   150,000     6.200% due 4/1/11...................................        160,038
   155,000     6.200% due 10/1/11..................................        165,373
   235,000   Ringgold, PA, School District, Escrowed to Maturity,
               6.200% due 1/15/13 .................................        265,912
   250,000   Sayre, PA, Health Care Facilities Authority Revenue,
               (AMBAC Insured),
               6.100% due 7/1/02 ..................................        266,510
             Seneca Valley, PA, School District, Series B, General
               Obligation Unlimited, (FGIC Insured)
   100,000     5.700% due 7/1/06...................................        105,373
   225,000     5.800% due 7/1/10...................................        237,753
    40,000   Southeastern Pennsylvania Transportation Authority, PA,
               Lease Revenue,
               5.750% due 12/1/04 .................................         40,072
   125,000   Southeastern Pennsylvania Transportation Authority, PA,
               Special Revenue, (FGIC Insured),
               5.050% due 3/1/05 ..................................        131,101
             Southeastern Pennsylvania Transportation Authority, Revenue
   110,000     6.000% due 6/1/00...................................        113,001
   285,000     6.000% due 6/1/01...................................        298,384
   250,000   State Public School Building Authority, PA, School Revenue,
               Hazleton Area School District, (FGIC Insured),
               6.500% due 3/1/08 ..................................        261,893

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                           Muni Intermediate Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
             Pennsylvania -- (Continued)
$   15,000   Swarthmore Borough, PA, College Revenue, Prerefunded
               9/15/2002 @ 102,
               6.100% due 9/15/07 .................................     $   16,417
    85,000   Swarthmore Borough, PA, College Revenue, Unrefunded,
               6.100% due 9/15/07 .................................         92,404
   120,000   Swatara Township Authority, PA, Sewer Revenue, Escrowed
               to Maturity, (MBIA Insured),
               6.150% due 5/1/07 ..................................        135,678
   125,000   Unionville-Chadds Ford, PA, School District, General
               Obligation Unlimited, Prerefunded 6/1/2003 @ 100,
               (State Aid Withholding),
               5.500% due 6/1/08 ..................................        132,920
   125,000   Wallingford-Swarthmore, PA, School District, Series C,
               (FSA State Aid Withholding),
               5.000% due 5/15/09 .................................        129,774
   160,000   Warminster Township, PA, Municipal Authority Sewer
               and Water Revenue, (AMBAC Insured),
               4.125% due 3/1/07 ..................................        158,987
   325,000   Wayne County, PA, Hospital and Health Facilities
               Authority, County Guaranteed, Hospital Revenue,
               Wayne Memorial Hospital Project, (MBIA Insured),
               5.050% due 7/1/03 ..................................        338,601
   200,000   Wilkes Barre, PA, School District, General Obligation
               Unlimited, (FGIC Insured),
               4.750% due 4/1/08 ..................................        205,440
   100,000   Wilkinsburg, PA, Joint Water Authority, Water Revenue,
               Series A, Prerefunded 8/15/2002 @ 100, (AMBAC Insured),
               6.100% due 8/15/04 .................................        107,496
    20,000   William Penn, PA, School District, General Obligation
               Unlimited, Escrowed to Maturity, (State Aid Withholding),
               8.000% due 8/1/00 ..................................         20,657

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                           Muni Intermediate Portfolio
                     STATEMENT OF NET ASSETS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
             Pennsylvania -- (Continued)
$  170,000   York County, PA, Industrial Development Authority,
               Industrial Development Revenue,
               Refunding, Stanley Works Project,
               6.250% due 7/1/02 ..................................    $   181,426
                                                                       -----------
                                                                        17,664,528
                                                                       -----------
             TOTAL MUNICIPAL BONDS
               (Cost $17,094,407) .................................     17,664,528
                                                                       -----------

TOTAL INVESTMENTS (Cost $17,094,407)(1)................        97.0%   $17,664,528

OTHER ASSETS IN EXCESS LIABILITIES  ...................         3.0%       553,034
                                                               ------  -----------
NET ASSETS ............................................       100.0%    18,217,562
                                                              ======   ===========

NET ASSET VALUE ($18,217,562 divided by 1,738,907
   shares outstanding).................................                $     10.48
                                                                       ===========

-------------
(1) Aggregate cost for federal tax purposes.

INSURANCE ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance


                       See Notes to Financial Statements.
                                       100

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                            PORTFOLIO OF INVESTMENTS
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- 98.5%
$  100,000   Asbury Park, NJ, Board of Education, General Obligation
               Unlimited, (MBIA Insured),
               5.550% due 2/1/07 ..................................     $  108,641
   100,000   Beach Haven, NJ, General Obligation Unlimited, (MBIA
               Insured),
               5.700% due 8/15/03 .................................        107,690
    70,000   Belvidere, NJ, General Obligation Unlimited,
               (AMBAC Insured),
               4.500% due 12/1/00 .................................         71,273
   100,000   Bergen County, NJ, Utilites Authority, Water Pollution
               Control Revenue, Series B, (FGIC Insured),
               5.200% due 12/15/00 ................................        102,791
   250,000   Bergen County, NJ General Improvement, General Obligation
               Unlimited,
               4.000% due 11/15/05 ................................        250,855
   500,000   Black Horse Pike, NJ, Regional School District, General
               Obligation Unlimited, (FGIC Insured),
               4.750% due 12/1/04 .................................        520,625
   100,000   Burlington County, NJ General Improvement, General
               Obligation Unlimited,
               5.200% due 9/15/02 .................................        104,843
   100,000   Burlington County, NJ, General Obligation Unlimited,
               5.200% due 10/1/04 .................................        104,997
   500,000   Burlington County, NJ General Improvement, General
               Obligation Unlimited,
               4.850% due 7/15/06 .................................        520,490
    50,000   Burlington County, NJ, General Obligation Unlimited,
               4.850% due 7/15/09 .................................         51,467
   150,000   Cape May County, NJ, General Improvements, General
               Obligation Unlimited, (AMBAC Insured),
               5.350% due 8/1/04 ..................................        160,378
   200,000   Cape May County, NJ, Municipal Utilities Authority,
               Sewer Revenue, Refunding, (AMBAC Insured),
               5.600% due 1/1/05 ..................................        213,984
   100,000   Casino Reinvestment Development Authority, NJ,
               Parking Fee Revenue, Series A, (FSA Insured),
               5.000% due 10/1/04 .................................        105,224

                       See Notes to Financial Statements.
                                       101

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
$  200,000   Delaware River Joint Toll Bridge, Commonwealth of
               Pennsylvania Bridge Revenue, Refunding, (FGIC Insured),
               6.250% due 7/1/12 ..................................     $  213,442
   100,000   Delaware River Joint Toll Bridge, Commonwealth of
               Pennsylvania Bridge Revenue, Refunding, (FGIC Insured),
               6.150% due 7/1/04 ..................................        106,702
             Delaware River Port Authority, PA, NJ, and DE River
               Bridges Revenue,
               Escrowed to Maturity --
   295,000     5.625% due 1/15/09..................................        313,175
   260,000     6.000% due 1/15/10..................................        283,322
    95,000     6.500% due 1/15/11..................................        106,531
   250,000   Evesham Township, NJ, Board of Education, General
               Obligation Unlimited, (FGIC Insured),
               4.600% due 3/1/07 ..................................        256,942
   150,000   Glassboro, NJ, School District, General Obligation
               Unlimited, (FSA Insured),
               4.550% due 2/1/03 ..................................        154,564
   100,000   Gloucester County, NJ, Improvement Authority Revenue,
               County Library Lease Project,
               5.200% due 12/15/05 ................................        105,743
   250,000   Hamilton Township, Atlantic City, NJ, General
               Obligation Unlimited, (FGIC Insured),
               4.250% due 10/1/06 .................................        252,370
   200,000   Hasbrouck Heights, NJ, General Improvements, General
               Obligation Unlimited,
               5.250% due 9/1/04 ..................................        213,082
   110,000   High Bridge, NJ, Regional Board of Education, General
               Obligation Unlimited, (FSA Insured),
               5.400% due 2/15/09 .................................        115,965
   250,000   Hudson County, NJ, Certificates of Participation,
               Refunding-Correctional Facilities, (MBIA Insured),
               6.200% due 6/1/03 ..................................        269,520
   100,000   Hunterdon County, NJ, General Obligation Unlimited,
               4.200% due 12/15/04 ................................        101,691

                       See Notes to Financial Statements.
                                       102

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
$  200,000   Hunterdon, NJ, Central Regional High School District,
               General Obligation Unlimited, (FSA Insured),
               5.250% due 5/1/06 ..................................     $  213,626
   130,000   Jefferson Township, NJ, General Obligation Unlimited,
               Sewer Improvements, (AMBAC Insured),
               5.450% due 10/1/09 .................................        136,822
   200,000   Jersey City, NJ, Municipal Utilities Authority Water
               Revenue, (FSA Insured),
               4.750% due 4/1/04 ..................................        207,266
   250,000   Jersey City, NJ, Municipal Utility Authority Sewer
               Revenue, (FSA Insured),
               4.000% due 12/1/06 .................................        247,412
   250,000   Jersey City, NJ, School Improvements, General Obligation
               Unlimited, (MBIA Insured),
               5.500% due 3/15/06 .................................        269,530
   100,000   Lyndhurst Township, NJ, General Improvements, General
               Obligation Unlimited, (FGIC Insured),
               5.500% due 10/1/05 .................................        107,528
   105,000   Manalapan-Englishtown, NJ, Regional Board of Education,
               General Obligation Unlimited, (School Board Residual
               Fund Insured),
               5.000% due 5/1/07 ..................................        110,586
   125,000   Manchester Township, NJ, Board of Education Certificates
                of Participation, Refunding, (MBIA Insured),
               4.700% due 12/15/02 ................................        129,327
   150,000   Mercer County, NJ, Improvement Authority Revenue,
               Refunding -- Government Leasing, (County
               Guaranteed -- A),
               5.400% due 12/1/05 .................................        160,017
   100,000   Mercer County, NJ, Improvement Authority Revenue,
               Refunding -- Solid Waste, (County Guaranteed --
               Series 97),
               5.200% due 9/15/08 .................................        106,799
   100,000   Middletown Township, NJ, General Obligation Unlimited,
               5.000% due 8/1/05 ..................................        105,308
   100,000   Middletown Township, NJ, Sewer Authority, Sewer Revenue,
               Refunding -- Series A, (FGIC Insured),
               4.650% due 1/1/02 ..................................        102,543

                       See Notes to Financial Statements.
                                       103

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
$  500,000   Monmouth County, NJ, Senior Lien-- Series A, General
               Improvements, General Obligation Unlimited,
               4.500% due 8/1/04 ..................................     $  515,055
    50,000   Monmouth County, NJ, General Improvements Senior Lien --
               Series A, General Obligation Unlimited,
               4.500% due 8/1/08 ..................................         51,022
   100,000   Montclair, NJ, Refunding, General Obligation Unlimited,
               4.300% due 1/1/03 ..................................        101,823
             Moorestown Township, NJ, General Obligation Unlimited,
               (MBIA Insured)
    50,000     4.000% due 9/1/00...................................         50,460
    50,000     4.000% due 9/1/01...................................         50,554
   200,000   Morris Township, NJ, School District, General Obligation
               Unlimited, (School Board Residual Fund Insured),
               5.620% due 4/1/06 ..................................        216,534
   100,000   Mount Holly, NJ, Municpal Utility Authority Sewer
               Revenue, (MBIA Insured),
               5.000% due 12/1/13 .................................        102,290
   100,000   New Jersey Building Authority Revenue, Refunding,
               General Improvement,
               4.500% due 6/15/04 .................................        102,712
   250,000   New Jersey Economic Development Authority, Burlington
               Coat Factory, Refunding,
               5.600% due 9/1/05 ..................................        268,415
   125,000   New Jersey Economic Development Authority, Market
               Transition Facilities Revenue, Senior Lien -- Series A,
               (MBIA Insured),
               5.750% due 7/1/06 ..................................        135,989
   200,000   New Jersey Economic Development Authority, Market
               Transition Facilities Revenue, Senior Lien -- Series A,
               (MBIA Insured),
               5.700% due 7/1/05 ..................................        217,388
   100,000   New Jersey Economic Development Authority, Parking
               Facility Improvements, Elizabeth Development Project,
               (FGIC Insured),
               5.200% due 10/15/08 ................................        107,173
    75,000   New Jersey Economic Development Authority, RWJ Health
               Care Corp, Refunding, (FSA Insured),
               5.000% due 7/1/99 ..................................         75,205

                       See Notes to Financial Statements.
                                       104

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
$  200,000   New Jersey Enviromental Infrastructure, Sewer Improvements,
               4.250% due 9/1/07 ..................................     $  200,548
   100,000   New Jersey Health Care Facilites Finance Authority Revenue,
               St Joseph's Hospital, Refunding,
               5.000% due 7/1/03 ..................................        104,151
   400,000   New Jersey Health Care Facilities Finance Authority Revenue,
               Allegany Health, (MBIA Insured), Escrowed to Maturity,
               4.800% due 7/1/05 ..................................        416,612
   200,000   New Jersey Health Care Facilities Finance Authority Revenue,
               Kennedy Health System Series -- A, (MBIA Insured),
               5.000% due 7/1/09 ..................................        209,410
    75,000   New Jersey Health Care Facilities Finance Authority Revenue,
               Refunding, Mountainside Hospital, (MBIA Insured),
               4.600% due 7/1/00 ..................................         75,985
   125,000   New Jersey State Educational Facilities Authority Revenue,
               Higher Education Equipment Leasing Fund -- Series A,
               (MBIA Insured),
               5.000% due 9/1/00 ..................................        127,475
             New Jersey State Educational Facilities Authority Revenue,
               Higher Education Facilities Trust Fund -- Series A,
               (AMBAC Insured)
   100,000     5.125% due 9/1/02...................................        104,557
   125,000     5.125% due 9/1/08...................................        132,422
   350,000   New Jersey State Educational Facilities Authority Revenue,
               Higher Education Facilities Trust Fund -- Series A,
               (AMBAC Insured),
               5.125% due 9/1/07 ..................................        371,794
   175,000   New Jersey State Educational Facilities Authority Revenue,
               Kean University -- Series A, (AMBAC Insured),
               4.000% due 7/1/02 ..................................        176,915
   225,000   New Jersey State Educational Facilties Authority Revenue,
               Princeton University -- Series A,
               5.500% due 7/1/05 ..................................        240,824
    95,000   New Jersey State Educational Facilties Authority Revenue,
               Princeton University -- Series F,
               4.375% due 7/1/08 ..................................         95,868

                       See Notes to Financial Statements.
                                       105

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
$  200,000   New Jersey State Educational Faciltiies Authority Revenue,
               Higher Education Technology -- Series A,
               4.400% due 9/1/06 ..................................     $  203,606
   100,000   New Jersey State Educational Faciltiies Authority Revenue,
               Refunding -- Ramapo College -- Series E, (MBIA Insued),
               4.800% due 7/1/01 ..................................        102,541
   250,000   New Jersey State Highway Authority Garden State Parkway
               General Revenue, Highway Revenue Tolls, (AMBAC Insured),
               6.150% due 1/1/07 ..................................        268,888
   150,000   New Jersey State Housing and Mortgage Finance Agency
               Revenue, Home Buyer -- Series P, (MBIA Insured),
               5.050% due 4/1/07 ..................................        156,221
   200,000   New Jersey State Housing and Mortgage Finance Agency
               Revenue, Local or Guaranteed Housing -- Series A,
               (HUD Section 8),
               6.500% due 11/1/03 .................................        213,394
    50,000   New Jersey State Housing Finance Agency Revenue, Refunding,
               (HUD Section 236),
               5.650% due 11/1/00 .................................         50,073
   165,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, (MBIA Insured),
               4.750% due 12/15/07 ................................        171,140
   150,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, Escrowed to Maturity,
               5.300% due 12/15/01 ................................        156,471
   190,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, Escrowed to Maturity,
               (FSA Insured),
               4.750% due 6/15/03 .................................        197,338
   200,000   New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series B, (MBIA Insured),
               5.000% due 6/15/04 .................................        210,312
   250,000   New Jersey State Turnpike Authority, Turnpike Revenue
               -- Series A, (MBIA Insured),
               5.900% due 1/1/04 ..................................        266,778

                       See Notes to Financial Statements.
                                       106

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
$  250,000   New Jersey State, General Obligation Unlimited, Refunding--
               Series C,
               6.500% due 1/15/03 .................................     $  253,105
   100,000   New Jersey State, General Obligation Unlimited, Refunding
               -- Series D,
               5.100% due 2/15/00 .................................        101,449
   125,000   New Jersey Wastewater Treatment Trust -- Refunding --
               Series C, (MBIA Insured),
               6.250% due 5/15/03 .................................        136,420
     5,000   New Jersey Wastewater Treatment Trust -- Unrefunded --
               Series A, 6.000% due 7/1/09 ........................          5,323
   140,000   New Jersey Wastewater Treatment Trust -Series A,
               Prerefunded 7/1/01 @ 102,
               6.000% due 7/1/09 ..................................        149,474
   130,000   North Brunswick Township, NJ, General Obligation Unlimited,
               (FGIC Insured),
               4.250% due 7/1/09 ..................................        129,145
   100,000   Ocean County, NJ, General Improvement, General Obligation
               Unlimited, Prerefunded 7/1/04 @ 102,
               5.650% due 7/1/06 ..................................        108,711
   250,000   Ocean County, NJ, General Obligation Unlimited,
               4.875% due 12/15/09 ................................        261,060
    85,000   Ocean County, NJ, Utility Authority, Wastewater Revenue,
               Refunding,
               5.000% due 1/1/05 ..................................         89,094
   250,000   Ocean Township, NJ, Sewer Authority, Revenue Bonds --
               Series B, (FGIC Insured),
               6.000% due 12/1/07 .................................        272,195
   200,000   Park Ridge, NJ, General Obligation Unlimited,
               5.600% due 11/1/03 .................................        215,370
   100,000   Passaic County, NJ, General Obligation Unlimited, Refunding,
               (MBIA Insured),
               4.625% due 9/1/09 ..................................        101,706
   100,000   Passaic Valley, NJ, General Obligation Unlimited,
               (FGIC Insured),
               5.125% due 9/1/08 ..................................        104,834

                       See Notes to Financial Statements.
                                       107

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Continued)
$  270,000   Passaic Valley, NJ, General Obligation Unlimited,
               (FSA Insured),
               5.000% due 11/15/04 ................................     $  283,298
   100,000   Passaic Valley, NJ, Sewer Commission, Sewer System
               -- Series D, (AMBAC Insured),
               5.750% due 12/1/09 .................................        107,873
   200,000   Pemberton Twp, NJ, Refunding, General Obligation Unlimited,
               (AMBAC Insured),
               4.550% due 9/15/01 .................................        204,602
   130,000   Perth Amboy, NJ, Board of Education, General Obligation
               Unlimited, (MBIA Insured), Prerefunded 3/1/04 @ 102,
               6.200% due 8/1/06 ..................................        146,324
    60,000   Pleasantville, NJ, Sewer Utility, (MBIA Insured),
               7.875% due 10/15/00 ................................         60,214
   150,000   Ridgefield Park, NJ Board of Education, General Obligation
               Unlimited, (FSA Insured),
               4.700% due 7/1/06 ..................................        156,767
   125,000   Rutgers State University, NJ, Refunding-- Series S,
               5.250% due 5/1/07 ..................................        131,833
             South Brunswick Township, NJ, General Obligation Unlimited,
               (MBIA Insured)
   135,000     5.250% due 10/1/03..................................        143,228
   130,000     5.350% due 4/1/06...................................        135,506
   250,000   Southern Regional High School District, NJ, General
               Obligation Unlimited, (MBIA Insured),
               5.400% due 9/1/04 ..................................        268,118
   160,000   Sparta Township, NJ, School District, General Obligation
               Unlimited, (MBIA Insured),
               5.750% due 9/1/04 ..................................        174,206
   100,000   Surf City, NJ, General Obligation Unlimited, (MBIA Insured),
               5.150% due 1/15/06 .................................        105,230
    85,000   Tewksbury Township, NJ, Board of Education, General
               Obligation Unlimited, (FSA Insured),
               5.000% due 1/15/02 .................................         88,035
   150,000   Vineland, NJ, General Improvement, General Obligation
               Unlimited, (FGIC Insured),
               4.700% due 3/1/01 ..................................        153,042

                       See Notes to Financial Statements.
                                       108

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                            New Jersey Muni Portfolio
                     PORTFOLIO OF INVESTMENTS -- (Continued)
                          April 30, 1999 -- (Unaudited)

    Face
   Amount                                                                 Value
   ------                                                                 -----
MUNICIPAL BONDS -- (Concluded)
$  100,000   West Orange, NJ, General Obligation Unlimited,
               5.100% due 1/1/05 ..................................     $  105,266
             West Windsor Township, NJ, General Obligation Unlimited,
               Refunding
   280,000     4.000% due 7/15/06..................................        277,738
   250,000     4.500% due 7/15/07..................................        254,625
   350,000   Western Monmouth Utilities Authority, NJ, Revenue
               -- Series A, (AMBAC Insured),
               5.250% due 2/1/09 ..................................        370,517
   100,000   Woodbridge Township, NJ, General Obligation Unlimited,
               Refunding, (FGIC Insured),
               4.000% due 8/15/06 .................................         99,246
                                                                        ----------
             TOTAL MUNICIPAL BONDS
               (Cost $17,742,303) .................................     18,254,568
                                                                        ----------

TOTAL INVESTMENTS (Cost $17,742,303)(1)................        98.5%  $ 18,254,568

OTHER ASSETS IN EXCESS OF LIABILITIES..................         1.5%       276,650
                                                              ------  ------------
NET ASSETS                                                    100.0%  $ 18,531,218
                                                              ======  ============
NET ASSET VALUE ($18,531,218 divided by 1,787,950
   shares outstanding).................................             $        10.36
                                                                    ==============

--------------------
(1)  Aggregate cost for federal tax purposes.

INSURANCE ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance Inc.
MBIA --- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                          Notes to Financial Statements

1. Significant Accounting Policies

     The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of April 30, 1999, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios"). The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

     Portfolio valuation: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts when appropriate.

     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments. When-issued purchase committments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

     Dividends and distributions to shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                  Notes to Financial Statements -- (Continued)

     Federal income taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"). This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each Portfolio based on its relative net assets.

     On June 4, 1999, Bankers Trust Corporation merged with Deutsche Bank AG.

     The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

3. Purchases and Sales of Securities

     For the six months ended April 30, 1999, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

Portfolio                                          Purchases            Sales
---------                                         ----------        -----------

Muni Intermediate Portfolio.................      $  353,827        $ 2,119,813
New Jersey Muni Portfolio...................       2,166,292            792,066

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                  Notes to Financial Statements -- (Continued)

     On April 30, 1999, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio                                       Appreciation       Depreciation
---------                                       ------------       ------------
Muni Intermediate Portfolio.................       $592,926          $22,805
New Jersey Muni Portfolio...................        529,493           17,228

4. Shares of beneficial interest

     The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                         Six Months Ended                     Period Ended
                                              4/30/99                           10/31/98
                                  -----------------------------       -----------------------------
                                     Shares           Amount            Shares            Amount
                                  -----------       -----------       -----------       -----------
Muni Intermediate Portfolio:
    Sold .......................      174,603       $ 1,833,200           349,623       $ 3,657,100
    Redeemed ...................     (326,789)       (3,434,436)         (306,643)       (3,199,213)
                                  -----------       -----------       -----------       -----------
    Net increase/(decrease) ....     (152,186)      $(1,601,236)           42,980       $   457,887
                                  ===========       ===========       ===========       ===========


New Jersey Muni Portfolio:
    Sold .......................      233,142       $ 2,423,500           711,528       $ 7,319,600
    Redeemed  ..................     (122,589)       (1,273,526)         (221,997)       (2,277,573)
                                  -----------       -----------       -----------       -----------
    Net increase  ..............      110,553       $ 1,149,974           489,531       $ 5,042,027
                                  ===========       ===========       ===========       ===========


5. Capital loss carryforward

     On April 30, 1999, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                                    Expiring   Expiring  Expiring  Expiring  Expiring
 Portfolio                           in 2002   in 2003   in 2004   in 2005   in 2006
 ---------                          --------   --------  -------   -------   -------
Muni Intermediate Portfolio......   $188,697   $549,436  $ 2,107   $42,723      --
New Jersey Muni Portfolio........     56,594     21,708   11,660       --    $1,721

6. Concentration of credit

     The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal

                            -----------------------
                            THE GLENMEDE PORTFOLIOS
                            -----------------------
                  Notes to Financial Statements -- (Concluded)

bond fund that is not concentrated in these issuers to the same extent. As of April 30, 1999, the Muni Intermediate Portfolio maintained all of its investments in debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained a majority of its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

7. Net assets

     On April 30, 1999, net assets consisted of:


                                                         Muni       New Jersey
                                                     Intermediate      Muni
                                                       Portfolio     Portfolio
                                                     -----------   -----------
Par Value.........................................   $     1,739         1,788
Paid in Capital in excess of par value............    18,289,297    18,035,013
Undistributed net investment income...............        74,186        66,244
Accumulated net realized loss on investments sold,
   and foreign currency transactions..............      (717,781)      (84,092)
Net unrealized appreciation or depreciation of
   investments ...................................       570,121       512,265
                                                     -----------   -----------
     Total Net Assets.............................   $18,217,562   $18,531,218
                                                     ===========   ===========

               The Glenmede Fund, Inc. and The Glenmede Portfolios
                         Officers and Directors/Trustees

John W. Church, Jr.
   Chairman,
   Director/Trustee

H. Franklin Allen, Ph.D.
   Director/Trustee

Willard S. Boothby, Jr.
   Director/Trustee

Frank J. Palamara
   Director/Trustee

G. Thompson Pew, Jr.
   Director/Trustee

Mary Ann B. Wirts
   President

Kimberly C. Osborne
   Executive Vice President

Michael P.  Malloy
   Secretary

Joseph A. Finelli
   Treasurer

Edward J. Veilleux
   Assistant Secretary

Investment Advisor
   The Glenmede Trust Company
   One Liberty Place
   1650 Market Street, Suite 1200
   Philadelphia, Pennsylvania 19103

Administrator
   Investment Company Capital Corp.
   P.O. Box 515
   Baltimore, Maryland 21203

Custodian
   The Chase Manhattan Bank, N.A.
   3 Chase Metrotech Center
   Brooklyn, NY 11245

Legal Counsel
   Drinker Biddle & Reath LLP
   One Logan Square
   18th & Cherry Streets
   Philadelphia, Pennsylvania 19103-6996

Independent Accountants
   PricewaterhouseCoopers LLP
   250 West Pratt Street
   Baltimore, Maryland 21201

Investment Sub-Advisor
   (for Emerging Markets Portfolio)
   Pictet International Management Limited
   Cutlers Garden
   5 Devonshire Square
   London, United Kingdom EC2M 4LD

Distributor
   ICC Distributors, Inc.
   Two Portland Square
   Portland, Maine 04101

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The report is submitted for the general information of the shareholders of The
Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.